UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by 2017 a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.3%
	Academic Loan Funding Trust,
110	Series 2012-1A, Class A1, 2.13%, 12/27/2022 (e) (z)	110
1,228	Series 2013-1A, Class A, 2.13%, 12/26/2044 (e) (z)	1,223
357	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	373
3,660	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	3,652
	American Airlines Pass-Through Trust,
156	Series 2011-1, Class A, 5.25%, 01/31/2021	166
502	Series 2013-2, Class A, 4.95%, 01/15/2023	533
276	Series 2016-2, Class A, 3.65%, 06/15/2028	280
565	Series 2017-1, Class AA, 3.65%, 02/15/2029	586
409	Series 2017-2, Class AA, 3.35%, 10/15/2029	412
	American Credit Acceptance Receivables Trust,
1,225	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	1,239
870	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	871
2,395	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	2,413
1,480	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	1,479
	American Homes 4 Rent Trust,
3,791	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e)	3,960
2,000	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	2,150
850	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	950
2,842	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	2,945
500	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	529
2,380	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	2,685
4,049	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	4,144
1,275	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,388
889	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	889
	AmeriCredit Automobile Receivables Trust,
416	Series 2016-2, Class A2A, 1.42%, 10/08/2019	416
794	Series 2016-3, Class A3, 1.46%, 05/10/2021	790
10,700	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	10,700
296	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	296
	B2R Mortgage Trust,
1,401	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	1,390
2,785	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,819
467	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	461
	BCC Funding Corp. X,
598	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	597
550	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	550
165	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	162
355	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	351
880	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	879
1,174	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	1,174
5,057	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	5,046
	CarFinance Capital Auto Trust,
78	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	78
241	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	241
745	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 5.11%, 11/25/2034 (bb)	761
	Citi Held For Asset Issuance,
728	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	733

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
553	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	555
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,059
102	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 2.09%, 12/25/2033 (z)	102
579	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	579
2,301	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,294
3,323	Colony American Homes, Series 2014-2A, Class A, 2.19%, 07/17/2031 (e) (z)	3,329
	Continental Airlines Pass-Through Trust,
97	Series 1999-2, Class A-1, 7.26%, 03/15/2020	102
359	Series 2007-1, Class A, 5.98%, 04/19/2022	395
	CPS Auto Receivables Trust,
700	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	719
119	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	119
223	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	227
2,535	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	2,578
1,376	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	1,400
401	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	401
321	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	322
1,400	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	1,405
	Credit Acceptance Auto Loan Trust,
579	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	584
1,564	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	1,563
686	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	683
574	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	576
604	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	598
940	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	1,060
138	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.23%, 10/25/2034 (z)	136
	Delta Air Lines Pass-Through Trust,
243	Series 2010-2, Class A, 4.95%, 05/23/2019	250
109	Series 2011-1, Class A, 5.30%, 04/15/2019	113
265	Series 2012-1, Class A, 4.75%, 05/07/2020	278
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	1,496
2,882	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	2,935
1,059	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	1,085
1,320	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	1,354
314	Series 2016-AA, Class B, 3.17%, 05/15/2020 (e)	314
2,535	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	2,559
279	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	279
3,101	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	3,194
2,635	Series 2017-1, Class C, 2.84%, 04/15/2022	2,649
2,992	Series 2017-1, Class D, 3.84%, 03/15/2023	3,047
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	1,843
932	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	931
1,609	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	1,610
2,244	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	2,247
639	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	636
	Exeter Automobile Receivables Trust,
90	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	90
14	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	14
539	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	539

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,171	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	1,171
11	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96%, 03/15/2019	11
	First Investors Auto Owner Trust,
171	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	171
373	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	379
	FirstKey Lending Trust,
6,173	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	6,144
2,246	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	2,253
	Flagship Credit Auto Trust,
59	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	59
780	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	783
440	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	447
248	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	248
1,601	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	1,605
757	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	765
756	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	775
3,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	3,180
144	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	122
	GLS Auto Receivables Trust,
479	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	479
1,431	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	1,437
1,371	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	1,370
1,200	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	1,227
322	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	323
2	GO Financial Auto Securitization Trust, Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	2
853	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	851
861	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	866
1,609	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	1,599
2,820	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	2,890
	HERO Funding Trust,
1,502	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	1,480
3,033	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	3,129
425	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	422
93	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.53%, 03/25/2036 (z) (bb)	87
	Kabbage Asset Securitization LLC,
8,515	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	8,718
2,525	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	2,605
	KGS-Alpha SBA COOF Trust,
7,752	Series 2012-2, Class A, IO, 0.76%, 08/25/2038 (e) (z) (bb)	185
5,913	Series 2013-2, Class A, IO, 1.73%, 03/25/2039 (e) (z) (bb)	250
3,506	Series 2015-2, Class A, IO, 2.81%, 07/25/2041 (e) (z)	369
370	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	371
	Lendmark Funding Trust,
2,894	Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	2,941
1,866	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	1,865
115	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.53%, 01/25/2036 (z) (bb)	114
	LV Tower 52 Issuer,
6,429	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	6,429
2,292	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	2,292
2,130	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	2,136

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Marlette Funding Trust,
998	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	1,001
2,823	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	2,835
808	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	908
522	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	523
380	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	380
300	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.59%, 12/07/2020 (z)	300
568	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	575
2,565	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	2,543
	NRPL Trust,
1,896	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	1,893
1,522	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	1,526
5,413	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	5,427
1,200	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	1,196
1,400	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	1,393
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	2,177
1,174	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,205
	OneMain Financial Issuance Trust,
207	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	207
1,491	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	1,493
550	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	556
4,975	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	4,975
1,911	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	1,911
2,755	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	2,815
1,800	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	1,865
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,646
1,455	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	1,452
	Progress Residential Trust,
3,917	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,907
2,012	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	2,011
2,566	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	2,574
1,230	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	1,244
5,206	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e)	5,232
295	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	304
1,200	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	1,255
1,338	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	1,343
295	Purchasing Power Funding LLC, Series 2016-A, 5.99%, 02/27/2019 (e) (z) (bb)	295
751	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	753
3,900	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	3,900
288	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	140
1,183	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	1,182
95	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.78%, 06/25/2033 (bb)	96
245	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	220
6	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	6

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,330	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	1,339
398	Spirit Airlines Pass Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	397
2,666	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	2,687
	Springleaf Funding Trust,
3,841	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	3,859
1,087	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	1,092
2,040	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	2,058
1,368	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	1,356
1,860	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	1,860
1,824	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	1,797
1,045	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.45%, 07/07/2028	1,063
1,435	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	1,433
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	248
3,655	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	3,655
1,044	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	1,049
1,076	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,081
1,216	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,222
1,727	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	1,733
785	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	788
	Westgate Resorts LLC,
204	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	204
1,489	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	1,488
	Westlake Automobile Receivables Trust,
941	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	942
947	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	953

	Total Asset-Backed Securities (Cost $266,344)	268,788

Collateralized Mortgage Obligations — 14.9%
1,644	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	1,644
	Alternative Loan Trust,
8,100	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	8,289
1,015	Series 2005-1CB, Class 1A6, IF, IO, 5.77%, 03/25/2035 (z) (bb)	185
2,689	Series 2005-20CB, Class 3A8, IF, IO, 3.42%, 07/25/2035 (z) (bb)	315
5,198	Series 2005-22T1, Class A2, IF, IO, 3.74%, 06/25/2035 (z) (bb)	666
2,658	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,568
99	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	78
3,903	Series 2005-37T1, Class A2, IF, IO, 3.72%, 09/25/2035 (z) (bb)	518
2,077	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,966
5,206	Series 2005-54CB, Class 1A2, IF, IO, 3.52%, 11/25/2035 (z) (bb)	611
1,184	Series 2005-57CB, Class 3A2, IF, IO, 3.77%, 12/25/2035 (z) (bb)	145
882	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	878
1,355	Series 2005-J1, Class 1A4, IF, IO, 3.77%, 02/25/2035 (z)	50
1,390	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	1,164
	Angel Oak Mortgage Trust LLC,
304	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	303
533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	530
	ASG Resecuritization Trust,
402	Series 2009-3, Class A65, 2.88%, 03/26/2037 (e) (z)	403
164	Series 2011-1, Class 3A50, 3.62%, 11/28/2035 (e) (z)	164

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Banc of America Alternative Loan Trust,
34	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	32
737	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	692
1,804	Series 2005-6, Class CBIO, IO, 5.50%, 07/25/2035 (bb)	387
479	Series 2006-4, Class 1A4, 6.00%, 05/25/2046	386
	Banc of America Funding Trust,
184	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	154
105	Series 2004-2, Class 30PO, PO, 09/20/2034 (bb)	95
159	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	159
327	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	317
228	Series 2005-7, Class 30PO, PO, 11/25/2035	189
127	Series 2005-8, Class 30PO, PO, 01/25/2036 (z)	96
478	Series 2005-E, Class 4A1, 3.52%, 03/20/2035 (z)	485
327	Series 2006-A, Class 3A2, 3.54%, 02/20/2036 (z)	295
	Banc of America Mortgage Trust,
101	Series 2004-A, Class 2A2, 3.58%, 02/25/2034 (z)	101
466	Series 2004-J, Class 3A1, 3.92%, 11/25/2034 (z)	467
	BCAP LLC Trust,
146	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	150
887	Series 2010-RR7, Class 2A1, 3.18%, 07/26/2045 (e) (z)	875
	Bear Stearns ARM Trust,
69	Series 2003-7, Class 3A, 3.39%, 10/25/2033 (z)	68
408	Series 2004-1, Class 12A1, 3.62%, 04/25/2034 (z)	410
65	Series 2004-2, Class 14A, 3.57%, 05/25/2034 (z)	65
771	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	785
1,777	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	1,780
	CHL Mortgage Pass-Through Trust,
256	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	258
31	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	31
92	Series 2004-HYB1, Class 2A, 3.29%, 05/20/2034 (z)	93
440	Series 2004-HYB3, Class 2A, 3.18%, 06/20/2034 (z)	440
321	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	327
31	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	31
594	Series 2005-16, Class A23, 5.50%, 09/25/2035	585
1,796	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	1,575
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
58	Series 2005-5, Class APO, PO, 08/25/2035 (bb)	52
94	Series 2005-8, Class APO, PO, 11/25/2035 (bb)	81
	Citigroup Global Markets Mortgage Securities VII, Inc.,
116	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	117
1	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	1
	Citigroup Mortgage Loan Trust,
137	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	140
472	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	458
	Citigroup Mortgage Loan Trust, Inc.,
100	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	101
52	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	48
46	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	40
37	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	35
29	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	29
55	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	55
17	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	17
3	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	3
87	Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	85

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
251		Series 2005-1, Class 2A1A, 2.44%, 02/25/2035 (z)	219
305		Series 2005-2, Class 2A11, 5.50%, 05/25/2035	314
341		Series 2005-5, Class 1A2, 4.17%, 08/25/2035 (z)	288
1,079		Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	116
		Credit Suisse First Boston Mortgage Securities Corp.,
415		Series 2003-1, Class DB1, 6.69%, 02/25/2033 (z)	418
139		Series 2003-21, Class 1A4, 5.25%, 09/25/2033	143
247		Series 2003-25, Class 1P, PO, 10/25/2033 (bb)	225
4		Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	4
		CSFB Mortgage-Backed Pass-Through Certificates,
2		Series 2003-17, Class 2A1, 5.00%, 07/25/2018	2
2,496		Series 2005-4, Class 3A18, 5.50%, 06/25/2035	2,558
2,849		Series 2005-4, Class 3A23, 5.50%, 06/25/2035	2,848
248		CSMC, Series 2010-11R, Class A6, 2.34%, 06/28/2047 (e) (z)	248
83		FHLMC - GNMA, Series 8, Class ZA, 7.00%, 03/25/2023	88
		FHLMC REMIC,
–	(h)	Series 22, Class C, 9.50%, 04/15/2020	—	(h)
1		Series 23, Class F, 9.60%, 04/15/2020	2
–	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
1		Series 99, Class Z, 9.50%, 01/15/2021	1
–	(h)	Series 204, Class E, HB, IF, IO, 1,639.90%, 05/15/2023 (z)	—	(h)
–	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
2		Series 1065, Class J, 9.00%, 04/15/2021	2
–	(h)	Series 1079, Class S, HB, IF, 29.75%, 05/15/2021 (z)	—	(h)
1		Series 1084, Class F, 2.20%, 05/15/2021 (z)	1
1		Series 1084, Class S, HB, IF, 39.60%, 05/15/2021 (z)	1
3		Series 1116, Class I Shares, 5.50%, 08/15/2021	3
5		Series 1144, Class KB, 8.50%, 09/15/2021	5
–	(h)	Series 1172, Class L Shares, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
–	(h)	Series 1196, Class B, HB, IF, IO, 1,104.54%, 01/15/2022 (z)	—	(h)
3		Series 1250, Class J, 7.00%, 05/15/2022	3
8		Series 1343, Class LA, 8.00%, 08/15/2022	9
10		Series 1343, Class LB, 7.50%, 08/15/2022	11
16		Series 1370, Class JA, 2.40%, 09/15/2022 (z)	17
15		Series 1455, Class WB, IF, 4.05%, 12/15/2022 (z)	16
82		Series 1466, Class PZ, 7.50%, 02/15/2023	89
1		Series 1470, Class F, 1.73%, 02/15/2023 (z)	1
88		Series 1498, Class I Shares, 2.40%, 04/15/2023 (z)	89
133		Series 1502, Class PX, 7.00%, 04/15/2023	144
14		Series 1505, Class Q, 7.00%, 05/15/2023	15
34		Series 1518, Class G, IF, 7.70%, 05/15/2023 (z)	37
12		Series 1541, Class M, HB, IF, 24.61%, 07/15/2023 (z)	16
32		Series 1541, Class O, 1.66%, 07/15/2023 (z)	32
3		Series 1570, Class F, 2.23%, 08/15/2023 (z)	3
110		Series 1573, Class PZ, 7.00%, 09/15/2023	120
68		Series 1591, Class PV, 6.25%, 10/15/2023	73
27		Series 1602, Class SA, IF, 18.69%, 10/15/2023 (z)	35
304		Series 1608, Class L Shares, 6.50%, 09/15/2023	337
207		Series 1638, Class H, 6.50%, 12/15/2023	222
154		Series 1642, Class PJ, 6.00%, 11/15/2023	164
14		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	18
7		Series 1686, Class SH, IF, 16.42%, 02/15/2024 (z)	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
50	Series 1695, Class EB, 7.00%, 03/15/2024	54
10	Series 1699, Class FC, 1.85%, 03/15/2024 (z)	10
46	Series 1700, Class GA, PO, 02/15/2024	45
134	Series 1706, Class K, 7.00%, 03/15/2024	146
5	Series 1709, Class FA, 1.48%, 03/15/2024 (z)	5
21	Series 1745, Class D, 7.50%, 08/15/2024	24
286	Series 1760, Class ZD, 1.83%, 02/15/2024 (z)	284
107	Series 1798, Class F, 5.00%, 05/15/2023	111
1	Series 1807, Class G, 9.00%, 10/15/2020	1
23	Series 1829, Class ZB, 6.50%, 03/15/2026	25
27	Series 1863, Class Z, 6.50%, 07/15/2026	30
39	Series 1865, Class D, PO, 02/15/2024	35
25	Series 1890, Class H, 7.50%, 09/15/2026	28
87	Series 1899, Class ZE, 8.00%, 09/15/2026	100
5	Series 1935, Class FL, 1.95%, 02/15/2027 (z)	5
59	Series 1963, Class Z, 7.50%, 01/15/2027	68
7	Series 1970, Class PG, 7.25%, 07/15/2027	8
104	Series 1981, Class Z, 6.00%, 05/15/2027	112
39	Series 1987, Class PE, 7.50%, 09/15/2027	45
88	Series 2019, Class Z, 6.50%, 12/15/2027	97
24	Series 2033, Class SN, HB, IF, IO, 28.16%, 03/15/2024 (z)	8
76	Series 2038, Class PN, IO, 7.00%, 03/15/2028	14
167	Series 2040, Class PE, 7.50%, 03/15/2028	191
22	Series 2043, Class CJ, 6.50%, 04/15/2028	24
109	Series 2054, Class PV, 7.50%, 05/15/2028	123
212	Series 2075, Class PH, 6.50%, 08/15/2028	235
238	Series 2075, Class PM, 6.25%, 08/15/2028	258
56	Series 2086, Class GB, 6.00%, 09/15/2028	61
99	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	12
273	Series 2095, Class PE, 6.00%, 11/15/2028	300
92	Series 2125, Class JZ, 6.00%, 02/15/2029	101
22	Series 2132, Class SB, HB, IF, 25.17%, 03/15/2029 (z)	34
4	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
115	Series 2136, Class PG, 6.00%, 03/15/2029	127
34	Series 2141, Class IO, IO, 7.00%, 04/15/2029	4
36	Series 2163, Class PC, IO, 7.50%, 06/15/2029	4
334	Series 2169, Class TB, 7.00%, 06/15/2029	376
202	Series 2172, Class QC, 7.00%, 07/15/2029	230
183	Series 2176, Class OJ, 7.00%, 08/15/2029	207
98	Series 2201, Class C, 8.00%, 11/15/2029	112
90	Series 2209, Class TC, 8.00%, 01/15/2030	106
164	Series 2210, Class Z, 8.00%, 01/15/2030	193
33	Series 2224, Class CB, 8.00%, 03/15/2030	38
94	Series 2230, Class Z, 8.00%, 04/15/2030	110
65	Series 2234, Class PZ, 7.50%, 05/15/2030	76
69	Series 2247, Class Z, 7.50%, 08/15/2030	78
104	Series 2256, Class MC, 7.25%, 09/15/2030	120
133	Series 2259, Class ZM, 7.00%, 10/15/2030	152
1	Series 2261, Class ZY, 7.50%, 10/15/2030	1
19	Series 2262, Class Z, 7.50%, 10/15/2030	22
168	Series 2271, Class PC, 7.25%, 12/15/2030	193
122	Series 2283, Class K, 6.50%, 12/15/2023	131

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
85	Series 2296, Class PD, 7.00%, 03/15/2031	97
22	Series 2306, Class K, PO, 05/15/2024	21
53	Series 2306, Class SE, IF, IO, 8.27%, 05/15/2024 (z)	9
92	Series 2313, Class LA, 6.50%, 05/15/2031	104
108	Series 2325, Class PM, 7.00%, 06/15/2031	124
874	Series 2344, Class ZD, 6.50%, 08/15/2031	1,010
68	Series 2344, Class ZJ, 6.50%, 08/15/2031	75
65	Series 2345, Class NE, 6.50%, 08/15/2031	73
66	Series 2351, Class PZ, 6.50%, 08/15/2031	74
507	Series 2353, Class AZ, 6.00%, 09/15/2031	546
260	Series 2359, Class ZB, 8.50%, 06/15/2031	299
135	Series 2367, Class ME, 6.50%, 10/15/2031	149
308	Series 2396, Class FM, 1.70%, 12/15/2031 (z)	309
163	Series 2399, Class OH, 6.50%, 01/15/2032	184
231	Series 2399, Class TH, 6.50%, 01/15/2032	261
232	Series 2410, Class NG, 6.50%, 02/15/2032	262
87	Series 2410, Class OE, 6.38%, 02/15/2032	94
156	Series 2410, Class QS, IF, 16.25%, 02/15/2032 (z)	228
94	Series 2410, Class QX, IF, IO, 7.40%, 02/15/2032 (z)	23
190	Series 2412, Class SP, IF, 13.60%, 02/15/2032 (z)	238
266	Series 2420, Class XK, 6.50%, 02/15/2032	301
245	Series 2423, Class MC, 7.00%, 03/15/2032	279
209	Series 2423, Class MT, 7.00%, 03/15/2032	239
419	Series 2430, Class WF, 6.50%, 03/15/2032	473
248	Series 2434, Class TC, 7.00%, 04/15/2032	281
283	Series 2435, Class CJ, 6.50%, 04/15/2032	318
180	Series 2436, Class MC, 7.00%, 04/15/2032	202
159	Series 2444, Class ES, IF, IO, 6.70%, 03/15/2032 (z)	35
118	Series 2450, Class GZ, 7.00%, 05/15/2032	136
127	Series 2450, Class SW, IF, IO, 6.75%, 03/15/2032 (z)	25
467	Series 2455, Class GK, 6.50%, 05/15/2032	505
189	Series 2462, Class JG, 6.50%, 06/15/2032	214
397	Series 2464, Class SI, IF, IO, 6.75%, 02/15/2032 (z)	77
357	Series 2466, Class PH, 6.50%, 06/15/2032	402
171	Series 2474, Class NR, 6.50%, 07/15/2032	189
228	Series 2484, Class LZ, 6.50%, 07/15/2032	256
229	Series 2500, Class MC, 6.00%, 09/15/2032	256
182	Series 2512, Class PG, 5.50%, 10/15/2022	191
97	Series 2535, Class BK, 5.50%, 12/15/2022	102
2	Series 2537, Class TE, 5.50%, 12/15/2017	2
386	Series 2543, Class YX, 6.00%, 12/15/2032	426
345	Series 2544, Class HC, 6.00%, 12/15/2032	387
505	Series 2552, Class ME, 6.00%, 01/15/2033	569
423	Series 2567, Class QD, 6.00%, 02/15/2033	477
247	Series 2568, Class KG, 5.50%, 02/15/2023	262
47	Series 2571, Class SK, HB, IF, 29.11%, 09/15/2023 (z)	69
1,146	Series 2575, Class ME, 6.00%, 02/15/2033	1,272
148	Series 2586, Class WI, IO, 6.50%, 03/15/2033	28
22	Series 2587, Class WX, 5.00%, 03/15/2018	22
306	Series 2596, Class QG, 6.00%, 03/15/2033	327
13	Series 2611, Class UH, 4.50%, 05/15/2018	13
24	Series 2617, Class GR, 4.50%, 05/15/2018	24

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
18	Series 2626, Class NS, IF, IO, 5.30%, 06/15/2023 (z)	—	(h)
30	Series 2631, Class LC, 4.50%, 06/15/2018	30
15	Series 2636, Class Z, 4.50%, 06/15/2018	15
17	Series 2637, Class SA, IF, IO, 4.85%, 06/15/2018 (z)	—	(h)
21	Series 2638, Class DS, IF, 7.35%, 07/15/2023 (z)	22
5	Series 2650, Class PO, PO, 12/15/2032	5
91	Series 2650, Class SO, PO, 12/15/2032	90
24	Series 2651, Class VZ, 4.50%, 07/15/2018	24
158	Series 2675, Class CK, 4.00%, 09/15/2018	158
68	Series 2692, Class SC, IF, 10.79%, 07/15/2033 (z)	83
43	Series 2695, Class DG, 4.00%, 10/15/2018	44
663	Series 2710, Class HB, 5.50%, 11/15/2023	703
395	Series 2716, Class UN, 4.50%, 12/15/2023	413
74	Series 2744, Class PE, 5.50%, 02/15/2034	77
102	Series 2783, Class AT, 4.00%, 04/15/2019	103
273	Series 2809, Class UC, 4.00%, 06/15/2019	275
33	Series 2835, Class QO, PO, 12/15/2032	29
6	Series 2840, Class JO, PO, 06/15/2023	6
20	Series 2922, Class JN, 4.50%, 02/15/2020	20
135	Series 2934, Class EC, PO, 02/15/2020	132
112	Series 2934, Class HI, IO, 5.00%, 02/15/2020	5
87	Series 2934, Class KI, IO, 5.00%, 02/15/2020	3
33	Series 2958, Class QD, 4.50%, 04/15/2020	33
358	Series 2965, Class GD, 4.50%, 04/15/2020	363
3	Series 2989, Class PO, PO, 06/15/2023	3
2,558	Series 2990, Class UZ, 5.75%, 06/15/2035	2,861
1,233	Series 3004, Class EK, 5.50%, 07/15/2035	1,279
56	Series 3014, Class OD, PO, 08/15/2035	52
944	Series 3047, Class OD, 5.50%, 10/15/2035	1,066
3,095	Series 3064, Class MC, 5.50%, 11/15/2035	3,372
2	Series 3068, Class AO, PO, 01/15/2035	2
66	Series 3068, Class QB, 4.50%, 06/15/2020	66
809	Series 3074, Class BH, 5.00%, 11/15/2035	858
212	Series 3085, Class WF, 2.05%, 08/15/2035 (z)	216
343	Series 3102, Class FB, 1.55%, 01/15/2036 (z)	344
80	Series 3102, Class HS, IF, 19.98%, 01/15/2036 (z)	115
474	Series 3117, Class EO, PO, 02/15/2036	414
275	Series 3117, Class OK, PO, 02/15/2036	239
21	Series 3122, Class ZB, 6.00%, 03/15/2036	30
866	Series 3131, Class BK, 5.50%, 03/15/2026	922
73	Series 3134, Class PO, PO, 03/15/2036	65
350	Series 3138, Class PO, PO, 04/15/2036	314
30	Series 3149, Class SO, PO, 05/15/2036	24
115	Series 3151, Class UC, 5.50%, 08/15/2035	117
354	Series 3152, Class MO, PO, 03/15/2036	309
80	Series 3171, Class MO, PO, 06/15/2036	73
304	Series 3179, Class OA, PO, 07/15/2036	269
44	Series 3194, Class SA, IF, IO, 5.85%, 07/15/2036 (z)	4
326	Series 3211, Class SO, PO, 09/15/2036	285
148	Series 3218, Class AO, PO, 09/15/2036	117
264	Series 3219, Class DI, IO, 6.00%, 04/15/2036	54
800	Series 3229, Class HE, 5.00%, 10/15/2026	843

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
333	Series 3232, Class ST, IF, IO, 5.45%, 10/15/2036 (z)	50
114	Series 3233, Class OP, PO, 05/15/2036	100
199	Series 3256, Class PO, PO, 12/15/2036	171
441	Series 3260, Class CS, IF, IO, 4.89%, 01/15/2037 (z)	59
236	Series 3261, Class OA, PO, 01/15/2037	205
73	Series 3274, Class JO, PO, 02/15/2037	65
74	Series 3275, Class FL, 1.69%, 02/15/2037 (z)	74
491	Series 3290, Class SB, IF, IO, 5.20%, 03/15/2037 (z)	64
468	Series 3315, Class HZ, 6.00%, 05/15/2037	479
28	Series 3318, Class AO, PO, 05/15/2037	26
26	Series 3326, Class JO, PO, 06/15/2037	24
230	Series 3331, Class PO, PO, 06/15/2037	207
135	Series 3385, Class SN, IF, IO, 4.75%, 11/15/2037 (z)	12
328	Series 3387, Class SA, IF, IO, 5.17%, 11/15/2037 (z)	41
537	Series 3404, Class SC, IF, IO, 4.75%, 01/15/2038 (z)	86
2,480	Series 3422, Class AI, SUB, 0.25%, 01/15/2038	24
378	Series 3424, Class PI, IF, IO, 5.55%, 04/15/2038 (z)	58
681	Series 3481, Class SJ, IF, IO, 4.60%, 08/15/2038 (z)	96
419	Series 3511, Class SA, IF, IO, 4.75%, 02/15/2039 (z)	61
94	Series 3549, Class FA, 2.45%, 07/15/2039 (z)	96
164	Series 3607, Class BO, PO, 04/15/2036	144
658	Series 3607, Class OP, PO, 07/15/2037	574
323	Series 3607, Class PO, PO, 05/15/2037	274
78	Series 3611, Class PO, PO, 07/15/2034	68
240	Series 3621, Class BO, PO, 01/15/2040	212
258	Series 3720, Class A, 4.50%, 09/15/2025	271
582	Series 3747, Class HI, IO, 4.50%, 07/15/2037	11
1,000	Series 3747, Class PY, 4.00%, 10/15/2040	1,063
450	Series 3759, Class HI, IO, 4.00%, 08/15/2037	16
375	Series 3760, Class GI, IO, 4.00%, 10/15/2037	10
84	Series 3804, Class FN, 1.70%, 03/15/2039 (z)	85
1,537	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,713
355	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	368
1,214	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	1,372
1,162	Series 3920, Class LP, 5.00%, 01/15/2034	1,250
753	Series 3925, Class FL, 1.70%, 01/15/2041 (z)	757
519	Series 3957, Class B, 4.00%, 11/15/2041	542
807	Series 3966, Class NA, 4.00%, 12/15/2041	854
293	Series 3997, Class PF, 1.70%, 11/15/2039 (z)	294
1,545	Series 4048, Class FJ, 1.64%, 07/15/2037 (z)	1,546
2,000	Series 4217, Class KY, 3.00%, 06/15/2043	1,945
2,501	Series 4240, Class B, 3.00%, 08/15/2033	2,473
3,684	Series 4251, Class KW, 2.50%, 04/15/2028	3,516
3,028	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	3,100
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
572	Series 233, Class 11, IO, 5.00%, 09/15/2035	122
797	Series 233, Class 13, IO, 5.00%, 09/15/2035	160
53	Series 243, Class 16, IO, 4.50%, 11/15/2020	1
134	Series 243, Class 17, IO, 4.50%, 12/15/2020	4
5,885	Series 299, Class 300, 3.00%, 01/15/2043	5,852
1,874	Series 310, Class PO, PO, Zero Coupon, 09/15/2043	1,486

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,719		Series 323, Class 300, 3.00%, 01/15/2044	3,722
		FHLMC Structured Pass-Through Securities Certificates,
355		Series T-41, Class 3A, 5.66%, 07/25/2032 (z)	380
234		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	279
1,343		Series T-54, Class 2A, 6.50%, 02/25/2043	1,562
384		Series T-54, Class 3A, 7.00%, 02/25/2043	444
144		Series T-58, Class APO, PO, 09/25/2043	119
332		Series T-59, Class 1AP, PO, 10/25/2043	270
1,270		Series T-76, Class 2A, 3.73%, 10/25/2037 (z)	1,292
		First Horizon Alternative Mortgage Securities Trust,
477		Series 2004-AA4, Class A1, 3.35%, 10/25/2034 (z)	475
831		Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	736
1,576		Series 2007-FA4, Class 1A2, IF, IO, 4.32%, 08/25/2037 (z) (bb)	323
522		First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2, 3.16%, 04/25/2035 (z)	532
		FNMA Grantor Trust,
670		Series 2002-T19, Class A2, 7.00%, 07/25/2042	764
459		Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	531
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
2		Series 1989-70, Class G, 8.00%, 10/25/2019	2
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
2		Series 1989-83, Class H, 8.50%, 11/25/2019	2
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
2		Series 1990-1, Class D, 8.80%, 01/25/2020	2
–	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
1		Series 1990-63, Class H, 9.50%, 06/25/2020	1
–	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
–	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
–	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
6		Series 1990-102, Class J, 6.50%, 08/25/2020	6
5		Series 1990-120, Class H, 9.00%, 10/25/2020	5
1		Series 1990-134, Class SC, IF, 19.61%, 11/25/2020 (z)	1
–	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
–	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
2		Series 1991-24, Class Z, 5.00%, 03/25/2021	2
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
15		Series 1992-136, Class PK, 6.00%, 08/25/2022	16
10		Series 1992-143, Class MA, 5.50%, 09/25/2022	10
38		Series 1992-163, Class M, 7.75%, 09/25/2022	41
60		Series 1992-188, Class PZ, 7.50%, 10/25/2022	65
23		Series 1993-21, Class KA, 7.70%, 03/25/2023	25
40		Series 1993-25, Class J, 7.50%, 03/25/2023	43
9		Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	12
14		Series 1993-62, Class SA, IF, 18.83%, 04/25/2023 (z)	17
8		Series 1993-165, Class SD, IF, 13.31%, 09/25/2023 (z)	9
17		Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	19
12		Series 1993-179, Class SB, HB, IF, 26.56%, 10/25/2023 (z)	16
8		Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	9
22		Series 1993-205, Class H, PO, 09/25/2023	21
38		Series 1993-225, Class UB, 6.50%, 12/25/2023	41
13		Series 1993-230, Class FA, 1.93%, 12/25/2023 (z)	13
30		Series 1993-247, Class FE, 2.33%, 12/25/2023 (z)	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14	Series 1993-247, Class SU, IF, 12.22%, 12/25/2023 (z)	17
124	Series 1994-37, Class L Shares, 6.50%, 03/25/2024	134
671	Series 1994-40, Class Z, 6.50%, 03/25/2024	727
29	Series 1995-2, Class Z, 8.50%, 01/25/2025	31
149	Series 1995-19, Class Z, 6.50%, 11/25/2023	165
132	Series 1996-14, Class SE, IF, IO, 8.33%, 08/25/2023 (z)	21
11	Series 1996-59, Class J, 6.50%, 08/25/2022	12
93	Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	2
11	Series 1997-27, Class J, 7.50%, 04/18/2027	13
25	Series 1997-29, Class J, 7.50%, 04/20/2027	29
169	Series 1997-39, Class PD, 7.50%, 05/20/2027	193
14	Series 1997-42, Class ZC, 6.50%, 07/18/2027	15
237	Series 1997-61, Class ZC, 7.00%, 02/25/2023	257
46	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5
6	Series 1998-4, Class C, PO, 04/25/2023	6
69	Series 1998-36, Class ZB, 6.00%, 07/18/2028	77
45	Series 1998-43, Class SA, IF, IO, 17.03%, 04/25/2023 (z)	14
76	Series 1998-66, Class SB, IF, IO, 6.82%, 12/25/2028 (z)	8
50	Series 1999-17, Class C, 6.35%, 04/25/2029	55
188	Series 1999-18, Class Z, 5.50%, 04/18/2029	205
10	Series 1999-38, Class SK, IF, IO, 6.72%, 08/25/2023 (z)	1
22	Series 1999-52, Class NS, IF, 19.66%, 10/25/2023 (z)	29
75	Series 1999-62, Class PB, 7.50%, 12/18/2029	85
243	Series 2000-2, Class ZE, 7.50%, 02/25/2030	279
145	Series 2000-20, Class SA, IF, IO, 7.77%, 07/25/2030 (z)	24
20	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	4
44	Series 2001-4, Class PC, 7.00%, 03/25/2021	46
44	Series 2001-7, Class PF, 7.00%, 03/25/2031	50
150	Series 2001-30, Class PM, 7.00%, 07/25/2031	173
162	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	36
153	Series 2001-36, Class DE, 7.00%, 08/25/2031	173
404	Series 2001-44, Class MY, 7.00%, 09/25/2031	465
49	Series 2001-44, Class PD, 7.00%, 09/25/2031	56
69	Series 2001-44, Class PU, 7.00%, 09/25/2031	79
338	Series 2001-48, Class Z, 6.50%, 09/25/2021	357
40	Series 2001-49, Class Z, 6.50%, 09/25/2031	44
49	Series 2001-52, Class KB, 6.50%, 10/25/2031	53
498	Series 2001-61, Class Z, 7.00%, 11/25/2031	574
14	Series 2001-72, Class SX, IF, 14.37%, 12/25/2031 (z)	17
33	Series 2002-1, Class HC, 6.50%, 02/25/2022	35
31	Series 2002-1, Class SA, HB, IF, 20.87%, 02/25/2032 (z)	42
30	Series 2002-1, Class UD, IF, 19.85%, 12/25/2023 (z)	40
552	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	28
7	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	9
15	Series 2002-21, Class LO, PO, 04/25/2032	13
149	Series 2002-21, Class PE, 6.50%, 04/25/2032	168
389	Series 2002-28, Class PK, 6.50%, 05/25/2032	438
97	Series 2002-37, Class Z, 6.50%, 06/25/2032	108
557	Series 2002-48, Class GH, 6.50%, 08/25/2032	625
85	Series 2002-77, Class S, IF, 12.05%, 12/25/2032 (z)	102
259	Series 2002-83, Class CS, 6.88%, 08/25/2023	278
5	Series 2003-3, Class HJ, 5.00%, 02/25/2018	5

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,672	Series 2003-22, Class UD, 4.00%, 04/25/2033	1,746
547	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	114
330	Series 2003-34, Class AX, 6.00%, 05/25/2033	369
1,298	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,395
21	Series 2003-35, Class UC, 3.75%, 05/25/2033	21
65	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	15
484	Series 2003-39, Class LW, 5.50%, 05/25/2023	512
264	Series 2003-41, Class PE, 5.50%, 05/25/2023	276
95	Series 2003-42, Class GB, 4.00%, 05/25/2033	99
237	Series 2003-47, Class PE, 5.75%, 06/25/2033	265
87	Series 2003-52, Class SX, IF, 18.97%, 10/25/2031 (z)	116
70	Series 2003-64, Class SX, IF, 10.64%, 07/25/2033 (z)	83
420	Series 2003-71, Class DS, IF, 5.81%, 08/25/2033 (z)	441
530	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	88
61	Series 2003-74, Class SH, IF, 7.78%, 08/25/2033 (z)	69
20	Series 2003-76, Class GQ, 4.50%, 08/25/2018	20
45	Series 2003-81, Class LC, 4.50%, 09/25/2018	45
222	Series 2003-83, Class PG, 5.00%, 06/25/2023	225
116	Series 2003-91, Class SD, IF, 10.29%, 09/25/2033 (z)	134
782	Series 2003-116, Class SB, IF, IO, 6.27%, 11/25/2033 (z)	146
28	Series 2003-128, Class NG, 4.00%, 01/25/2019	28
31	Series 2003-130, Class SX, IF, 9.53%, 01/25/2034 (z)	35
53	Series 2003-132, Class OA, PO, 08/25/2033	50
648	Series 2004-4, Class QI, IF, IO, 5.77%, 06/25/2033 (z)	45
61	Series 2004-4, Class QM, IF, 11.54%, 06/25/2033 (z)	69
159	Series 2004-10, Class SC, HB, IF, 23.29%, 02/25/2034 (z)	180
99	Series 2004-25, Class PC, 5.50%, 01/25/2034	100
449	Series 2004-25, Class SA, IF, 15.87%, 04/25/2034 (z)	598
276	Series 2004-27, Class HB, 4.00%, 05/25/2019	278
68	Series 2004-36, Class PC, 5.50%, 02/25/2034	70
733	Series 2004-36, Class SA, IF, 15.87%, 05/25/2034 (z)	968
131	Series 2004-36, Class SN, IF, 11.54%, 07/25/2033 (z)	136
281	Series 2004-46, Class QB, IF, 18.69%, 05/25/2034 (z)	415
832	Series 2004-46, Class SK, IF, 12.85%, 05/25/2034 (z)	1,052
134	Series 2004-51, Class SY, IF, 11.59%, 07/25/2034 (z)	163
134	Series 2004-53, Class NC, 5.50%, 07/25/2024	142
192	Series 2004-59, Class BG, PO, 12/25/2032	168
61	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	70
19	Series 2004-76, Class CL, 4.00%, 10/25/2019	19
184	Series 2004-79, Class SP, IF, 16.15%, 11/25/2034 (z)	208
12	Series 2005-52, Class PA, 6.50%, 06/25/2035	12
759	Series 2005-56, Class S, IF, IO, 5.38%, 07/25/2035 (z)	123
190	Series 2005-66, Class SG, IF, 14.06%, 07/25/2035 (z)	252
199	Series 2005-68, Class BC, 5.25%, 06/25/2035	204
752	Series 2005-68, Class PG, 5.50%, 08/25/2035	823
269	Series 2005-68, Class UC, 5.00%, 06/25/2035	275
315	Series 2005-74, Class CS, IF, 16.37%, 05/25/2035 (z)	397
2,447	Series 2005-84, Class XM, 5.75%, 10/25/2035	2,680
942	Series 2005-109, Class PC, 6.00%, 12/25/2035	1,030
4,326	Series 2005-110, Class GL, 5.50%, 12/25/2035	4,872
306	Series 2005-110, Class MN, 5.50%, 06/25/2035	311
39	Series 2006-15, Class OT, PO, 01/25/2036	38

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
264	Series 2006-16, Class OA, PO, 03/25/2036	236
387	Series 2006-22, Class AO, PO, 04/25/2036	344
93	Series 2006-23, Class KO, PO, 04/25/2036	85
781	Series 2006-39, Class WC, 5.50%, 01/25/2036	836
535	Series 2006-44, Class GO, PO, 06/25/2036	480
1,260	Series 2006-44, Class P, PO, 12/25/2033	1,086
783	Series 2006-46, Class UC, 5.50%, 12/25/2035	840
803	Series 2006-53, Class US, IF, IO, 5.25%, 06/25/2036 (z)	125
767	Series 2006-56, Class FC, 1.62%, 07/25/2036 (z)	766
430	Series 2006-56, Class PO, PO, 07/25/2036	390
455	Series 2006-58, Class AP, PO, 07/25/2036	405
59	Series 2006-58, Class FL, 1.79%, 07/25/2036 (z)	60
238	Series 2006-58, Class PO, PO, 07/25/2036	209
39	Series 2006-59, Class QO, PO, 01/25/2033	39
4,192	Series 2006-60, Class DZ, 6.50%, 07/25/2036	5,033
362	Series 2006-65, Class QO, PO, 07/25/2036	318
70	Series 2006-72, Class TO, PO, 08/25/2036	64
1,317	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,477
290	Series 2006-79, Class DO, PO, 08/25/2036	260
246	Series 2006-90, Class AO, PO, 09/25/2036	224
108	Series 2006-109, Class PO, PO, 11/25/2036	96
672	Series 2006-110, Class PO, PO, 11/25/2036	585
73	Series 2006-111, Class EO, PO, 11/25/2036	66
437	Series 2006-118, Class A2, 1.39%, 12/25/2036 (z)	432
71	Series 2006-119, Class PO, PO, 12/25/2036	64
867	Series 2006-124, Class HB, 3.41%, 11/25/2036 (z)	895
417	Series 2006-128, Class BP, 5.50%, 01/25/2037	437
431	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	67
785	Series 2007-7, Class SG, IF, IO, 5.17%, 08/25/2036 (z)	206
987	Series 2007-14, Class ES, IF, IO, 5.11%, 03/25/2037 (z)	148
80	Series 2007-15, Class NO, PO, 03/25/2022	77
194	Series 2007-16, Class FC, 2.08%, 03/25/2037 (z)	199
83	Series 2007-42, Class AO, PO, 05/25/2037	76
167	Series 2007-48, Class PO, PO, 05/25/2037	150
412	Series 2007-54, Class FA, 1.73%, 06/25/2037 (z)	412
2,755	Series 2007-60, Class AX, IF, IO, 5.82%, 07/25/2037 (z)	563
102	Series 2007-77, Class FG, 1.83%, 03/25/2037 (z)	102
505	Series 2007-81, Class GE, 6.00%, 08/25/2037	547
1,825	Series 2007-88, Class VI, IF, IO, 5.21%, 09/25/2037 (z)	321
1,372	Series 2007-91, Class ES, IF, IO, 5.13%, 10/25/2037 (z)	217
953	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	119
687	Series 2007-101, Class A2, 1.58%, 06/27/2036 (z)	676
244	Series 2007-106, Class A7, 6.09%, 10/25/2037 (z)	268
1,200	Series 2007-116, Class HI, IO, 1.32%, 01/25/2038 (z)	50
557	Series 2008-1, Class BI, IF, IO, 4.58%, 02/25/2038 (z)	76
340	Series 2008-10, Class XI, IF, IO, 4.90%, 03/25/2038 (z)	39
184	Series 2008-16, Class IS, IF, IO, 4.87%, 03/25/2038 (z)	23
36	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	—	(h)
36	Series 2008-24, Class DY, 5.00%, 04/25/2023	37
232	Series 2008-27, Class SN, IF, IO, 5.57%, 04/25/2038 (z)	32
14	Series 2008-39, Class CI, IO, 4.50%, 05/25/2018	—	(h)
132	Series 2008-42, Class AO, PO, 09/25/2036	122

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14		Series 2008-44, Class PO, PO, 05/25/2038	11
219		Series 2008-47, Class SI, IF, IO, 5.17%, 06/25/2023 (z)	12
357		Series 2008-53, Class CI, IF, IO, 5.87%, 07/25/2038 (z)	62
23		Series 2008-76, Class GF, 1.98%, 09/25/2023 (z)	23
792		Series 2008-80, Class SA, IF, IO, 4.52%, 09/25/2038 (z)	100
542		Series 2008-81, Class SB, IF, IO, 4.52%, 09/25/2038 (z)	59
742		Series 2009-6, Class GS, IF, IO, 5.22%, 02/25/2039 (z)	118
174		Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	8
109		Series 2009-18, Class IO, IO, 5.00%, 03/25/2024	3
1,474		Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	270
585		Series 2009-60, Class HT, 6.00%, 08/25/2039	654
316		Series 2009-62, Class HJ, 6.00%, 05/25/2039	342
572		Series 2009-70, Class CO, PO, 01/25/2037	491
205		Series 2009-99, Class SC, IF, IO, 4.85%, 12/25/2039 (z)	27
544		Series 2009-103, Class MB, 3.50%, 12/25/2039 (z)	580
156		Series 2010-45, Class BD, 4.50%, 11/25/2038	157
665		Series 2010-49, Class SC, IF, 10.01%, 03/25/2040 (z)	779
378		Series 2010-64, Class DM, 5.00%, 06/25/2040	407
510		Series 2010-71, Class HJ, 5.50%, 07/25/2040	566
1,795		Series 2010-147, Class SA, IF, IO, 5.20%, 01/25/2041 (z)	326
255		Series 2010-148, Class MA, 4.00%, 02/25/2039	261
516		Series 2011-2, Class WA, 5.82%, 02/25/2051 (z)	556
1,698		Series 2011-30, Class LS, IO, 1.77%, 04/25/2041 (z)	76
2,500		Series 2011-31, Class DB, 3.50%, 04/25/2031	2,597
399		Series 2011-75, Class FA, 1.88%, 08/25/2041 (z)	404
780		Series 2011-118, Class MT, 7.00%, 11/25/2041	905
1,158		Series 2011-130, Class CA, 6.00%, 12/25/2041	1,304
481		Series 2012-14, Class FB, 1.78%, 08/25/2037 (z)	483
3,000		Series 2012-66, Class CB, 3.00%, 06/25/2032	2,991
2,000		Series 2013-81, Class TA, 3.00%, 02/25/2043	1,913
1,694		Series 2013-90, Class PM, 3.50%, 09/25/2043	1,717
1,741		Series 2013-92, Class PO, PO, 09/25/2043	1,402
3,349		Series 2013-101, Class AE, 3.00%, 10/25/2033	3,318
2,626		Series 2013-101, Class DO, PO, 10/25/2043	2,112
3,000		Series 2013-101, Class E, 3.00%, 10/25/2033	2,989
3,500		Series 2013-103, Class VG, 3.00%, 03/25/2030	3,546
4,000		Series 2013-108, Class GU, 3.00%, 10/25/2033	3,994
3,279		Series 2013-128, Class PO, PO, 12/25/2043	2,680
–	(h)	Series G-17, Class S, HB, 944.49%, 06/25/2021 (z)	—	(h)
3		Series G-28, Class S, IF, 13.77%, 09/25/2021 (z)	3
7		Series G-35, Class M, 8.75%, 10/25/2021	7
2		Series G-51, Class SA, HB, IF, 23.64%, 12/25/2021 (z)	2
–	(h)	Series G92-27, Class SQ, HB, IF, 371.60%, 05/25/2022 (z)	—	(h)
47		Series G92-35, Class E, 7.50%, 07/25/2022	51
–	(h)	Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/2022	1
6		Series G92-42, Class Z, 7.00%, 07/25/2022	6
4		Series G92-44, Class ZQ, 8.00%, 07/25/2022	4
8		Series G92-52, Class FD, 1.35%, 09/25/2022 (z)	8
43		Series G92-54, Class ZQ, 7.50%, 09/25/2022	46
6		Series G92-59, Class F, 1.43%, 10/25/2022 (z)	6
16		Series G92-61, Class Z, 7.00%, 10/25/2022	17
11		Series G92-62, Class B, PO, 10/25/2022	10

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
56		Series G93-1, Class KA, 7.90%, 01/25/2023	62
14		Series G93-5, Class Z, 6.50%, 02/25/2023	14
17		Series G93-14, Class J, 6.50%, 03/25/2023	18
39		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	43
34		Series G93-27, Class FD, 2.21%, 08/25/2023 (z)	35
9		Series G93-37, Class H, PO, 09/25/2023	8
26		Series G95-1, Class C, 8.80%, 01/25/2025	30
		FNMA REMIC Trust,
595		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	638
245		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	276
73		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	85
19		Series 2007-W7, Class 1A4, HB, IF, 31.21%, 07/25/2037 (z)	25
1,031		Series 2009-W1, Class A, 6.00%, 12/25/2049	1,155
		FNMA STRIPS,
–	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
5		Series 218, Class 2, IO, 7.50%, 04/25/2023	1
6		Series 265, Class 2, 9.00%, 03/25/2024	7
67		Series 329, Class 1, PO, 01/25/2033	60
14		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
23		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
2		Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
96		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	17
320		Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	64
258		Series 355, Class 11, IO, 6.00%, 07/25/2034	45
19		Series 355, Class 31, IO, 4.50%, 12/25/2018 (z)	—	(h)
414		Series 365, Class 8, IO, 5.50%, 05/25/2036	92
16		Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(h)
212		Series 374, Class 5, IO, 5.50%, 08/25/2036	48
102		Series 383, Class 32, IO, 6.00%, 01/25/2038	22
270		Series 383, Class 33, IO, 6.00%, 01/25/2038	53
81		Series 393, Class 6, IO, 5.50%, 04/25/2037	14
		FNMA Trust,
148		Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	171
349		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	399
454		Series 2004-W15, Class 2AF, 1.58%, 08/25/2044 (z)	451
1,262		Series 2005-W3, Class 2AF, 1.55%, 03/25/2045 (z)	1,232
440		Series 2006-W2, Class 1AF1, 1.55%, 02/25/2046 (z)	439
1,799		GMACM Mortgage Loan Trust, Series 2005-AR3, Class 3A4, 3.82%, 06/19/2035 (z)	1,775
		GNMA,
649		Series 1994-7, Class PQ, 6.50%, 10/16/2024	648
480		Series 1999-4, Class ZB, 6.00%, 02/20/2029	481
60		Series 1999-30, Class S, IF, IO, 7.34%, 08/16/2029 (z)	1
82		Series 2000-9, Class Z, 8.00%, 06/20/2030	95
680		Series 2000-9, Class ZJ, 8.50%, 02/16/2030	782
921		Series 2000-21, Class Z, 9.00%, 03/16/2030	943
151		Series 2000-31, Class Z, 9.00%, 10/20/2030	178
94		Series 2000-35, Class ZA, 9.00%, 11/20/2030	112
9		Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1
45		Series 2001-6, Class SD, IF, IO, 7.29%, 03/16/2031 (z)	12
126		Series 2001-35, Class SA, IF, IO, 6.99%, 08/16/2031 (z)	1
117		Series 2001-36, Class S, IF, IO, 6.79%, 08/16/2031 (z)	31
434		Series 2002-24, Class AG, IF, IO, 6.69%, 04/16/2032 (z)	74
41		Series 2002-24, Class SB, IF, 10.03%, 04/16/2032 (z)	48

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
790	Series 2002-31, Class SE, IF, IO, 6.24%, 04/16/2030 (z)	103
15	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	18
1,030	Series 2002-45, Class QE, 6.50%, 06/20/2032	1,162
368	Series 2002-47, Class PG, 6.50%, 07/16/2032	422
669	Series 2002-47, Class ZA, 6.50%, 07/20/2032	775
577	Series 2002-52, Class GH, 6.50%, 07/20/2032	670
949	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,059
422	Series 2003-11, Class SK, IF, IO, 6.44%, 02/16/2033 (z)	56
197	Series 2003-12, Class SP, IF, IO, 6.42%, 02/20/2033 (z)	42
39	Series 2003-24, Class PO, PO, 03/16/2033	36
1,046	Series 2003-40, Class TJ, 6.50%, 03/20/2033	1,172
646	Series 2003-46, Class MG, 6.50%, 05/20/2033	732
494	Series 2003-46, Class TC, 6.50%, 03/20/2033	550
176	Series 2003-52, Class AP, PO, 06/16/2033	150
873	Series 2003-58, Class BE, 6.50%, 01/20/2033	978
54	Series 2003-90, Class PO, PO, 10/20/2033	48
686	Series 2003-112, Class SA, IF, IO, 5.29%, 12/16/2033 (z)	115
281	Series 2004-28, Class S, IF, 16.19%, 04/16/2034 (z)	380
75	Series 2004-73, Class AE, IF, 12.25%, 08/17/2034 (z)	85
922	Series 2004-90, Class SI, IF, IO, 4.82%, 10/20/2034 (z)	140
181	Series 2005-35, Class FL, 1.63%, 03/20/2032 (z)	182
1,544	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	296
136	Series 2005-68, Class DP, IF, 13.39%, 06/17/2035 (z)	163
2,116	Series 2005-68, Class KI, IF, IO, 5.02%, 09/20/2035 (z)	309
297	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	58
141	Series 2006-16, Class OP, PO, 03/20/2036	128
306	Series 2006-38, Class SW, IF, IO, 5.22%, 06/20/2036 (z)	25
1,580	Series 2006-38, Class ZK, 6.50%, 08/20/2036	1,775
424	Series 2006-59, Class SD, IF, IO, 5.42%, 10/20/2036 (z)	58
707	Series 2006-65, Class SA, IF, IO, 5.52%, 11/20/2036 (z)	120
1,203	Series 2007-17, Class JI, IF, IO, 5.55%, 04/16/2037 (z)	211
129	Series 2007-17, Class JO, PO, 04/16/2037	112
663	Series 2007-19, Class SD, IF, IO, 4.92%, 04/20/2037 (z)	88
629	Series 2007-26, Class SC, IF, IO, 4.92%, 05/20/2037 (z)	87
546	Series 2007-27, Class SA, IF, IO, 4.92%, 05/20/2037 (z)	81
148	Series 2007-28, Class BO, PO, 05/20/2037	127
420	Series 2007-36, Class SE, IF, IO, 5.21%, 06/16/2037 (z)	65
1,216	Series 2007-40, Class SB, IF, IO, 5.47%, 07/20/2037 (z)	201
727	Series 2007-42, Class SB, IF, IO, 5.47%, 07/20/2037 (z)	110
2,500	Series 2007-47, Class PH, 6.00%, 07/16/2037	2,928
449	Series 2007-50, Class AI, IF, IO, 5.49%, 08/20/2037 (z)	74
64	Series 2007-53, Class SW, IF, 16.36%, 09/20/2037 (z)	84
310	Series 2007-57, Class PO, PO, 03/20/2037	279
55	Series 2007-71, Class SB, IF, IO, 5.42%, 07/20/2036 (z)	1
367	Series 2007-72, Class US, IF, IO, 5.27%, 11/20/2037 (z)	57
384	Series 2007-73, Class MI, IF, IO, 4.72%, 11/20/2037 (z)	59
739	Series 2007-76, Class SA, IF, IO, 5.25%, 11/20/2037 (z)	116
361	Series 2007-79, Class SY, IF, IO, 5.27%, 12/20/2037 (z)	58
196	Series 2008-2, Class MS, IF, IO, 5.90%, 01/16/2038 (z)	35
652	Series 2008-2, Class NS, IF, IO, 5.28%, 01/16/2038 (z)	96
424	Series 2008-10, Class S, IF, IO, 4.55%, 02/20/2038 (z)	52
258	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
590	Series 2008-36, Class SH, IF, IO, 5.02%, 04/20/2038 (z)	72
3,554	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	565
327	Series 2008-55, Class SA, IF, IO, 4.92%, 06/20/2038 (z)	42
2	Series 2008-60, Class PO, PO, 01/20/2038	2
165	Series 2008-71, Class SC, IF, IO, 4.72%, 08/20/2038 (z)	20
395	Series 2008-93, Class AS, IF, IO, 4.42%, 12/20/2038 (z)	49
451	Series 2009-6, Class SA, IF, IO, 4.84%, 02/16/2039 (z)	56
111	Series 2009-10, Class SL, IF, IO, 5.24%, 03/16/2034 (z)	1
990	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	190
388	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	92
382	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	102
945	Series 2009-22, Class SA, IF, IO, 4.99%, 04/20/2039 (z)	122
283	Series 2009-25, Class SE, IF, IO, 6.32%, 09/20/2038 (z)	50
218	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	42
226	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	48
400	Series 2009-43, Class SA, IF, IO, 4.67%, 06/20/2039 (z)	54
288	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	33
927	Series 2009-72, Class SM, IF, IO, 4.99%, 08/16/2039 (z)	138
229	Series 2009-79, Class OK, PO, 11/16/2037	207
338	Series 2010-14, Class CO, PO, 08/20/2035	301
1,796	Series 2010-31, Class NO, PO, 03/20/2040	1,632
259	Series 2010-130, Class CP, 7.00%, 10/16/2040	296
1,892	Series 2010-157, Class OP, PO, 12/20/2040	1,628
644	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	713
1,202	Series 2011-75, Class SM, IF, IO, 5.32%, 05/20/2041 (z)	212
557	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	580
319	Series 2012-H15, Class FA, 1.68%, 05/20/2062 (z)	319
1,206	Series 2012-H21, Class CF, 1.93%, 05/20/2061 (z)	1,209
2,347	Series 2012-H22, Class FD, 1.70%, 01/20/2061 (z)	2,350
740	Series 2012-H24, Class FG, 1.66%, 04/20/2060 (z)	741
733	Series 2012-H26, Class MA, 1.78%, 07/20/2062 (z)	734
1,302	Series 2012-H28, Class FA, 1.81%, 09/20/2062 (z)	1,305
1,456	Series 2012-H29, Class FA, 1.75%, 10/20/2062 (z)	1,455
39	Series 2012-H30, Class PA, 1.68%, 11/20/2059 (z)	39
1,505	Series 2012-H31, Class FD, 1.57%, 12/20/2062 (z)	1,496
2,596	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	2,791
1,904	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	2,090
1,125	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	1,173
1,300	Series 2013-116, Class JY, 4.00%, 08/16/2043	1,384
2,484	Series 2013-H01, Class FA, 1.65%, 01/20/2063	2,461
74	Series 2013-H03, Class FA, 1.53%, 08/20/2060 (z)	74
1,220	Series 2013-H04, Class BA, 1.65%, 02/20/2063	1,208
1,810	Series 2013-H05, Class FB, 1.63%, 02/20/2062 (z)	1,810
1,402	Series 2013-H07, Class HA, 1.64%, 03/20/2063 (z)	1,397
1,350	Series 2013-H08, Class FC, 1.68%, 02/20/2063 (z)	1,347
1,677	Series 2013-H09, Class HA, 1.65%, 04/20/2063	1,651
2,970	Series 2013-H18, Class JA, 1.83%, 08/20/2063 (z)	2,975
894	Series 2014-188, Class W, 4.64%, 10/20/2041 (z)	954
1,490	Series 2014-H01, Class FD, 1.88%, 01/20/2064 (z)	1,496
1,536	Series 2014-H09, Class TA, 1.83%, 04/20/2064 (z)	1,540
5,337	Series 2015-H05, Class FC, 1.71%, 02/20/2065 (z)	5,326
6,591	Series 2015-H12, Class FA, 1.71%, 05/20/2065 (z)	6,577

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,790	Series 2015-H15, Class FD, 1.67%, 06/20/2065 (z)	1,783
3,882	Series 2015-H15, Class FJ, 1.67%, 06/20/2065 (z)	3,866
3,002	Series 2015-H16, Class FG, 1.67%, 07/20/2065 (z)	2,990
2,811	Series 2015-H23, Class FB, 1.75%, 09/20/2065 (z)	2,810
2,042	Series 2015-H32, Class FH, 1.89%, 12/20/2065 (z)	2,055
8,973	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	1,238
	GSMPS Mortgage Loan Trust,
650	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	648
938	Series 2005-RP3, Class 1AF, 1.68%, 09/25/2035 (e) (z)	815
709	Series 2005-RP3, Class 1AS, IO, 3.37%, 09/25/2035 (e) (z) (bb)	77
3,100	Series 2006-RP2, Class 1AS2, IF, IO, 4.84%, 04/25/2036 (e) (z) (bb)	326
	GSR Mortgage Loan Trust,
495	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	510
320	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	342
203	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	209
25	Series 2005-4F, Class AP, PO, 05/25/2035 (bb)	24
1,007	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,064
1,646	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	1,470
884	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	882
	Impac CMB Trust,
1,385	Series 2004-7, Class 1A1, 2.07%, 11/25/2034 (z)	1,378
162	Series 2005-4, Class 2A1, 1.93%, 05/25/2035 (z)	160
	Impac Secured Assets Trust,
458	Series 2006-1, Class 2A1, 1.68%, 05/25/2036 (z)	435
270	Series 2006-2, Class 2A1, 1.68%, 08/25/2036 (z)	265
	JP Morgan Mortgage Trust,
594	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	599
754	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	767
128	Series 2006-A3, Class 6A1, 3.62%, 08/25/2034 (z)	129
	Lehman Mortgage Trust,
402	Series 2006-2, Class 1A1, 5.83%, 04/25/2036 (z)	369
760	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	539
	MASTR Adjustable Rate Mortgages Trust,
49	Series 2004-4, Class 2A1, 3.25%, 05/25/2034 (z)	46
328	Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	336
800	Series 2004-13, Class 3A7, 3.47%, 11/21/2034 (z)	820
289	Series 2004-15, Class 3A1, 4.07%, 12/25/2034 (z)	281
	MASTR Alternative Loan Trust,
132	Series 2003-3, Class 1A1, 6.50%, 05/25/2033	133
404	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	417
347	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	362
425	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	442
233	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	192
385	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	393
160	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	133
182	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	184
31	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	31
	MASTR Asset Securitization Trust,
30	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	29
25	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	21
5	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	5
5	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	5
12	Series 2004-8, Class 1A1, 4.75%, 08/25/2019	13
5	Series 2004-8, Class PO, PO, 08/25/2019 (bb)	5

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,868	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.68%, 05/25/2035 (e) (z)	1,571
213	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	173
	Merrill Lynch Mortgage Investors Trust,
146	Series 2003-E, Class A1, 1.95%, 10/25/2028 (z)	142
1,585	Series 2003-F, Class A1, 1.97%, 10/25/2028 (z)	1,554
395	Series 2004-1, Class 2A1, 3.17%, 12/25/2034 (z)	398
280	Series 2004-A, Class A1, 1.79%, 04/25/2029 (z)	277
2	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2
341	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	345
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
145	Series 2003-A1, Class A1, 5.50%, 05/25/2033	147
92	Series 2003-A1, Class A2, 6.00%, 05/25/2033	93
34	Series 2003-A1, Class A5, 7.00%, 04/25/2033	35
2	PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	2
112	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.47%, 05/25/2035 (z)	110
	RALI Trust,
5	Series 2003-QS3, Class A2, IF, 13.58%, 02/25/2018 (z)	5
32	Series 2003-QS9, Class A3, IF, IO, 6.22%, 05/25/2018 (z) (bb)	—	(h)
32	Series 2003-QS12, Class A2A, IF, IO, 6.27%, 06/25/2018 (z) (bb)	—	(h)
10	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
136	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	136
43	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	43
1,158	Series 2004-QA6, Class NB2, 3.77%, 12/26/2034 (z)	1,020
	RBSSP Resecuritization Trust,
125	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	128
349	Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	358
	Residential Asset Securitization Trust,
5	Series 2003-A14, Class A1, 4.75%, 02/25/2019	4
1,737	Series 2005-A2, Class A4, IF, IO, 3.72%, 03/25/2035 (z) (bb)	158
430	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	417
	RFMSI Trust,
6	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	6
20	Series 2004-S3, Class A1, 4.75%, 03/25/2019	20
20	Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	20
363	Series 2005-SA4, Class 1A1, 3.55%, 09/25/2035 (z)	328
485	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, 1.94%, 10/19/2034 (z)	468
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
504	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	513
802	Series 2004-5H, Class A4, 5.54%, 12/25/2033	820
63	Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A9, 5.25%, 12/25/2034	62
	Thornburg Mortgage Securities Trust,
245	Series 2003-4, Class A1, 1.97%, 09/25/2043 (z)	237
619	Series 2004-4, Class 3A, 2.91%, 12/25/2044 (z)	621
	Vendee Mortgage Trust,
274	Series 1994-1, Class 1, 5.35%, 02/15/2024 (z)	288
361	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	390
405	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	450
319	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	352
571	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	644
665	Series 1998-1, Class 2E, 7.00%, 03/15/2028	756
1,316	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	1,449

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,991	Series 2003-2, Class Z, 5.00%, 05/15/2033	6,496
1,132	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.00%, 11/25/2033	1,149
	WaMu Mortgage Pass-Through Certificates Trust,
91	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	92
1,340	Series 2003-AR9, Class 1A6, 3.32%, 09/25/2033 (z)	1,365
215	Series 2003-AR9, Class 2A, 3.36%, 09/25/2033 (z)	217
17	Series 2003-S8, Class A6, 4.50%, 09/25/2018	17
638	Series 2003-S9, Class A8, 5.25%, 10/25/2033	665
56	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	49
116	Series 2004-AR3, Class A1, 3.16%, 06/25/2034 (z)	118
97	Series 2004-AR3, Class A2, 3.16%, 06/25/2034 (z)	99
124	Series 2006-AR10, Class 2P, 3.35%, 09/25/2036 (z) (bb)	107
126	Series 2006-AR12, Class 2P, 2.77%, 10/25/2036 (z) (bb)	117
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
5,422	Series 2005-2, Class 1A4, IF, IO, 3.72%, 04/25/2035 (z)	637
1,343	Series 2005-2, Class 2A3, IF, IO, 3.67%, 04/25/2035 (z) (bb)	160
1,461	Series 2005-3, Class CX, IO, 5.50%, 05/25/2035 (bb)	286
1,724	Series 2005-4, Class CB7, 5.50%, 06/25/2035	1,645
1,397	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	275
386	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	374
2,470	Series 2005-6, Class 2A9, 5.50%, 08/25/2035	2,393
	Wells Fargo Mortgage-Backed Securities Trust,
108	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	110
205	Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (z)	208
214	Series 2004-EE, Class 2A1, 3.42%, 12/25/2034 (z)	217
280	Series 2004-EE, Class 3A1, 3.76%, 12/25/2034 (z)	290
1,230	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	1,259
223	Series 2004-V, Class 1A1, 3.48%, 10/25/2034 (z)	226
80	Series 2005-16, Class APO, PO, 01/25/2036 (bb)	68
2,092	Series 2005-AR3, Class 1A1, 3.45%, 03/25/2035 (z)	2,147
234	Series 2005-AR8, Class 2A1, 3.47%, 06/25/2035 (z)	240
213	Series 2005-AR16, Class 2A1, 3.42%, 02/25/2034 (z)	218
322	Series 2006-2, Class APO, PO, 03/25/2036 (bb)	270
120	Series 2006-4, Class 1APO, PO, 04/25/2036 (bb)	108
484	Series 2007-7, Class A7, 6.00%, 06/25/2037	481
152	Series 2007-11, Class A14, 6.00%, 08/25/2037	152

	Total Collateralized Mortgage Obligations (Cost $336,972)	354,478

Commercial Mortgage-Backed Securities — 5.0%
12	A10 Securitization LLC, Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	12
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	567
1,300	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z)	1,265
	BAMLL Re-REMIC Trust,
1,950	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	1,731
2,600	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	2,383
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,462
483	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	476
405	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, 0.52%, 06/11/2041 (e) (z)	4
2,453	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.75%, 12/11/2049 (e) (z)	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,152	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, 1.07%, 08/15/2048 (z) (bb)	10
	Commercial Mortgage Trust,
124	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	125
2,513	Series 2012-CR2, Class XA, IO, 1.82%, 08/15/2045 (z) (bb)	160
3,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	3,759
1,060	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	1,062
1,400	Series 2014-TWC, Class A, 2.09%, 02/13/2032 (e) (z)	1,401
1,156	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,203
2,812	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	2,938
	FHLMC Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.15%, 11/25/2025	3,653
2,467	Series K065, Class A2, 3.24%, 04/25/2027	2,531
1,322	Series K065, Class AM, 3.33%, 05/25/2027	1,353
1,748	Series K070, Class A2, 1.00%, 11/25/2027 (w) (z)	1,800
703	Series KJ02, Class A2, 2.60%, 09/25/2020	708
2,759	Series KJ09, Class A2, 2.84%, 09/25/2022	2,805
5,500	Series KPLB, Class A, 2.77%, 05/25/2025	5,484
1,000	Series KS01, Class A2, 2.52%, 01/25/2023	1,001
	FNMA ACES,
2,604	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	2,692
32	Series 2011-M2, Class A2, 3.65%, 04/25/2021	32
8,500	Series 2011-M2, Class A3, 3.76%, 04/25/2021	8,849
106	Series 2012-M11, Class FA, 1.74%, 08/25/2019 (z)	107
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,863
2,500	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	2,619
8,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,668
6,250	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	6,048
3,376	Series 2017-M5, Class A2, 3.30%, 04/25/2029	3,409
3,815	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	3,854
4,864	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	4,810
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, 4.04%, 05/21/2036 (e) (z)	1,265
1,887	Series 2016-1A, Class C, 4.54%, 05/21/2036 (e) (z)	1,899
1,218	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	1,226
400	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	402
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	1,040
2,687	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class XW, IO, 0.91%, 11/15/2038 (e) (z) (bb)	5
775	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.71%, 12/12/2049 (e) (z) (bb)	—	(h)
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,062
	Morgan Stanley Capital I Trust,
4,000	Series 2006-IQ12, Class X1, IO, 0.65%, 12/15/2043 (e) (z) (bb)	—	(h)
11,018	Series 2007-HQ11, Class X, IO, 0.43%, 02/12/2044 (e) (z) (bb)	138
639	Series 2011-C3, Class A3, 4.05%, 07/15/2049	657
	Morgan Stanley Re-REMIC Trust,
232	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	233
1,431	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,362
	PFP Ltd., (Cayman Islands),
577	Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	578
1,055	Series 2015-2, Class C, 4.50%, 07/14/2034 (e) (z) (bb)	1,056
730	Series 2015-2, Class D, 5.25%, 07/14/2034 (e) (z) (bb)	731

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,805	RAIT Trust, Series 2015-FL5, Class B, 5.15%, 01/15/2031 (e) (z) (bb)	1,807
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	666
	Resource Capital Corp. Ltd., (Cayman Islands),
157	Series 2015-CRE4, Class A, 2.65%, 08/15/2032 (e) (z)	157
1,151	Series 2015-CRE4, Class B, 4.25%, 08/15/2032 (e) (z) (bb)	1,139
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,273
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,090
7,507	Series 2012-C2, Class XA, IO, 1.53%, 05/10/2063 (e) (z) (bb)	373
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	875
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	1,413
5,000	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	5,175
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	2,507
1,094	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,136
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,790
800	Series 2012-C6, Class A4, 3.44%, 04/15/2045	823
400	Series 2013-C11, Class D, 4.41%, 03/15/2045 (e) (z) (bb)	380

	Total Commercial Mortgage-Backed Securities (Cost $116,189)	118,109

Corporate Bonds — 26.0%
	Consumer Discretionary — 1.5%
	Automobiles — 0.3%
	Daimler Finance North America LLC, (Germany),
532	1.88%, 01/11/2018 (e)	532
305	2.25%, 03/02/2020 (e)	304
981	2.38%, 08/01/2018 (e)	984
1,500	Ford Motor Co., 7.45%, 07/16/2031	1,946
2,286	General Motors Co., 6.60%, 04/01/2036	2,737
	Hyundai Capital America,
526	2.40%, 10/30/2018 (e)	525
1,000	3.00%, 03/18/2021 (e)	999

		8,027

	Diversified Consumer Services — 0.0% (g)
643	President & Fellows of Harvard College, 3.30%, 07/15/2056	622

	Hotels, Restaurants & Leisure — 0.1%
412	Darden Restaurants, Inc., 3.85%, 05/01/2027	417
900	McDonald’s Corp., 4.70%, 12/09/2035	1,003

		1,420

	Internet & Direct Marketing Retail — 0.1%
1,435	Amazon.com, Inc., 4.80%, 12/05/2034	1,654

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.20%, 12/15/2034	123
400	6.65%, 11/15/2037	520
250	6.90%, 08/15/2039	333
430	8.88%, 04/26/2023	542
	CBS Corp.,
792	4.00%, 01/15/2026	807
140	4.85%, 07/01/2042	143
	Charter Communications Operating LLC,
1,797	4.91%, 07/23/2025	1,898
703	6.38%, 10/23/2035	809
	Comcast Corp.,
871	4.00%, 11/01/2049 (e)	866
387	4.05%, 11/01/2052 (e)	382
555	4.20%, 08/15/2034	587
2,383	6.50%, 11/15/2035	3,181
275	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	274
450	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	553
569	Discovery Communications LLC, 6.35%, 06/01/2040	648
	Grupo Televisa SAB, (Mexico),
221	4.63%, 01/30/2026	234
200	6.13%, 01/31/2046	234

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Historic TW, Inc.,
300	7.57%, 02/01/2024	371
1,197	9.15%, 02/01/2023	1,542
800	NBCUniversal Media LLC, 5.95%, 04/01/2041	1,018
	Time Warner Cable LLC,
800	4.13%, 02/15/2021	823
359	5.50%, 09/01/2041	374
400	6.55%, 05/01/2037	458
1,410	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	1,915
	Time Warner, Inc.,
500	3.60%, 07/15/2025	502
313	5.38%, 10/15/2041	338
150	6.20%, 03/15/2040	178
172	6.25%, 03/29/2041	208
	Viacom, Inc.,
67	3.25%, 03/15/2023	65
1,643	3.88%, 04/01/2024	1,629
464	4.38%, 03/15/2043	387
256	4.85%, 12/15/2034	242

		22,184

	Multiline Retail — 0.0% (g)
350	Target Corp., 2.50%, 04/15/2026	334

	Specialty Retail — 0.1%
196	Home Depot, Inc. (The), 3.50%, 09/15/2056	180
739	Lowe’s Cos., Inc., 4.65%, 04/15/2042	830
432	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	433

		1,443

	Total Consumer Discretionary	35,684

	Consumer Staples — 1.1%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
94	1.90%, 02/01/2019	94
4,522	3.30%, 02/01/2023	4,636
2,633	3.65%, 02/01/2026	2,701
1,430	4.70%, 02/01/2036	1,583
1,135	4.90%, 02/01/2046	1,279
1,123	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,185
250	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	258
255	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	314
250	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	250
534	PepsiCo, Inc., 4.45%, 04/14/2046	594

		12,894

	Food & Staples Retailing — 0.2%
725	CVS Health Corp., 4.00%, 12/05/2023	755
	Kroger Co. (The),
491	6.90%, 04/15/2038	623
589	7.50%, 04/01/2031	769
291	Sysco Corp., 3.75%, 10/01/2025	302
200	Walgreen Co., 4.40%, 09/15/2042	196
	Walgreens Boots Alliance, Inc.,
100	3.80%, 11/18/2024	102
386	4.50%, 11/18/2034	400
400	4.80%, 11/18/2044	418
	Wal-Mart Stores, Inc.,
500	3.63%, 12/15/2047	515
350	7.55%, 02/15/2030	510

		4,590

	Food Products — 0.4%
95	Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	97
600	Cargill, Inc., 3.30%, 03/01/2022 (e)	612
400	Kellogg Co., 3.40%, 11/15/2027	396
	Kraft Heinz Foods Co.,
414	3.50%, 06/06/2022	423
400	3.95%, 07/15/2025	412
694	5.00%, 06/04/2042	729
2,353	6.88%, 01/26/2039	3,020
	McCormick & Co., Inc.,
179	3.15%, 08/15/2024	180
264	3.40%, 08/15/2027	266
	Mead Johnson Nutrition Co., (United Kingdom),
317	3.00%, 11/15/2020	322
153	4.13%, 11/15/2025	163
	Tyson Foods, Inc.,
777	3.95%, 08/15/2024	815
1,100	4.88%, 08/15/2034	1,212

		8,647

	Tobacco — 0.0% (g)
342	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	353

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Tobacco — continued
100	Reynolds American, Inc., (United Kingdom), 7.00%, 08/04/2041	134

		487

	Total Consumer Staples	26,618

	Energy — 3.1%
	Energy Equipment & Services — 0.1%
300	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	350
1,000	Halliburton Co., 7.45%, 09/15/2039	1,401
	Nabors Industries, Inc.,
200	4.63%, 09/15/2021	191
200	5.00%, 09/15/2020	202
	Schlumberger Holdings Corp.,
649	3.63%, 12/21/2022 (e)	669
200	4.00%, 12/21/2025 (e)	209
441	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	452

		3,474

	Oil, Gas & Consumable Fuels — 3.0%
330	Anadarko Petroleum Corp., 8.70%, 03/15/2019	356
268	Andeavor Logistics LP, 4.25%, 12/01/2027	268
	Apache Corp.,
138	3.25%, 04/15/2022	139
556	4.75%, 04/15/2043	563
732	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	759
235	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	279
	Boardwalk Pipelines LP,
338	4.95%, 12/15/2024	359
318	5.95%, 06/01/2026	354
	BP Capital Markets plc, (United Kingdom),
1,982	3.22%, 04/14/2024	2,019
375	3.28%, 09/19/2027	376
451	3.51%, 03/17/2025	464
1,337	3.81%, 02/10/2024	1,407
	Buckeye Partners LP,
95	3.95%, 12/01/2026	93
500	4.35%, 10/15/2024	512
330	4.88%, 02/01/2021	348
770	5.85%, 11/15/2043	824
350	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	422
186	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	184
	Cenovus Energy, Inc., (Canada),
356	4.45%, 09/15/2042	323
1,509	6.75%, 11/15/2039	1,777
	Chevron Corp.,
560	2.36%, 12/05/2022	554
1,200	2.57%, 05/16/2023	1,196
215	2.90%, 03/03/2024	217
1,852	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,850
1,789	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,894
230	Conoco Funding Co., 7.25%, 10/15/2031	315
	ConocoPhillips,
200	5.90%, 10/15/2032	247
200	6.50%, 02/01/2039	270
	ConocoPhillips Co.,
964	4.20%, 03/15/2021	1,016
945	4.95%, 03/15/2026	1,065
750	Devon Energy Corp., 3.25%, 05/15/2022	763
	Ecopetrol SA, (Colombia),
533	4.13%, 01/16/2025	537
773	5.38%, 06/26/2026	829
226	5.88%, 09/18/2023	252
	Enbridge, Inc., (Canada),
215	3.70%, 07/15/2027	215
350	5.50%, 12/01/2046	403
	Encana Corp., (Canada),
545	6.50%, 05/15/2019	575
150	6.50%, 08/15/2034	183
760	7.38%, 11/01/2031	970
	Energy Transfer LP,
143	3.60%, 02/01/2023	143
964	4.05%, 03/15/2025	965
321	4.75%, 01/15/2026	334
305	4.90%, 02/01/2024	323
531	5.00%, 10/01/2022	568
375	6.05%, 06/01/2041	397
364	6.50%, 02/01/2042	408
925	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	985
	EnLink Midstream Partners LP,
400	4.15%, 06/01/2025	403
500	5.05%, 04/01/2045	482

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
506	3.70%, 02/15/2026	516
343	3.75%, 02/15/2025	352
475	3.90%, 02/15/2024	493
333	3.95%, 02/15/2027	346
199	4.85%, 03/15/2044	211
155	4.95%, 10/15/2054	165
318	5.10%, 02/15/2045	352
201	5.95%, 02/01/2041	243
902	EOG Resources, Inc., 5.10%, 01/15/2036	1,039
950	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	980
900	Hess Corp., 7.13%, 03/15/2033	1,074
	Kerr-McGee Corp.,
200	6.95%, 07/01/2024	236
1,700	7.88%, 09/15/2031	2,244
	Magellan Midstream Partners LP,
353	3.20%, 03/15/2025	347
1,127	5.15%, 10/15/2043	1,257
250	6.55%, 07/15/2019	266
833	Marathon Oil Corp., 2.80%, 11/01/2022	822
578	Marathon Petroleum Corp., 3.63%, 09/15/2024	587
	MPLX LP,
259	4.88%, 12/01/2024	278
323	5.20%, 03/01/2047	341
	Noble Energy, Inc.,
294	5.63%, 05/01/2021	301
314	6.00%, 03/01/2041	366
1,022	Occidental Petroleum Corp., 3.50%, 06/15/2025	1,050
	ONEOK Partners LP,
515	3.20%, 09/15/2018	519
151	3.38%, 10/01/2022	153
2,000	4.90%, 03/15/2025	2,140
334	5.00%, 09/15/2023	358
350	6.65%, 10/01/2036	422
450	8.63%, 03/01/2019	483
	Petro-Canada, (Canada),
324	6.05%, 05/15/2018	330
1,295	6.80%, 05/15/2038	1,747
	Petroleos Mexicanos, (Mexico),
393	4.88%, 01/18/2024	410
158	5.50%, 06/27/2044	148
617	5.63%, 01/23/2046	577
647	6.38%, 02/04/2021	705
846	6.38%, 01/23/2045	863
250	6.63%, 06/15/2035	270
313	6.75%, 09/21/2047	330
1,710	6.88%, 08/04/2026	1,951
	Plains All American Pipeline LP,
1,000	3.60%, 11/01/2024	968
323	3.65%, 06/01/2022	325
2,500	4.65%, 10/15/2025	2,550
1,480	4.90%, 02/15/2045	1,372
831	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	887
452	Spectra Energy Partners LP, 5.95%, 09/25/2043	541
	Statoil ASA, (Norway),
456	3.25%, 11/10/2024	466
253	4.25%, 11/23/2041	268
180	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	224
	Sunoco Logistics Partners Operations LP,
244	3.90%, 07/15/2026	239
259	4.25%, 04/01/2024	265
170	5.30%, 04/01/2044	166
1,133	5.35%, 05/15/2045	1,110
400	6.10%, 02/15/2042	420
391	TC PipeLines LP, 3.90%, 05/25/2027	391
554	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	551
	Tosco Corp.,
310	7.80%, 01/01/2027	409
400	8.13%, 02/15/2030	560
	TransCanada PipeLines Ltd., (Canada),
394	4.88%, 01/15/2026	441
1,100	7.25%, 08/15/2038	1,575
250	Valero Energy Corp., 7.50%, 04/15/2032	333
	Western Gas Partners LP,
74	5.38%, 06/01/2021	79
280	5.45%, 04/01/2044	292
512	Williams Partners LP, 3.90%, 01/15/2025	521

		70,410

	Total Energy	73,884

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 10.2%
	Banks — 4.3%
1,216	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	1,286
	ANZ New Zealand Int’l Ltd., (New Zealand),
750	2.60%, 09/23/2019 (e)	754
402	2.85%, 08/06/2020 (e)	406
	Australia & New Zealand Banking Group Ltd., (Australia),
263	4.40%, 05/19/2026 (e)	274
228	4.88%, 01/12/2021 (e)	244
	Bank of America Corp.,
600	2.00%, 01/11/2018	600
1,052	2.50%, 10/21/2022	1,038
1,855	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	1,857
1,189	3.25%, 10/21/2027	1,175
1,473	3.30%, 01/11/2023	1,504
1,700	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	1,741
4,752	3.88%, 08/01/2025	4,981
972	4.00%, 04/01/2024	1,026
700	4.00%, 01/22/2025	723
547	4.13%, 01/22/2024	581
851	4.25%, 10/22/2026	893
542	4.45%, 03/03/2026	575
740	5.63%, 07/01/2020	798
645	5.65%, 05/01/2018	655
420	5.75%, 12/01/2017	420
794	6.88%, 04/25/2018	810
875	7.63%, 06/01/2019	943
799	Series L, 2.25%, 04/21/2020	797
760	Series L, 2.65%, 04/01/2019	765
921	Series L, 3.95%, 04/21/2025	947
	Barclays plc, (United Kingdom),
419	3.20%, 08/10/2021	423
1,808	3.65%, 03/16/2025	1,804
1,008	3.68%, 01/10/2023	1,023
400	4.38%, 01/12/2026	416
435	5.25%, 08/17/2045	493
740	BB&T Corp., 5.25%, 11/01/2019	780
	BNZ International Funding Ltd., (New Zealand),
450	2.10%, 09/14/2021 (e)	441
632	2.65%, 11/03/2022 (e)	626
952	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	952
1,950	Capital One Bank USA NA, 3.38%, 02/15/2023	1,971
	Capital One NA,
978	2.35%, 08/17/2018	980
850	2.40%, 09/05/2019	850
	Citigroup, Inc.,
1,210	2.05%, 12/07/2018	1,210
1,096	2.15%, 07/30/2018	1,098
115	2.35%, 08/02/2021	114
500	2.40%, 02/18/2020	500
778	2.70%, 03/30/2021	781
1,000	3.40%, 05/01/2026	1,002
1,900	3.70%, 01/12/2026	1,947
500	3.88%, 03/26/2025	509
1,200	4.30%, 11/20/2026	1,249
569	4.40%, 06/10/2025	598
1,000	4.75%, 05/18/2046	1,073
106	5.30%, 05/06/2044	121
865	5.50%, 09/13/2025	973
321	5.88%, 01/30/2042	411
250	6.63%, 01/15/2028	308
223	8.13%, 07/15/2039	348
148	Comerica, Inc., 3.80%, 07/22/2026	149
832	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	870
	Cooperatieve Rabobank UA, (Netherlands),
1,488	4.38%, 08/04/2025	1,567
500	5.80%, 09/30/2110 (e)	635
1,250	Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)	1,306
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250	2.75%, 03/26/2020	251
340	3.75%, 03/26/2025	347
800	3.80%, 06/09/2023	827
	Discover Bank,
343	3.10%, 06/04/2020	348
1,205	4.25%, 03/13/2026	1,252
887	Series AI, 4.20%, 08/08/2023	934
	Fifth Third Bank,
600	2.38%, 04/25/2019	602
340	2.88%, 10/01/2021	344

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
575	HSBC Bank plc, (United Kingdom), 4.75%, 01/19/2021 (e)	613
	HSBC Holdings plc, (United Kingdom),
2,212	2.65%, 01/05/2022	2,202
473	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	475
1,854	3.60%, 05/25/2023	1,915
200	3.90%, 05/25/2026	207
1,056	4.00%, 03/30/2022	1,108
939	4.25%, 08/18/2025	975
321	Huntington Bancshares, Inc., 3.15%, 03/14/2021	326
	Huntington National Bank (The),
250	2.00%, 06/30/2018	250
858	2.88%, 08/20/2020	868
859	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	859
729	KeyBank NA, 3.18%, 05/22/2022	738
	Lloyds Banking Group plc, (United Kingdom),
612	3.00%, 01/11/2022	613
381	3.75%, 01/11/2027	387
400	4.58%, 12/10/2025	420
2,100	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	2,100
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.95%, 03/01/2021	427
	Mizuho Bank Ltd., (Japan),
393	1.80%, 03/26/2018 (e)	393
623	2.65%, 09/25/2019 (e)	627
742	Mizuho Financial Group, Inc., (Japan), 2.63%, 04/12/2021 (e)	739
270	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	269
945	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	995
	PNC Bank NA,
490	1.95%, 03/04/2019	489
400	6.88%, 04/01/2018	407
	PNC Financial Services Group, Inc. (The),
864	4.38%, 08/11/2020	909
298	6.70%, 06/10/2019	318
964	Regions Financial Corp., 3.20%, 02/08/2021	982
337	Royal Bank of Canada, (Canada), 4.65%, 01/27/2026	361
	Santander UK Group Holdings plc, (United Kingdom),
452	3.13%, 01/08/2021	457
200	3.57%, 01/10/2023	203
400	4.75%, 09/15/2025 (e)	419
850	Societe Generale SA, (France), 2.50%, 04/08/2021 (e)	848
927	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	916
1,148	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	1,141
	Standard Chartered plc, (United Kingdom),
769	4.05%, 04/12/2026 (e)	789
700	5.20%, 01/26/2024 (e)	751
	Sumitomo Mitsui Financial Group, Inc., (Japan),
872	2.63%, 07/14/2026	825
542	2.78%, 10/18/2022	540
253	SunTrust Banks, Inc., 2.90%, 03/03/2021	256
	Toronto-Dominion Bank (The), (Canada),
114	1.80%, 07/13/2021	112
115	2.13%, 04/07/2021	114
521	2.25%, 11/05/2019	522
	UBS Group Funding Switzerland AG, (Switzerland),
200	(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	198
269	3.49%, 05/23/2023 (e)	274
300	4.13%, 09/24/2025 (e)	314
963	4.13%, 04/15/2026 (e)	1,008
1,277	US Bancorp, 7.50%, 06/01/2026	1,648
896	US Bank NA, 2.80%, 01/27/2025	888
2,106	Wachovia Corp., 5.75%, 02/01/2018	2,120
	Wells Fargo & Co.,
453	3.00%, 02/19/2025	449
540	3.00%, 04/22/2026	526
500	3.07%, 01/24/2023	504
1,000	3.30%, 09/09/2024	1,014
850	3.50%, 03/08/2022	876
637	4.10%, 06/03/2026	662
541	4.30%, 07/22/2027	570
702	4.48%, 01/16/2024	753
920	4.65%, 11/04/2044	986

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,280	5.61%, 01/15/2044	1,556

		101,437

	Capital Markets — 2.8%
	Bank of New York Mellon Corp. (The),
909	2.60%, 08/17/2020	917
254	2.80%, 05/04/2026	248
700	3.25%, 09/11/2024	712
413	3.55%, 09/23/2021	430
760	4.60%, 01/15/2020	798
950	Series 0012, 3.65%, 02/04/2024	996
429	Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/2045 (e)	448
234	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	239
285	CME Group, Inc., 5.30%, 09/15/2043	359
	Credit Suisse AG, (Switzerland),
728	2.30%, 05/28/2019	730
271	3.00%, 10/29/2021	275
402	3.63%, 09/09/2024	415
	Credit Suisse Group AG, (Switzerland),
729	3.57%, 01/09/2023 (e)	742
762	4.28%, 01/09/2028 (e)	790
	Deutsche Bank AG, (Germany),
1,000	3.30%, 11/16/2022	998
1,000	4.25%, 10/14/2021	1,040
400	4.50%, 04/01/2025	406
160	E*TRADE Financial Corp., 3.80%, 08/24/2027	159
500	FMR LLC, 6.45%, 11/15/2039 (e)	665
	Goldman Sachs Group, Inc. (The),
1,940	2.35%, 11/15/2021	1,908
322	2.60%, 04/23/2020	323
493	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	488
2,473	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	2,458
557	3.50%, 01/23/2025	564
469	3.50%, 11/16/2026	470
2,093	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	2,112
1,984	3.75%, 05/22/2025	2,034
830	3.85%, 01/26/2027	847
1,415	4.25%, 10/21/2025	1,478
1,786	5.38%, 03/15/2020	1,899
1,200	5.75%, 01/24/2022	1,334
2,890	5.95%, 01/18/2018	2,905
685	6.75%, 10/01/2037	903
2,678	7.50%, 02/15/2019	2,842
949	Series D, 6.00%, 06/15/2020	1,029
	Intercontinental Exchange, Inc.,
447	2.50%, 10/15/2018	449
884	4.00%, 10/15/2023	941
	Invesco Finance plc,
390	3.75%, 01/15/2026	404
657	4.00%, 01/30/2024	695
	Jefferies Group LLC,
1,015	5.13%, 04/13/2018	1,027
1,010	6.45%, 06/08/2027	1,175
880	6.88%, 04/15/2021	988
	Macquarie Bank Ltd., (Australia),
896	2.60%, 06/24/2019 (e)	899
1,000	2.85%, 07/29/2020 (e)	1,007
1,000	4.00%, 07/29/2025 (e)	1,047
	Macquarie Group Ltd., (Australia),
700	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	697
1,200	6.00%, 01/14/2020 (e)	1,283
1,650	6.25%, 01/14/2021 (e)	1,815
	Morgan Stanley,
1,064	2.50%, 04/21/2021	1,060
500	2.65%, 01/27/2020	503
1,250	3.70%, 10/23/2024	1,290
2,365	3.75%, 02/25/2023	2,448
946	3.88%, 01/27/2026	980
2,873	4.00%, 07/23/2025	3,008
1,550	4.10%, 05/22/2023	1,618
480	4.35%, 09/08/2026	501
1,574	5.00%, 11/24/2025	1,720
475	5.50%, 07/24/2020	511
559	5.50%, 07/28/2021	614
1,265	5.63%, 09/23/2019	1,337
906	5.75%, 01/25/2021	992
1,400	6.63%, 04/01/2018	1,421
970	7.30%, 05/13/2019	1,039
369	State Street Corp., 3.10%, 05/15/2023	374

		66,804

	Consumer Finance — 1.0%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.50%, 05/26/2022	397

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
600	3.50%, 01/15/2025	595
	American Express Credit Corp.,
1,028	1.88%, 11/05/2018	1,028
1,126	2.25%, 05/05/2021	1,119
1,455	2.38%, 05/26/2020	1,457
715	2.70%, 03/03/2022	718
	Capital One Financial Corp.,
1,069	3.20%, 02/05/2025	1,058
962	3.75%, 04/24/2024	989
1,462	4.20%, 10/29/2025	1,496
	Ford Motor Credit Co. LLC,
340	2.15%, 01/09/2018	340
991	2.24%, 06/15/2018	992
1,602	3.34%, 03/28/2022	1,623
1,085	3.81%, 01/09/2024	1,107
1,162	4.13%, 08/04/2025	1,195
	General Motors Financial Co., Inc.,
489	3.10%, 01/15/2019	493
1,275	3.45%, 01/14/2022	1,294
1,091	3.45%, 04/10/2022	1,106
640	3.50%, 11/07/2024	639
1,230	3.70%, 05/09/2023	1,253
1,400	3.95%, 04/13/2024	1,434
460	4.00%, 01/15/2025	469
550	4.30%, 07/13/2025	569
875	4.35%, 01/17/2027	899
207	HSBC Finance Corp., 7.35%, 11/27/2032	270
	John Deere Capital Corp.,
893	2.80%, 03/06/2023	900
233	3.15%, 10/15/2021	239
660	Synchrony Financial, 4.25%, 08/15/2024	687

		24,366

	Diversified Financial Services — 0.9%
6,783	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	7,205
	GTP Acquisition Partners I LLC,
1,236	2.35%, 06/15/2020 (e)	1,228
1,436	3.48%, 06/16/2025 (e)	1,430
539	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	547
606	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	598
	National Rural Utilities Cooperative Finance Corp.,
306	2.95%, 02/07/2024	308
290	10.38%, 11/01/2018	312
400	Nationwide Building Society, (United Kingdom), 4.00%, 09/14/2026 (e)	404
553	ORIX Corp., (Japan), 2.90%, 07/18/2022	552
681	Private Export Funding Corp., Series KK, 3.55%, 01/15/2024	727
	Shell International Finance BV, (Netherlands),
2,854	4.00%, 05/10/2046	2,919
2,069	4.13%, 05/11/2035	2,214
	Siemens Financieringsmaatschappij NV, (Germany),
634	2.90%, 05/27/2022 (e)	642
750	3.13%, 03/16/2024 (e)	762
513	4.40%, 05/27/2045 (e)	562

		20,410

	Insurance — 1.1%
520	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	697
	American International Group, Inc.,
674	3.75%, 07/10/2025	691
296	3.88%, 01/15/2035	290
641	4.13%, 02/15/2024	676
1,685	4.70%, 07/10/2035	1,817
306	Aon Corp., 6.25%, 09/30/2040	397
	Athene Global Funding,
1,055	2.75%, 04/20/2020 (e)	1,059
515	4.00%, 01/25/2022 (e)	531
1,574	Berkshire Hathaway Finance Corp., 4.40%, 05/15/2042	1,738
	CNA Financial Corp.,
463	3.95%, 05/15/2024	480
337	4.50%, 03/01/2026	359
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	517
700	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	717
208	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	226
	Jackson National Life Global Funding,
563	1.88%, 10/15/2018 (e)	563

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
675	3.05%, 04/29/2026 (e)	664
	Liberty Mutual Group, Inc.,
408	4.95%, 05/01/2022 (e)	442
900	6.50%, 03/15/2035 (e)	1,135
100	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	129
598	Lincoln National Corp., 4.20%, 03/15/2022	631
	Marsh & McLennan Cos., Inc.,
192	2.75%, 01/30/2022	192
288	3.30%, 03/14/2023	295
	Massachusetts Mutual Life Insurance Co.,
280	5.38%, 12/01/2041 (e)	335
91	8.88%, 06/01/2039 (e)	149
626	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	621
600	MetLife, Inc., 4.88%, 11/13/2043	689
	Metropolitan Life Global Funding I,
604	1.55%, 09/13/2019 (e)	598
1,277	3.88%, 04/11/2022 (e)	1,339
750	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	1,245
	New York Life Global Funding,
129	1.95%, 02/11/2020 (e)	128
3,951	2.15%, 06/18/2019 (e)	3,953
603	Prudential Financial, Inc., Series B, 5.75%, 07/15/2033	733
1,750	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	2,284
388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	392
400	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	414

		27,126

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
850	1.63%, 01/26/2018	850
400	3.38%, 12/02/2026	405
800	4.63%, 07/11/2024 (e)	843

		2,098

	Total Financials	242,241

	Health Care — 1.4%
	Biotechnology — 0.5%
	AbbVie, Inc.,
2,273	2.85%, 05/14/2023	2,268
872	3.20%, 11/06/2022	884
813	3.60%, 05/14/2025	830
315	4.30%, 05/14/2036	329
1,483	4.50%, 05/14/2035	1,586
	Amgen, Inc.,
1,320	4.66%, 06/15/2051	1,423
500	4.95%, 10/01/2041	562
	Baxalta, Inc.,
500	3.60%, 06/23/2022	513
167	5.25%, 06/23/2045	189
250	Biogen, Inc., 5.20%, 09/15/2045	287
	Celgene Corp.,
700	3.45%, 11/15/2027	696
633	5.70%, 10/15/2040	729
	Gilead Sciences, Inc.,
140	2.50%, 09/01/2023	138
210	3.50%, 02/01/2025	215
632	3.65%, 03/01/2026	653
189	3.70%, 04/01/2024	198
816	4.60%, 09/01/2035	900

		12,400

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
142	2.68%, 12/15/2019	143
113	3.73%, 12/15/2024	115
399	Covidien International Finance SA, 2.95%, 06/15/2023	403
	Medtronic, Inc.,
422	3.13%, 03/15/2022	432
960	4.38%, 03/15/2035	1,054
128	Stryker Corp., 3.50%, 03/15/2026	131

		2,278

	Health Care Providers & Services — 0.4%
440	Aetna, Inc., 6.75%, 12/15/2037	592
	Anthem, Inc.,
467	2.30%, 07/15/2018	468
615	3.13%, 05/15/2022	620
280	3.30%, 01/15/2023	284
500	4.63%, 05/15/2042	534
535	4.65%, 01/15/2043	569
648	4.65%, 08/15/2044	692
	Cardinal Health, Inc.,
540	2.40%, 11/15/2019	540
690	3.75%, 09/15/2025	702

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Express Scripts Holding Co.,
305	3.00%, 07/15/2023	301
900	3.50%, 06/15/2024	905
300	4.50%, 02/25/2026	317
425	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	445
588	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/2055	624
251	Quest Diagnostics, Inc., 3.45%, 06/01/2026	251
640	Texas Health Resources, 4.33%, 11/15/2055	679
	UnitedHealth Group, Inc.,
760	4.63%, 07/15/2035	868
620	6.63%, 11/15/2037	869

		10,260

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
369	3.00%, 04/15/2023	370
520	3.15%, 01/15/2023	527
343	4.15%, 02/01/2024	363

		1,260

	Pharmaceuticals — 0.3%
	Allergan Funding SCS,
937	3.45%, 03/15/2022	953
443	3.85%, 06/15/2024	453
706	4.55%, 03/15/2035	732
	Allergan, Inc.,
525	2.80%, 03/15/2023	513
453	3.38%, 09/15/2020	462
395	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	395
	Johnson & Johnson,
926	3.40%, 01/15/2038	926
282	4.38%, 12/05/2033	318
210	Merck & Co., Inc., 3.70%, 02/10/2045	212
	Mylan NV,
463	3.95%, 06/15/2026	462
318	5.25%, 06/15/2046	339
	Mylan, Inc.,
520	3.13%, 01/15/2023 (e)	513
250	5.40%, 11/29/2043	266

		6,544

	Total Health Care	32,742

	Industrials — 1.4%
	Aerospace & Defense — 0.4%
557	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	558
150	Airbus SE, (France), 3.95%, 04/10/2047 (e)	157
	BAE Systems Holdings, Inc., (United Kingdom),
900	3.80%, 10/07/2024 (e)	938
400	6.38%, 06/01/2019 (e)	423
676	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	826
	Lockheed Martin Corp.,
131	3.10%, 01/15/2023	133
1,281	4.07%, 12/15/2042	1,322
200	Northrop Grumman Corp., 3.25%, 01/15/2028	200
300	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	425
1,350	Precision Castparts Corp., 3.25%, 06/15/2025	1,380
	Rockwell Collins, Inc.,
350	3.20%, 03/15/2024	353
199	4.35%, 04/15/2047	212
370	Textron, Inc., 3.65%, 03/15/2027	374
	United Technologies Corp.,
543	4.15%, 05/15/2045	566
914	4.50%, 06/01/2042	997

		8,864

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
318	3.90%, 02/01/2035	319
239	4.10%, 04/15/2043	240

		559

	Airlines — 0.0% (g)
169	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	176

	Building Products — 0.1%
	Johnson Controls International plc,
591	3.75%, 12/01/2021	613
675	4.25%, 03/01/2021	710
223	5.13%, 09/14/2045	255
1,000	5.25%, 12/01/2041	1,141
273	SUB, 4.95%, 07/02/2064	293

		3,012

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.0% (g)
	Republic Services, Inc.,
175	2.90%, 07/01/2026	170
614	3.55%, 06/01/2022	635

		805

	Construction & Engineering — 0.0% (g)
292	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	296
789	Fluor Corp., 3.38%, 09/15/2021	809

		1,105

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
170	4.00%, 11/02/2032	176
300	7.63%, 04/01/2024	357

		533

	Industrial Conglomerates — 0.1%
	General Electric Co.,
107	2.70%, 10/09/2022	107
573	3.10%, 01/09/2023	581
573	3.15%, 09/07/2022	584
541	3.45%, 05/15/2024	560
191	5.30%, 02/11/2021	207
95	5.88%, 01/14/2038	120
192	Roper Technologies, Inc., 3.00%, 12/15/2020	195

		2,354

	Machinery — 0.2%
	Deere & Co.,
819	2.60%, 06/08/2022	822
346	3.90%, 06/09/2042	365
	Illinois Tool Works, Inc.,
400	3.50%, 03/01/2024	418
825	3.90%, 09/01/2042	861
95	4.88%, 09/15/2041	112
290	Ingersoll-Rand Co., 6.39%, 11/15/2027	343
592	Parker-Hannifin Corp., 4.45%, 11/21/2044	648
197	Xylem, Inc., 3.25%, 11/01/2026	195

		3,764

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
375	4.38%, 09/01/2042	409
500	4.40%, 03/15/2042	550
769	5.15%, 09/01/2043	928
425	5.75%, 05/01/2040	542
250	6.70%, 08/01/2028	321
	Canadian Pacific Railway Co., (Canada),
600	4.50%, 01/15/2022	640
1,130	6.13%, 09/15/2115	1,458
250	7.13%, 10/15/2031	343
	CSX Corp.,
191	4.75%, 05/30/2042	211
575	5.50%, 04/15/2041	698
746	ERAC USA Finance LLC, 6.70%, 06/01/2034 (e)	932
	Norfolk Southern Corp.,
78	3.94%, 11/01/2047 (e)	79
2,059	4.05%, 08/15/2052 (e)	2,087
1,131	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,154
517	Ryder System, Inc., 2.88%, 09/01/2020	521
	Union Pacific Corp.,
285	3.60%, 09/15/2037	288
200	4.30%, 06/15/2042	217

		11,378

	Trading Companies & Distributors — 0.1%
500	Air Lease Corp., 3.88%, 04/01/2021	520
450	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	443
506	International Lease Finance Corp., 5.88%, 08/15/2022	565

		1,528

	Total Industrials	34,078

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
350	5.50%, 01/15/2040	453
755	5.90%, 02/15/2039	1,008
850	Harris Corp., 3.83%, 04/27/2025	879

		2,340

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.00%, 03/01/2018	220
219	3.25%, 09/08/2024	216
442	3.88%, 01/12/2028	440
190	4.50%, 03/01/2023	200

		1,076

	Internet Software & Services — 0.0% (g)
220	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	223

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — continued
	eBay, Inc.,
348	3.45%, 08/01/2024	353
271	4.00%, 07/15/2042	248

		824

	IT Services — 0.1%
478	DXC Technology Co., 4.25%, 04/15/2024	498
1,100	Western Union Co. (The), 3.60%, 03/15/2022	1,117

		1,615

	Semiconductors & Semiconductor Equipment — 0.2%
300	Analog Devices, Inc., 4.50%, 12/05/2036	311
1,747	Broadcom Corp., 3.63%, 01/15/2024 (e)	1,729
	Intel Corp.,
375	3.10%, 07/29/2022	384
652	3.70%, 07/29/2025	686
1,185	4.00%, 12/15/2032	1,270
453	4.90%, 07/29/2045	544
815	QUALCOMM, Inc., 3.25%, 05/20/2027	784

		5,708

	Software — 0.7%
	Microsoft Corp.,
489	2.38%, 05/01/2023	484
2,878	2.88%, 02/06/2024	2,910
836	3.30%, 02/06/2027	861
291	3.50%, 02/12/2035	297
305	4.00%, 02/12/2055	319
1,359	4.10%, 02/06/2037	1,490
615	4.20%, 11/03/2035	675
117	4.50%, 10/01/2040	134
1,190	4.50%, 02/06/2057	1,362
639	4.75%, 11/03/2055	761
	Oracle Corp.,
1,000	2.40%, 09/15/2023	985
587	2.50%, 05/15/2022	588
1,750	2.95%, 05/15/2025	1,755
1,088	4.30%, 07/08/2034	1,186
1,740	4.38%, 05/15/2055	1,851

		15,658

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
2,556	2.40%, 05/03/2023	2,529
815	2.45%, 08/04/2026	781
920	2.75%, 01/13/2025	912
467	2.85%, 05/11/2024	468
586	3.00%, 02/09/2024	595
1,125	3.00%, 06/20/2027	1,117
1,539	3.20%, 05/13/2025	1,570
686	3.20%, 05/11/2027	693
625	3.45%, 02/09/2045	593
569	3.85%, 08/04/2046	577
426	4.50%, 02/23/2036	482
2,613	Dell International LLC, 6.02%, 06/15/2026 (e)	2,870
300	Dell, Inc., 7.10%, 04/15/2028	336
849	HP, Inc., 6.00%, 09/15/2041	899

		14,422

	Total Information Technology	41,643

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.38%, 03/15/2025	492
525	4.13%, 03/15/2035	534
757	5.25%, 01/15/2045	871
	CF Industries, Inc.,
342	4.50%, 12/01/2026 (e)	357
500	7.13%, 05/01/2020	548
	Dow Chemical Co. (The),
375	4.25%, 10/01/2034	391
200	5.25%, 11/15/2041	228
	Ecolab, Inc.,
302	3.25%, 12/01/2027 (e)	300
150	5.50%, 12/08/2041	185
208	Monsanto Co., 4.70%, 07/15/2064	212
	Mosaic Co. (The),
79	4.88%, 11/15/2041	78
861	5.45%, 11/15/2033	920
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.00%, 04/01/2025	643
85	3.25%, 12/01/2017	85
	PPG Industries, Inc.,
114	5.50%, 11/15/2040	136
355	9.00%, 05/01/2021	424
381	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	382

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Union Carbide Corp.,
1,000	7.50%, 06/01/2025	1,248
850	7.75%, 10/01/2096	1,146
237	Westlake Chemical Corp., 4.38%, 11/15/2047	237

		9,417

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
417	3.88%, 05/18/2025 (e)	433
893	5.13%, 05/18/2045 (e)	1,021
770	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	760

		2,214

	Containers & Packaging — 0.0% (g)
	International Paper Co.,
600	7.30%, 11/15/2039	831
470	8.70%, 06/15/2038	701

		1,532

	Metals & Mining — 0.1%
295	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	370
150	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	178
283	Nucor Corp., 4.00%, 08/01/2023	297
300	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	336
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	354

		1,535

	Total Materials	14,698

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
312	3.38%, 10/15/2026	306
1,043	3.50%, 01/31/2023	1,067
974	5.00%, 02/15/2024	1,070
100	5.90%, 11/01/2021	111
	American Tower Trust #1,
471	1.55%, 03/15/2018 (e)	470
750	3.07%, 03/15/2023 (e)	750
700	AvalonBay Communities, Inc., 2.85%, 03/15/2023	701
	Boston Properties LP,
360	2.75%, 10/01/2026	340
532	3.20%, 01/15/2025	529
483	3.65%, 02/01/2026	489
400	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	399
264	Crown Castle International Corp., 4.00%, 03/01/2027	269
330	DDR Corp., 4.70%, 06/01/2027	340
252	Digital Realty Trust LP, 3.70%, 08/15/2027	253
239	Duke Realty LP, 3.25%, 06/30/2026	236
621	EPR Properties, 4.50%, 06/01/2027	625
600	Equity Commonwealth, 5.88%, 09/15/2020	636
784	Government Properties Income Trust, 4.00%, 07/15/2022	789
	HCP, Inc.,
265	3.40%, 02/01/2025	263
2,294	3.88%, 08/15/2024	2,350
230	4.20%, 03/01/2024	240
445	Kimco Realty Corp., 3.80%, 04/01/2027	448
783	National Retail Properties, Inc., 4.00%, 11/15/2025	799
133	Prologis LP, 3.75%, 11/01/2025	140
556	Realty Income Corp., 4.65%, 03/15/2047	583
420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	421
	Simon Property Group LP,
868	3.38%, 10/01/2024	887
532	3.75%, 02/01/2024	554
382	UDR, Inc., 2.95%, 09/01/2026	366
	Ventas Realty LP,
242	3.50%, 02/01/2025	243
593	3.75%, 05/01/2024	609
554	3.85%, 04/01/2027	563
406	4.13%, 01/15/2026	422
1,000	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,047
	Welltower, Inc.,
223	4.00%, 06/01/2025	230
732	4.50%, 01/15/2024	780

	Total Real Estate	20,325

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
	AT&T, Inc.,
1,704	3.00%, 06/30/2022	1,702

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
2,218	3.40%, 05/15/2025	2,172
2,716	3.60%, 02/17/2023	2,778
832	3.95%, 01/15/2025	847
821	4.13%, 02/17/2026	836
348	4.30%, 12/15/2042	322
462	4.35%, 06/15/2045	417
577	4.45%, 04/01/2024	609
525	4.50%, 05/15/2035	511
977	4.55%, 03/09/2049	900
1,000	4.60%, 02/15/2021	1,055
563	4.75%, 05/15/2046	538
860	5.35%, 09/01/2040	898
2,000	6.00%, 08/15/2040	2,257
2,700	6.30%, 01/15/2038	3,155
400	6.50%, 09/01/2037	472
2,250	BellSouth LLC, 6.55%, 06/15/2034	2,647
150	British Telecommunications plc, (United Kingdom), 9.12%, 12/15/2030	223
600	Centel Capital Corp., 9.00%, 10/15/2019	648
	Deutsche Telekom International Finance BV, (Germany),
325	3.60%, 01/19/2027 (e)	326
232	4.88%, 03/06/2042 (e)	259
741	Qwest Corp., 6.75%, 12/01/2021	791
	Telefonica Emisiones SAU, (Spain),
252	3.19%, 04/27/2018	253
534	4.10%, 03/08/2027	546
526	5.13%, 04/27/2020	558
547	5.21%, 03/08/2047	601
316	5.46%, 02/16/2021	342
	Verizon Communications, Inc.,
1,322	2.95%, 03/15/2022	1,330
2,804	3.38%, 02/15/2025 (e)	2,801
400	3.50%, 11/01/2021	412
938	4.15%, 03/15/2024	986
200	4.27%, 01/15/2036	196
2,645	4.40%, 11/01/2034	2,657
832	4.50%, 08/10/2033	861
1,693	4.81%, 03/15/2039	1,741
2,100	4.86%, 08/21/2046	2,143
566	5.01%, 08/21/2054	571
457	5.25%, 03/16/2037	500

		40,861

	Wireless Telecommunication Services — 0.0% (g)
400	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	568

	Total Telecommunication Services	41,429

	Utilities — 2.3%
	Electric Utilities — 1.4%
239	Alabama Power Co., 6.13%, 05/15/2038	310
	Arizona Public Service Co.,
133	2.20%, 01/15/2020	133
296	4.50%, 04/01/2042	328
467	5.05%, 09/01/2041	550
	Baltimore Gas & Electric Co.,
455	2.80%, 08/15/2022	458
376	3.50%, 08/15/2046	361
1,234	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	1,235
831	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	882
195	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	198
	Duke Energy Carolinas LLC,
129	4.25%, 12/15/2041	139
100	6.00%, 01/15/2038	131
245	Duke Energy Florida LLC, 6.40%, 06/15/2038	339
1,320	Duke Energy Indiana LLC, 6.35%, 08/15/2038	1,791
	Duke Energy Progress LLC,
273	4.10%, 05/15/2042	288
125	4.10%, 03/15/2043	132
1,300	Electricite de France SA, (France), 6.00%, 01/22/2114 (e)	1,445
740	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	728
175	Entergy Arkansas, Inc., 3.50%, 04/01/2026	180
336	Entergy Corp., 2.95%, 09/01/2026	325
629	Entergy Louisiana LLC, 3.05%, 06/01/2031	606
559	Entergy Mississippi, Inc., 2.85%, 06/01/2028	541
	FirstEnergy Corp.,
299	Series B, 3.90%, 07/15/2027	305
289	Series C, 4.85%, 07/15/2047	311
350	Florida Power & Light Co., 5.95%, 02/01/2038	460

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
679	Great Plains Energy, Inc., 4.85%, 06/01/2021	722
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.40%, 01/15/2022	1,204
350	Series IO, 8.05%, 07/07/2024	453
100	Indiana Michigan Power Co., 7.00%, 03/15/2019	106
900	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	897
100	Jersey Central Power & Light Co., 7.35%, 02/01/2019	106
771	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	850
1,400	Kansas City Power & Light Co., 5.30%, 10/01/2041	1,624
	Nevada Power Co.,
55	5.38%, 09/15/2040	68
305	5.45%, 05/15/2041	364
100	Series N, 6.65%, 04/01/2036	136
168	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	167
371	NextEra Energy Capital Holdings, Inc., 2.40%, 09/15/2019	371
	Niagara Mohawk Power Corp.,
493	3.51%, 10/01/2024 (e)	509
300	4.88%, 08/15/2019 (e)	312
510	Northern States Power Co., 6.25%, 06/01/2036	681
	Oncor Electric Delivery Co. LLC,
840	6.80%, 09/01/2018	870
110	7.00%, 09/01/2022	131
	Pacific Gas & Electric Co.,
492	2.95%, 03/01/2026	479
781	3.50%, 06/15/2025	795
217	4.45%, 04/15/2042	231
390	4.50%, 12/15/2041	409
90	4.60%, 06/15/2043	98
100	6.05%, 03/01/2034	124
160	8.25%, 10/15/2018	168
150	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	148
316	Pepco Holdings LLC, 7.45%, 08/15/2032	417
1,085	Potomac Electric Power Co., 6.50%, 11/15/2037	1,495
	PPL Capital Funding, Inc.,
200	3.40%, 06/01/2023	205
317	4.00%, 09/15/2047	318
	Progress Energy, Inc.,
673	3.15%, 04/01/2022	682
300	7.00%, 10/30/2031	400
214	Public Service Co. of Colorado, 3.55%, 06/15/2046	209
2,490	Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/2037	3,310
317	Public Service Electric & Gas Co., 5.38%, 11/01/2039	393
150	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	183
200	Southern California Edison Co., Series 08-A, 5.95%, 02/01/2038	264
200	Southwestern Public Service Co., 4.50%, 08/15/2041	224
312	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	311
300	Toledo Edison Co. (The), 6.15%, 05/15/2037	382
64	Virginia Electric & Power Co., 3.45%, 02/15/2024	66
	Xcel Energy, Inc.,
440	3.30%, 06/01/2025	444
92	4.80%, 09/15/2041	102
200	6.50%, 07/01/2036	267

		33,871

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
125	4.13%, 10/15/2044	133
828	4.15%, 01/15/2043	878
375	8.50%, 03/15/2019	405
308	Boston Gas Co., 4.49%, 02/15/2042 (e)	338
335	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	352
382	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	386
653	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	629
	Southern Natural Gas Co. LLC,
367	4.80%, 03/15/2047 (e)	398
351	8.00%, 03/01/2032	475

		3,994

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.95%, 01/15/2020	303

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
622	3.40%, 03/15/2022	635
518	4.25%, 06/15/2022	545
235	5.75%, 10/01/2041	252
	Southern Power Co.,
357	4.15%, 12/01/2025	377
600	5.15%, 09/15/2041	656
417	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	421

		3,189

	Multi-Utilities — 0.5%
	CMS Energy Corp.,
475	3.00%, 05/15/2026	466
400	3.88%, 03/01/2024	418
596	Consolidated Edison Co. of New York, Inc., 5.70%, 06/15/2040	762
286	Consumers Energy Co., 3.25%, 08/15/2046	265
235	Delmarva Power & Light Co., 4.00%, 06/01/2042	238
	Dominion Energy, Inc.,
300	7.00%, 06/15/2038	407
331	Series B, 2.75%, 01/15/2022	330
920	Series F, 5.25%, 08/01/2033	1,062
200	DTE Energy Co., 6.38%, 04/15/2033	252
	NiSource Finance Corp.,
370	3.85%, 02/15/2023	385
1,256	5.80%, 02/01/2042	1,525
	San Diego Gas & Electric Co.,
379	3.95%, 11/15/2041	386
275	6.00%, 06/01/2026	327
	Sempra Energy,
350	2.88%, 10/01/2022	351
236	3.55%, 06/15/2024	242
1,013	4.05%, 12/01/2023	1,061
460	9.80%, 02/15/2019	501
	Southern Co. Gas Capital Corp.,
254	3.25%, 06/15/2026	252
563	3.50%, 09/15/2021	578
1,445	5.88%, 03/15/2041	1,764
1,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	1,034

		12,606

	Water Utilities — 0.1%
793	American Water Capital Corp., 3.40%, 03/01/2025	813

	Total Utilities	54,473

	Total Corporate Bonds (Cost $592,031)	617,815

Foreign Government Securities — 1.8%
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/2023	5,334
5,535	Zero Coupon, 05/01/2024	4,707
2,000	Zero Coupon, 08/15/2024	1,685
7,805	Zero Coupon, 08/15/2024	6,577
1,000	Zero Coupon, 11/01/2024	836
8,205	Zero Coupon, 11/01/2024	6,859
5,000	Zero Coupon, 08/15/2025	4,077
1,000	5.50%, 09/18/2033	1,324
377	Province of Quebec, (Canada), SUB, 7.36%, 03/06/2026	491
	Republic of Colombia, (Colombia),
922	4.00%, 02/26/2024	954
581	4.50%, 01/28/2026	621
515	5.00%, 06/15/2045	538
200	5.63%, 02/26/2044	227
200	7.38%, 09/18/2037	267
88	Republic of Peru, (Peru), 5.63%, 11/18/2050	112
1,133	Republic of Poland, (Poland), 4.00%, 01/22/2024	1,210
640	Republic of South Africa, (South Africa), 5.88%, 09/16/2025	690
	United Mexican States, (Mexico),
788	3.60%, 01/30/2025	803
1,132	4.00%, 10/02/2023	1,190
316	4.13%, 01/21/2026	332
186	4.35%, 01/15/2047	180
120	4.75%, 03/08/2044	122
3,613	5.55%, 01/21/2045	4,112

	Total Foreign Government Securities (Cost $41,801)	43,248

Mortgage-Backed Securities — 15.0%
	FHLMC,
254	ARM, 2.86%, 12/01/2033 (z)	269
2	ARM, 2.94%, 07/01/2019 (z)	2
245	ARM, 2.94%, 01/01/2035 (z)	259
56	ARM, 3.00%, 05/01/2036 (z)	58
24	ARM, 3.09%, 04/01/2030 (z)	25
122	ARM, 3.19%, 12/01/2034 (z)	129
159	ARM, 3.20%, 07/01/2036 (z)	168

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
195		ARM, 3.28%, 10/01/2036 (z)	204
155		ARM, 3.31%, 12/01/2036 (z)	162
404		ARM, 3.32%, 03/01/2037 (z)	425
164		ARM, 3.33%, 11/01/2036 (z)	172
53		ARM, 3.35%, 10/01/2036 (z)	56
342		ARM, 3.40%, 02/01/2036 (z)	360
315		ARM, 3.41%, 11/01/2036 (z)	332
332		ARM, 3.50%, 04/01/2034 (z)	349
110		ARM, 3.51%, 02/01/2037 (z)	116
530		ARM, 3.58%, 07/01/2040 (z)	556
187		ARM, 3.94%, 10/01/2036 (z)	199
		FHLMC Gold Pools, 15 Year, Single Family,
6		4.50%, 08/01/2018	6
1		6.00%, 04/01/2018	1
1		6.50%, 12/01/2017 – 02/01/2019	1
		FHLMC Gold Pools, 20 Year, Single Family,
384		3.50%, 03/01/2032	399
36		6.00%, 12/01/2022	40
		FHLMC Gold Pools, 30 Year, Single Family,
4,548		3.00%, 08/01/2043	4,570
489		4.00%, 09/01/2035	512
2,823		4.50%, 05/01/2041	3,011
2,320		5.00%, 09/01/2034 – 08/01/2040	2,533
1,070		5.50%, 10/01/2033 – 07/01/2035	1,197
242		6.00%, 12/01/2033 – 01/01/2034	276
873		6.50%, 11/01/2034 – 11/01/2036	990
258		7.00%, 07/01/2032 – 10/01/2036	289
120		FHLMC Gold Pools, FHA/VA, 10.00%, 10/01/2030	128
		FHLMC Gold Pools, Other,
746		3.00%, 03/01/2033	760
15,896		4.00%, 01/01/2032 – 01/01/2046	16,804
5,006		4.50%, 01/01/2046	5,393
217		5.50%, 10/01/2033 – 01/01/2034	231
152		6.00%, 02/01/2033	164
50		7.00%, 07/01/2029	55
		FNMA,
1		ARM, 1.87%, 01/01/2019 (z)	1
887		ARM, 2.03%, 03/01/2022 (z)	888
21		ARM, 2.43%, 09/01/2027 (z)	21
–	(h)	ARM, 2.60%, 03/01/2019 (z)	—	(h)
609		ARM, 2.79%, 01/01/2033 (z)	627
177		ARM, 2.79%, 07/01/2033 (z)	183
59		ARM, 2.81%, 09/01/2034 (z)	59
140		ARM, 2.91%, 01/01/2036 (z)	147
606		ARM, 2.92%, 01/01/2035 (z)	628
258		ARM, 2.94%, 07/01/2036 (z)	268
290		ARM, 2.95%, 11/01/2034 (z)	301
1,044		ARM, 3.03%, 04/01/2035 (z)	1,104
837		ARM, 3.03%, 09/01/2035 (z)	868
425		ARM, 3.11%, 06/01/2035 (z)	444
284		ARM, 3.12%, 01/01/2035 (z)	299
67		ARM, 3.14%, 07/01/2034 (z)	71
323		ARM, 3.14%, 08/01/2034 (z)	340
140		ARM, 3.16%, 04/01/2034 (z)	146
181		ARM, 3.17%, 04/01/2035 (z)	191
329		ARM, 3.17%, 05/01/2035 (z)	341
34		ARM, 3.19%, 07/01/2033 (z)	36
88		ARM, 3.21%, 02/01/2035 (z)	93
267		ARM, 3.21%, 05/01/2034 (z)	282
581		ARM, 3.21%, 11/01/2034 (z)	610
123		ARM, 3.22%, 01/01/2034 (z)	130
267		ARM, 3.26%, 07/01/2033 (z)	281
93		ARM, 3.30%, 09/01/2035 (z)	97
334		ARM, 3.30%, 10/01/2034 (z)	350
309		ARM, 3.34%, 10/01/2034 (z)	323
52		ARM, 3.39%, 09/01/2034 (z)	55
189		ARM, 3.40%, 08/01/2034 (z)	199
93		ARM, 3.40%, 11/01/2033 (z)	99
51		ARM, 3.41%, 01/01/2038 (z)	53
93		ARM, 3.42%, 05/01/2035 (z)	97
108		ARM, 3.44%, 06/01/2036 (z)	113
152		ARM, 3.49%, 10/01/2034 (z)	161
215		ARM, 3.56%, 09/01/2033 (z)	227
159		ARM, 3.83%, 10/01/2036 (z)	169
36		ARM, 3.88%, 01/01/2036 (z)	36
15		ARM, 3.96%, 03/01/2029 (z)	16
92		ARM, 4.00%, 02/01/2034 (z)	94
		FNMA, 15 Year, Single Family,
28		4.00%, 08/01/2018	29
259		4.50%, 06/01/2018 – 12/01/2019	264
181		5.00%, 06/01/2018 – 08/01/2024	190
33		5.50%, 03/01/2020 – 07/01/2020	34
1,231		6.00%, 03/01/2018 – 01/01/2024	1,304
14		6.50%, 08/01/2020	14
		FNMA, 20 Year, Single Family,
874		3.50%, 08/01/2032	908
43		4.50%, 04/01/2024	46

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
306	6.50%, 05/01/2022 – 04/01/2025	338
	FNMA, 30 Year, FHA/VA,
69	6.00%, 09/01/2033	75
451	6.50%, 03/01/2029 – 08/01/2039	503
11	7.00%, 02/01/2033	11
29	8.00%, 06/01/2028	32
	FNMA, 30 Year, Single Family,
3,834	3.00%, 06/01/2043	3,858
5,336	4.50%, 11/01/2033 – 10/01/2047 (w)	5,732
711	5.00%, 07/01/2033 – 09/01/2035	783
1,049	5.50%, 09/01/2031 – 03/01/2034	1,181
1,267	6.00%, 12/01/2028 – 09/01/2037	1,437
546	6.50%, 11/01/2029 – 08/01/2031	618
480	7.00%, 01/01/2024 – 01/01/2039	544
182	7.50%, 08/01/2036 – 11/01/2037	209
321	8.00%, 03/01/2027 – 11/01/2028	363
6	9.50%, 07/01/2028	6
	FNMA, Other,
3,350	1.74%, 05/01/2020	3,309
1,877	1.94%, 07/01/2019	1,869
222	2.03%, 08/01/2019	223
2,500	2.12%, 09/01/2021	2,452
2,500	2.66%, 12/01/2022	2,524
3,007	2.75%, 03/01/2022	3,048
1,551	2.77%, 05/01/2022	1,574
5,109	2.78%, 06/01/2027	5,086
10,916	2.79%, 05/01/2027 – 06/01/2027	10,864
12,000	2.92%, 12/01/2024 – 05/01/2030	11,905
1,352	2.94%, 05/01/2022	1,381
6,185	2.95%, 08/01/2023 – 12/01/2024	6,318
2,953	2.96%, 06/01/2027	2,980
7,465	2.97%, 12/01/2024 – 06/01/2030	7,496
4,475	2.98%, 07/01/2022	4,581
986	2.99%, 01/01/2025	1,008
2,138	3.00%, 01/01/2043	2,138
2,330	3.02%, 07/01/2023	2,390
3,049	3.03%, 06/01/2035	2,969
13,000	3.04%, 12/01/2024 – 04/01/2030	13,080
14,150	3.08%, 04/01/2030 – 06/01/2030	14,181
8,780	3.10%, 05/01/2030	8,821
6,136	3.11%, 12/01/2024 – 12/01/2026	6,285
11,663	3.12%, 01/01/2022 – 06/01/2035	11,696
2,907	3.14%, 12/01/2026	2,978
2,564	3.16%, 02/01/2022	2,638
3,000	3.17%, 02/01/2030	3,031
4,235	3.24%, 12/01/2026	4,353
13,735	3.25%, 07/01/2025 – 09/01/2026	14,194
3,941	3.26%, 12/01/2026	4,057
7,860	3.29%, 10/01/2020 – 11/01/2026	8,097
8,022	3.30%, 12/01/2026 – 07/01/2030	8,237
3,000	3.34%, 02/01/2027	3,151
1,929	3.35%, 09/01/2030	1,980
797	3.37%, 11/01/2020	819
2,000	3.38%, 12/01/2023	2,083
1,349	3.43%, 09/01/2020	1,388
7,682	3.50%, 12/01/2032 – 05/01/2033	7,978
1,816	3.52%, 01/01/2018	1,814
2,000	3.55%, 02/01/2030	2,087
2,500	3.59%, 08/01/2023	2,632
2,668	3.60%, 09/01/2020	2,759
931	3.64%, 01/01/2025	984
1,500	3.69%, 11/01/2023	1,582
1,761	3.74%, 07/01/2020	1,823
4,875	3.76%, 10/01/2023 – 11/01/2023	5,164
3,000	3.77%, 09/01/2021	3,148
3,573	3.78%, 01/01/2026	3,823
1,499	3.87%, 01/01/2021	1,566
3,729	3.93%, 07/01/2020 – 01/01/2021	3,890
1,500	3.95%, 07/01/2020	1,558
1,787	3.97%, 12/01/2025	1,934
6,179	4.00%, 10/01/2032 – 07/01/2042	6,497
1,356	4.13%, 08/01/2021	1,437
4,380	4.25%, 04/01/2021	4,647
1,963	4.26%, 07/01/2021	2,088
1,017	4.28%, 01/01/2021	1,075
935	4.30%, 04/01/2021	992
1,272	4.31%, 07/01/2021	1,352
1,993	4.33%, 04/01/2021	2,116
5,000	4.34%, 06/01/2021	5,333
1,825	4.37%, 02/01/2020	1,902
653	4.38%, 04/01/2020	683
1,889	4.39%, 05/01/2021	2,000
2,000	4.40%, 02/01/2020	2,079
2,720	4.48%, 02/01/2021	2,877
7,968	4.50%, 12/01/2043 – 03/01/2044	8,528
2,718	4.54%, 07/01/2026	2,988
1,776	5.24%, 07/01/2019	1,848
166	5.50%, 09/01/2033	186
137	6.00%, 09/01/2037	147
149	6.50%, 01/01/2036 – 07/01/2036	162

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
6	10.50%, 04/15/2019	6
	GNMA I, 30 Year, Single Family,
177	6.50%, 03/15/2028 – 04/15/2033	197
124	7.00%, 02/15/2033 – 06/15/2033	143
23	7.50%, 11/15/2022 – 09/15/2028	25
5	8.00%, 08/15/2028	5
81	9.50%, 10/15/2024	86
	GNMA II, 30 Year, Single Family,
1,852	4.25%, 03/20/2045	1,963
156	4.50%, 08/20/2033	166
1,217	6.00%, 09/20/2038	1,359
33	7.50%, 02/20/2028 – 09/20/2028	38
54	8.00%, 12/20/2025 – 09/20/2028	60
17	8.50%, 05/20/2025	19
	GNMA II, Other,
2,920	4.46%, 05/20/2063 (z)	3,030
1,770	4.49%, 04/20/2063 (z)	1,843

	Total Mortgage-Backed Securities (Cost $352,900)	355,931

Municipal Bonds — 0.5% (t)
	California — 0.1%
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	569
350	State of California, Various Purpose, GO, 7.30%, 10/01/2039	519

		1,088

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	451
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.65%, 11/01/2040	2,362
440	Series 165, Rev., 5.65%, 11/01/2040	573
2,060	Series 174, Rev., 4.46%, 10/01/2062	2,353

		5,739

	Ohio — 0.2%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,963
	Ohio State University, General Receipts,
200	Rev., 5.59%, 12/01/2114	238
325	Series A, Rev., 4.05%, 12/01/2056	335
1,563	Series A, Rev., 4.80%, 06/01/2111	1,726

		4,262

	Total Municipal Bonds (Cost $9,182)	11,089

Supranational — 0.1%
3,000	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $3,291)	3,324

U.S. Government Agency Securities — 1.7%
1,525	FHLB, 5.50%, 07/15/2036	2,066
4,260	FNMA, 10.09%, 10/09/2019	4,103
13,319	Government Trust Certificate, Series 1-Z10/01/2019	12,842
	Resolution Funding Corp. STRIPS,
8,040	1.74%, 10/15/2019 (n)	7,760
510	2.70%, 10/15/2027 (n)	389
580	2.87%, 01/15/2026 (n)	467
	Tennessee Valley Authority,
304	4.63%, 09/15/2060	376
4,196	5.25%, 09/15/2039	5,567
1,115	5.88%, 04/01/2036	1,549
	Tennessee Valley Authority STRIPS,
5,000	3.47%, 11/01/2025 (n)	4,040
800	4.46%, 06/15/2035 (n)	451
2,000	4.59%, 05/01/2019 (n)	1,943

	Total U.S. Government Agency Securities (Cost $40,644)	41,553

U.S. Treasury Obligations — 21.6%
	U.S. Treasury Bonds,
350	2.88%, 05/15/2043	354
5,750	3.63%, 08/15/2043	6,604
2,000	3.75%, 11/15/2043	2,346
880	4.38%, 05/15/2040	1,120
300	6.13%, 08/15/2029	411
	U.S. Treasury Inflation Linked Bonds,
300	1.75%, 01/15/2028	393
300	2.50%, 01/15/2029	413
799	3.63%, 04/15/2028	1,584
	U.S. Treasury Inflation Linked Notes,
2,453	0.13%, 01/15/2022	2,659
630	1.38%, 07/15/2018	728
607	1.38%, 01/15/2020	710
	U.S. Treasury Notes,
1,755	05/15/2019	1,712

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
10,535	02/15/2020	10,123
10,000	0.88%, 07/15/2018	9,961
25,000	1.00%, 09/15/2018	24,879
20,000	1.00%, 11/15/2019	19,698
15,000	1.25%, 10/31/2018	14,944
8,000	1.38%, 02/29/2020	7,920
20,000	1.38%, 03/31/2020	19,786
3,000	1.50%, 02/28/2023	2,899
1,100	2.00%, 10/31/2021	1,098
23,000	2.13%, 08/15/2021	23,084
8,000	2.88%, 03/31/2018	8,038
7,250	3.13%, 05/15/2021	7,526
	U.S. Treasury STRIPS Bonds,
23,265	1.97%, 05/15/2021 (n)	21,711
2,755	2.19%, 02/15/2020 (n)	2,649
12,570	2.24%, 08/15/2023 (n)	11,024
14,000	2.28%, 11/15/2023 (n)	12,194
2,200	2.33%, 02/15/2024 (n)	1,902
18,545	2.41%, 05/15/2022 (n)	16,859
17,095	2.44%, 02/15/2021 (n)	16,064
14,400	2.68%, 11/15/2022 (n)	12,904
15,768	2.72%, 02/15/2022 (n)	14,430
4,800	2.91%, 08/15/2022 (n)	4,333
15,400	2.94%, 05/15/2023 (n)	13,603
14,395	2.95%, 08/15/2032 (n)	9,665
21,700	3.09%, 08/15/2031 (n)	15,014
18,600	3.10%, 05/15/2034 (n)	11,833
9,575	3.12%, 02/15/2032 (n)	6,526
15,650	3.25%, 11/15/2031 (n)	10,746
38,462	3.30%, 02/15/2023 (n)	34,211
1,592	3.34%, 08/15/2026 (n)	1,282
5,000	3.35%, 05/15/2031 (n)	3,486
9,980	3.39%, 11/15/2021 (n)	9,198
14,465	3.55%, 08/15/2020 (n)	13,754
6,100	3.55%, 08/15/2021 (n)	5,659
18,050	3.61%, 05/15/2032 (n)	12,208
9,500	3.69%, 02/15/2034 (n)	6,093
1,650	3.73%, 08/15/2034 (n)	1,042
5,500	3.76%, 02/15/2033 (n)	3,635
10,140	4.06%, 11/15/2032 (n)	6,748
8,000	4.22%, 02/15/2031 (n)	5,612
16,500	4.27%, 05/15/2033 (n)	10,813
10,524	4.60%, 05/15/2020 (n)	10,066
6,400	4.66%, 05/15/2030 (n)	4,605
12,800	4.86%, 08/15/2030 (n)	9,134
600	4.87%, 08/15/2024 (n)	512
9,925	5.26%, 11/15/2030 (n)	7,029
8,822	5.34%, 05/15/2019 (n)	8,607
5,190	5.35%, 08/15/2019 (n)	5,036
3,050	5.77%, 08/15/2033 (n)	1,986
100	6.29%, 11/15/2029 (n)	73
1,500	6.45%, 05/15/2026 (n)	1,218
2,550	6.56%, 05/15/2027 (n)	2,011
200	6.58%, 05/15/2024 (n)	172

	Total U.S. Treasury Obligations (Cost $500,480)	514,637

Loan Assignments — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
3,054	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.25%, 08/11/2022 (aa) (bb) (Cost $2,978)	3,010

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.9%
	Investment Company — 1.9%
44,067	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $44,076)	44,076

	Total Investments — 99.9% (Cost $2,306,888)	2,376,058
	Other Assets in Excess of Liabilities — 0.1%	2,378

	NET ASSETS — 100.0%	$2,378,436

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CMBS	—	Commercial Mortgage Backed Security
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$177,397	$91,391	$268,788
Collateralized Mortgage Obligations	—	344,778	9,700	354,478
Commercial Mortgage-Backed Securities	—	110,948	7,161	118,109
Corporate Bonds
Consumer Discretionary	—	35,684	—	35,684
Consumer Staples	—	26,618	—	26,618
Energy	—	73,700	184	73,884
Financials	—	242,241	—	242,241
Health Care	—	32,742	—	32,742
Industrials	—	34,078	—	34,078
Information Technology	—	41,643	—	41,643
Materials	—	14,698	—	14,698
Real Estate	—	20,325	—	20,325
Telecommunication Services	—	41,429	—	41,429
Utilities	—	54,473	—	54,473

Total Corporate Bonds	—	617,631	184	617,815

Foreign Government Securities	—	43,248	—	43,248
Mortgage-Backed Securities	—	355,931	—	355,931
Municipal Bonds	—	11,089	—	11,089
Supranational	—	3,324	—	3,324
U.S. Government Agency Securities	—	41,553	—	41,553
U.S. Treasury Obligations	—	514,637	—	514,637
Loan Assignment
Consumer Discretionary	—	—	3,010	3,010
Short-Term Investment
Investment Company	44,076	—	—	44,076

Total Investments in Securities	$44,076	$2,220,536	$111,446	$2,376,058

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$131,541	$(458)	$1,205	$(171)	$15,442	$(63,092)	$12,114	$(5,190)	$91,391
Collateralized Mortgage Obligations	16,382	13	(302)	(202)	—	(4,937)	—	(1,254)	9,700
Commercial Mortgage-Backed Securities	8,819	— (a)	125	(149)	49	(1,698)	17	(2)	7,161
Corporate Bond — Energy	—	—	— (a)	— (a)	211	(27)	—	—	184
Loan Assignment — Consumer Discretionary	—	—	(22)	15	12	(1,698)	4,703	—	3,010

	$156,742	$(445)	$1,006	$(507)	$15,714	$(71,452)	$16,834	$(6,446)	$111,446

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $500.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $452,000.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$51,261	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (5.63%)
			Constant Default Rate	0.00% - 30.00% (0.66%)
			Yield (Discount Rate of Cash Flows)	1.77% - 8.14% (3.58%)

Asset-Backed Securities	51,261

	8,420	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (13.39%)
			PSA Prepayment Model	300.00% (300.00%)
			Constant Default Rate	0.00% - 12.68% (3.74%)
			Yield (Discount Rate of Cash Flows)	0.38% - 199.00% (6.87%)

Collateralized Mortgage Obligations	8,420

	2,705	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.87%)
			Yield (Discount Rate of Cash Flows)	1.77% - 5.51% (4.53%)

Commercial Mortgage-Backed Securities	2,705

	184	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% (3.23%)
			Liquidity Discount	1.00% (1.00%)

Corporate Bonds	184

Total	$62,570

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $48,876,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.7%
10	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.13%, 12/27/2022 (e) (z)	10
	American Airlines Pass-Through Trust,
146	Series 2013-2, Class A, 4.95%, 01/15/2023	155
82	Series 2017-2, Class AA, 3.35%, 10/15/2029	83
245	American Credit Acceptance Receivables Trust, Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	248
91	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A3, 1.90%, 03/18/2022	91
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	750
29	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	29
	B2R Mortgage Trust,
103	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	102
232	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	235
53	BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	53
15	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.70%, 04/25/2036 (z) (bb)	15
	CarFinance Capital Auto Trust,
26	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	26
19	Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	19
30	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	30
	Citi Held For Asset Issuance,
129	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	130
400	Series 2016-MF1, Class B, 6.64%, 08/15/2022 (e)	412
44	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	44
399	Colony American Homes, Series 2014-2A, Class A, 2.19%, 07/17/2031 (e) (z)	399
14	Continental Airlines Pass-Through Trust, Series 1999-2, Class A-1, 7.26%, 03/15/2020	14
	CPS Auto Receivables Trust,
15	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	15
140	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	140
425	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	432
310	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	315
47	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	47
100	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	100
250	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	252
47	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	53
29	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.95%, 05/23/2019	30
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	180
320	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	326
220	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	226
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	307
61	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	61
	Exeter Automobile Receivables Trust,
9	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	9
234	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	234
29	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	30
310	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	319
370	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	373
413	Federal Express Corp. Pass-Through Trust, Series 981A, 6.72%, 01/15/2022	447
	First Investors Auto Owner Trust,
27	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	27
100	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	101

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		FirstKey Lending Trust,
270		Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	269
144		Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	145
		Flagship Credit Auto Trust,
78		Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	78
44		Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	45
31		Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	31
213		Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	214
114		Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	115
113		Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	116
400		Series 2016-1, Class C, 6.22%, 06/15/2022 (e)	421
33		GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	28
		GLS Auto Receivables Trust,
34		Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	34
190		Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	190
40		GM Financial Automobile Leasing Trust, Series 2017-3, Class A3, 2.01%, 11/20/2020	40
52		GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	52
		GO Financial Auto Securitization Trust,
–(h	)	Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	—	(h)
159		Series 2015-2, Class B, 4.80%, 08/17/2020 (e)	160
75		Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	74
60		Honda Auto Receivables Owner Trust, Series 2017-3, Class A3, 1.79%, 09/20/2021	60
200		Hyundai Auto Receivables Trust, Series 2017-B, Class A3, 1.77%, 01/18/2022	199
342		Lendmark Funding Trust, Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	347
1,429		LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	1,429
21		Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 05/15/2019	21
		NRPL Trust,
202		Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	202
474		Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	475
200		Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	199
		OneMain Financial Issuance Trust,
51		Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	51
403		Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	406
464		Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	464
233		Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	233
484		Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	489
476		Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	479
		Progress Residential Trust,
856		Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	853
351		Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	351
781		Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e)	786
200		Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	206
33		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	30
1		Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	1
46		Spirit Airlines Pass Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	46
461		Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	463
339		Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.25%, 03/16/2020	337
120		United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/2028	117
102		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
549		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	549
200		Westlake Automobile Receivables Trust, Series 2015-3A, Class D, 4.40%, 05/17/2021 (e)	202
		World Omni Auto Receivables Trust,
28		Series 2015-A, Class A3, 1.34%, 05/15/2020	28
104		Series 2017-B, Class A3, 1.95%, 02/15/2023	104

		Total Asset-Backed Securities (Cost $17,937)	18,110

Collateralized Mortgage Obligations — 19.1%
180		Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	180
		Alternative Loan Trust,
1,087		Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,113
171		Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	161
39		Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	39
38		ASG Resecuritization Trust, Series 2009-3, Class A65, 2.88%, 03/26/2037 (e) (z)	38
18		Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/2034 (bb)	15
149		BCAP LLC Trust, Series 2010-RR7, Class 2A1, 3.18%, 07/26/2045 (e) (z)	147
51		Bear Stearns ARM Trust, Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	52
		CHL Mortgage Pass-Through Trust,
35		Series 2004-5, Class 1A4, 5.50%, 06/25/2034	36
18		Series 2004-HYB3, Class 2A, 3.18%, 06/20/2034 (z)	18
175		Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	154
		Citigroup Global Markets Mortgage Securities VII, Inc.,
28		Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	28
–	(h)	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	—	(h)
		Citigroup Mortgage Loan Trust, Inc.,
8		Series 2003-UP3, Class A3, 7.00%, 09/25/2033	8
7		Series 2003-UST1, Class A1, 5.50%, 12/25/2018	8
1		Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	1
–	(h)	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	—	(h)
3		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.00%, 10/25/2018	3
22		CSMC, Series 2010-11R, Class A6, 2.34%, 06/28/2047 (e) (z)	22
60		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, 3.45%, 06/25/2020 (z)	57
1		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	1
21		FHLMC – GNMA, Series 24, Class ZE, 6.25%, 11/25/2023	23
		FHLMC REMIC,
–	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
–	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
–	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
–	(h)	Series 99, Class Z, 9.50%, 01/15/2021	—	(h)
3		Series 114, Class H, 6.95%, 01/15/2021	3
–	(h)	Series 1079, Class S, HB, IF, 29.75%, 05/15/2021 (z)	—	(h)
–	(h)	Series 1084, Class F, 2.20%, 05/15/2021 (z)	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 39.60%, 05/15/2021 (z)	—	(h)
3		Series 1144, Class KB, 8.50%, 09/15/2021	3
–	(h)	Series 1172, Class L, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
–	(h)	Series 1196, Class B, HB, IF, IO, 1,104.54%, 01/15/2022 (z)	—	(h)
2		Series 1206, Class IA, 7.00%, 03/15/2022	2
1		Series 1250, Class J, 7.00%, 05/15/2022	1
6		Series 1343, Class LA, 8.00%, 08/15/2022	7
28		Series 1466, Class PZ, 7.50%, 02/15/2023	31
–	(h)	Series 1470, Class F, 1.73%, 02/15/2023 (z)	—	(h)
10		Series 1491, Class I, 7.50%, 04/15/2023	11

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
10		Series 1518, Class G, IF, 7.70%, 05/15/2023 (z)	11
9		Series 1541, Class O, 1.66%, 07/15/2023 (z)	9
3		Series 1602, Class SA, IF, 18.69%, 10/15/2023 (z)	4
31		Series 1608, Class L, 6.50%, 09/15/2023	34
4		Series 1671, Class L, 7.00%, 02/15/2024	5
5		Series 1700, Class GA, PO, 02/15/2024	5
53		Series 1706, Class K, 7.00%, 03/15/2024	58
177		Series 1720, Class PL, 7.50%, 04/15/2024	193
8		Series 1745, Class D, 7.50%, 08/15/2024	8
11		Series 1798, Class F, 5.00%, 05/15/2023	11
–	(h)	Series 1807, Class G, 9.00%, 10/15/2020	—	(h)
64		Series 1927, Class PH, 7.50%, 01/15/2027	72
27		Series 1981, Class Z, 6.00%, 05/15/2027	29
9		Series 1987, Class PE, 7.50%, 09/15/2027	10
3		Series 2033, Class SN, HB, IF, IO, 28.16%, 03/15/2024 (z)	1
11		Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
59		Series 2040, Class PE, 7.50%, 03/15/2028	67
1		Series 2056, Class TD, 6.50%, 05/15/2018	1
61		Series 2063, Class PG, 6.50%, 06/15/2028	67
7		Series 2064, Class TE, 7.00%, 06/15/2028	8
42		Series 2075, Class PH, 6.50%, 08/15/2028	46
40		Series 2075, Class PM, 6.25%, 08/15/2028	44
13		Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2
25		Series 2125, Class JZ, 6.00%, 02/15/2029	27
6		Series 2163, Class PC, IO, 7.50%, 06/15/2029	1
112		Series 2169, Class TB, 7.00%, 06/15/2029	126
43		Series 2172, Class QC, 7.00%, 07/15/2029	49
–	(h)	Series 2196, Class TL, 7.50%, 11/15/2029	—	(h)
21		Series 2201, Class C, 8.00%, 11/15/2029	24
55		Series 2210, Class Z, 8.00%, 01/15/2030	65
15		Series 2224, Class CB, 8.00%, 03/15/2030	17
32		Series 2256, Class MC, 7.25%, 09/15/2030	37
29		Series 2259, Class ZM, 7.00%, 10/15/2030	33
28		Series 2271, Class PC, 7.25%, 12/15/2030	32
16		Series 2283, Class K, 6.50%, 12/15/2023	17
14		Series 2296, Class PD, 7.00%, 03/15/2031	16
6		Series 2306, Class K, PO, 05/15/2024	6
15		Series 2306, Class SE, IF, IO, 8.27%, 05/15/2024 (z)	3
26		Series 2333, Class HC, 6.00%, 07/15/2031	29
265		Series 2344, Class ZD, 6.50%, 08/15/2031	307
30		Series 2344, Class ZJ, 6.50%, 08/15/2031	33
21		Series 2345, Class NE, 6.50%, 08/15/2031	24
6		Series 2347, Class VP, 6.50%, 03/15/2020	6
25		Series 2351, Class PZ, 6.50%, 08/15/2031	28
21		Series 2410, Class NG, 6.50%, 02/15/2032	24
32		Series 2410, Class OE, 6.38%, 02/15/2032	35
15		Series 2410, Class QX, IF, IO, 7.40%, 02/15/2032 (z)	4
56		Series 2412, Class SP, IF, 13.60%, 02/15/2032 (z)	71
17		Series 2423, Class MC, 7.00%, 03/15/2032	20
34		Series 2423, Class MT, 7.00%, 03/15/2032	39
122		Series 2435, Class CJ, 6.50%, 04/15/2032	137
36		Series 2441, Class GF, 6.50%, 04/15/2032	40

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
35		Series 2444, Class ES, IF, IO, 6.70%, 03/15/2032 (z)	8
47		Series 2450, Class GZ, 7.00%, 05/15/2032	54
14		Series 2450, Class SW, IF, IO, 6.75%, 03/15/2032 (z)	3
48		Series 2455, Class GK, 6.50%, 05/15/2032	52
74		Series 2466, Class DH, 6.50%, 06/15/2032	83
37		Series 2474, Class NR, 6.50%, 07/15/2032	41
68		Series 2484, Class LZ, 6.50%, 07/15/2032	76
61		Series 2500, Class MC, 6.00%, 09/15/2032	69
98		Series 2512, Class PG, 5.50%, 10/15/2022	102
17		Series 2535, Class BK, 5.50%, 12/15/2022	18
–	(h)	Series 2537, Class TE, 5.50%, 12/15/2017	1
125		Series 2543, Class YX, 6.00%, 12/15/2032	138
146		Series 2568, Class KG, 5.50%, 02/15/2023	155
246		Series 2575, Class ME, 6.00%, 02/15/2033	273
21		Series 2586, Class WI, IO, 6.50%, 03/15/2033	4
4		Series 2622, Class PE, 4.50%, 05/15/2018	4
3		Series 2631, Class LC, 4.50%, 06/15/2018	3
4		Series 2651, Class VZ, 4.50%, 07/15/2018	5
22		Series 2934, Class EC, PO, 02/15/2020	22
49		Series 2990, Class SL, IF, 19.91%, 06/15/2034 (z)	61
738		Series 2990, Class UZ, 5.75%, 06/15/2035	826
65		Series 2999, Class ND, 4.50%, 07/15/2020	66
1		Series 3068, Class AO, PO, 01/15/2035	1
76		Series 3117, Class EO, PO, 02/15/2036	66
8		Series 3117, Class OK, PO, 02/15/2036	7
94		Series 3122, Class OH, PO, 03/15/2036	84
115		Series 3137, Class XP, 6.00%, 04/15/2036	129
6		Series 3149, Class SO, PO, 05/15/2036	5
177		Series 3152, Class MO, PO, 03/15/2036	154
61		Series 3171, Class MO, PO, 06/15/2036	56
28		Series 3179, Class OA, PO, 07/15/2036	25
252		Series 3202, Class HI, IF, IO, 5.40%, 08/15/2036 (z)	44
42		Series 3232, Class ST, IF, IO, 5.45%, 10/15/2036 (z)	6
6		Series 3253, Class PO, PO, 12/15/2021	6
9		Series 3316, Class JO, PO, 05/15/2037	8
450		Series 3417, Class EO, PO, 11/15/2036	415
136		Series 3481, Class SJ, IF, IO, 4.60%, 08/15/2038 (z)	19
47		Series 3607, Class AO, PO, 04/15/2036	41
211		Series 3607, Class OP, PO, 07/15/2037	184
31		Series 3611, Class PO, PO, 07/15/2034	27
331		Series 3680, Class MA, 4.50%, 07/15/2039	350
30		Series 3804, Class FN, 1.70%, 03/15/2039 (z)	30
307		Series 3819, Class ZQ, 6.00%, 04/15/2036	343
88		Series 3997, Class PF, 1.70%, 11/15/2039 (z)	88
556		Series 4219, Class JA, 3.50%, 08/15/2039	575
649		Series 4374, Class NC, SUB, 3.75%, 02/15/2046	664
		FHLMC STRIPS,
6		Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(h)
618		Series 262, Class 35, 3.50%, 07/15/2042	634
		FHLMC Structured Pass-Through Securities Certificates,
28		Series T-41, Class 3A, 5.66%, 07/25/2032 (z)	30
25		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	30

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
249		Series T-54, Class 2A, 6.50%, 02/25/2043	290
83		Series T-54, Class 3A, 7.00%, 02/25/2043	95
630		Series T-56, Class A5, 5.23%, 05/25/2043	702
19		Series T-58, Class APO, PO, 09/25/2043	16
159		Series T-76, Class 2A, 3.73%, 10/25/2037 (z)	162
		First Horizon Mortgage Pass-Through Trust,
65		Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	65
58		Series 2005-AR1, Class 2A2, 3.16%, 04/25/2035 (z)	59
		FNMA REMIC,
–	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
1		Series 1989-83, Class H, 8.50%, 11/25/2019	1
–	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
–	(h)	Series 1990-1, Class D, 8.80%, 01/25/2020	—	(h)
–	(h)	Series 1990-7, Class B, 8.50%, 01/25/2020	—	(h)
–	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
–	(h)	Series 1990-63, Class H, 9.50%, 06/25/2020	—	(h)
–	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
–	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
–	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
3		Series 1990-102, Class J, 6.50%, 08/25/2020	3
1		Series 1990-120, Class H, 9.00%, 10/25/2020	1
–	(h)	Series 1990-134, Class SC, IF, 19.61%, 11/25/2020 (z)	—	(h)
–	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
1		Series 1991-42, Class S, IF, 15.35%, 05/25/2021 (z)	1
14		Series 1992-107, Class SB, HB, IF, 26.15%, 06/25/2022 (z)	18
1		Series 1992-143, Class MA, 5.50%, 09/25/2022	1
9		Series 1993-25, Class J, 7.50%, 03/25/2023	10
56		Series 1993-37, Class PX, 7.00%, 03/25/2023	60
19		Series 1993-54, Class Z, 7.00%, 04/25/2023	21
4		Series 1993-62, Class SA, IF, 18.83%, 04/25/2023 (z)	5
5		Series 1993-122, Class M, 6.50%, 07/25/2023	5
2		Series 1993-165, Class SD, IF, 13.31%, 09/25/2023 (z)	3
9		Series 1993-178, Class PK, 6.50%, 09/25/2023	10
137		Series 1993-183, Class KA, 6.50%, 10/25/2023	152
59		Series 1993-189, Class PL, 6.50%, 10/25/2023	63
14		Series 1993-247, Class SA, HB, IF, 27.78%, 12/25/2023 (z)	19
1		Series 1994-9, Class E, PO, 11/25/2023	1
39		Series 1996-14, Class SE, IF, IO, 8.33%, 08/25/2023 (z)	6
4		Series 1996-59, Class J, 6.50%, 08/25/2022	4
15		Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	—	(h)
14		Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	—	(h)
12		Series 1997-27, Class J, 7.50%, 04/18/2027	14
15		Series 1997-29, Class J, 7.50%, 04/20/2027	17
33		Series 1997-39, Class PD, 7.50%, 05/20/2027	37
9		Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
1		Series 1998-4, Class C, PO, 04/25/2023	1
7		Series 1998-36, Class ZB, 6.00%, 07/18/2028	8
89		Series 1998-43, Class EA, PO, 04/25/2023	85
65		Series 2000-2, Class ZE, 7.50%, 02/25/2030	75
12		Series 2001-4, Class PC, 7.00%, 03/25/2021	13

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
40	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	9
50	Series 2001-36, Class DE, 7.00%, 08/25/2031	57
10	Series 2001-44, Class PD, 7.00%, 09/25/2031	12
48	Series 2001-48, Class Z, 6.50%, 09/25/2021	51
9	Series 2001-49, Class Z, 6.50%, 09/25/2031	10
8	Series 2001-81, Class LO, PO, 01/25/2032	7
18	Series 2002-1, Class HC, 6.50%, 02/25/2022	19
6	Series 2002-1, Class SA, HB, IF, 20.87%, 02/25/2032 (z)	9
29	Series 2002-21, Class PE, 6.50%, 04/25/2032	32
30	Series 2002-28, Class PK, 6.50%, 05/25/2032	34
35	Series 2002-37, Class Z, 6.50%, 06/25/2032	39
122	Series 2003-22, Class UD, 4.00%, 04/25/2033	127
8	Series 2003-34, Class GB, 6.00%, 03/25/2033	8
304	Series 2003-34, Class GE, 6.00%, 05/25/2033	332
7	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	1
116	Series 2003-47, Class PE, 5.75%, 06/25/2033	130
14	Series 2003-52, Class SX, IF, 18.97%, 10/25/2031 (z)	18
15	Series 2003-64, Class SX, IF, 10.64%, 07/25/2033 (z)	18
94	Series 2003-71, Class DS, IF, 5.81%, 08/25/2033 (z)	99
17	Series 2003-83, Class PG, 5.00%, 06/25/2023	17
10	Series 2003-91, Class SD, IF, 10.29%, 09/25/2033 (z)	12
105	Series 2003-116, Class SB, IF, IO, 6.27%, 11/25/2033 (z)	20
7	Series 2003-130, Class SX, IF, 9.53%, 01/25/2034 (z)	8
35	Series 2004-25, Class PC, 5.50%, 01/25/2034	36
60	Series 2004-25, Class SA, IF, 15.87%, 04/25/2034 (z)	80
24	Series 2004-36, Class PC, 5.50%, 02/25/2034	24
72	Series 2004-36, Class SA, IF, 15.87%, 05/25/2034 (z)	95
42	Series 2004-46, Class SK, IF, 12.85%, 05/25/2034 (z)	53
444	Series 2004-50, Class VZ, 5.50%, 07/25/2034	482
39	Series 2004-61, Class SH, IF, 18.68%, 11/25/2032 (z)	57
34	Series 2004-74, Class SW, IF, 12.93%, 11/25/2031 (z)	45
7	Series 2004-76, Class CL, 4.00%, 10/25/2019	7
72	Series 2005-45, Class DC, IF, 19.44%, 06/25/2035 (z)	99
3	Series 2005-52, Class PA, 6.50%, 06/25/2035	3
51	Series 2005-56, Class S, IF, IO, 5.38%, 07/25/2035 (z)	8
89	Series 2005-56, Class TP, IF, 14.17%, 08/25/2033 (z)	107
296	Series 2005-68, Class PG, 5.50%, 08/25/2035	324
133	Series 2005-73, Class PS, IF, 13.38%, 08/25/2035 (z)	167
52	Series 2005-74, Class CS, IF, 16.37%, 05/25/2035 (z)	66
100	Series 2005-106, Class US, IF, 19.70%, 11/25/2035 (z)	146
331	Series 2005-121, Class DX, 5.50%, 01/25/2026	354
91	Series 2006-27, Class OH, PO, 04/25/2036	82
36	Series 2006-44, Class P, PO, 12/25/2033	31
230	Series 2006-56, Class FC, 1.62%, 07/25/2036 (z)	230
6	Series 2006-59, Class QO, PO, 01/25/2033	6
35	Series 2006-65, Class QO, PO, 07/25/2036	31
53	Series 2006-72, Class GO, PO, 08/25/2036	48
100	Series 2006-77, Class PC, 6.50%, 08/25/2036	112
41	Series 2006-79, Class DO, PO, 08/25/2036	37
67	Series 2006-110, Class PO, PO, 11/25/2036	58
87	Series 2006-124, Class HB, 3.41%, 11/25/2036 (z)	90
49	Series 2007-14, Class ES, IF, IO, 5.11%, 03/25/2037 (z)	7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
44		Series 2007-79, Class SB, IF, 19.15%, 08/25/2037 (z)	66
180		Series 2007-81, Class GE, 6.00%, 08/25/2037	195
122		Series 2007-88, Class VI, IF, IO, 5.21%, 09/25/2037 (z)	21
343		Series 2007-91, Class ES, IF, IO, 5.13%, 10/25/2037 (z)	54
49		Series 2007-106, Class A7, 6.09%, 10/25/2037 (z)	54
87		Series 2007-116, Class HI, IO, 1.32%, 01/25/2038 (z)	4
24		Series 2008-10, Class XI, IF, IO, 4.90%, 03/25/2038 (z)	3
18		Series 2008-16, Class IS, IF, IO, 4.87%, 03/25/2038 (z)	2
41		Series 2008-28, Class QS, IF, 16.72%, 04/25/2038 (z)	52
83		Series 2008-46, Class HI, IO, 1.59%, 06/25/2038 (z)	4
59		Series 2009-69, Class PO, PO, 09/25/2039	53
136		Series 2009-103, Class MB, 3.50%, 12/25/2039 (z)	145
204		Series 2010-71, Class HJ, 5.50%, 07/25/2040	226
260		Series 2011-118, Class MT, 7.00%, 11/25/2041	302
229		Series 2011-118, Class NT, 7.00%, 11/25/2041	261
161		Series 2012-47, Class HF, 1.73%, 05/25/2027 (z)	162
349		Series 2013-101, Class DO, PO, 10/25/2043	281
328		Series 2013-128, Class PO, PO, 12/25/2043	268
1		Series G-14, Class L, 8.50%, 06/25/2021	1
3		Series G-18, Class Z, 8.75%, 06/25/2021	3
2		Series G-35, Class M, 8.75%, 10/25/2021	3
13		Series G92-35, Class E, 7.50%, 07/25/2022	14
1		Series G92-42, Class Z, 7.00%, 07/25/2022	1
–	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
10		Series G92-54, Class ZQ, 7.50%, 09/25/2022	11
4		Series G93-5, Class Z, 6.50%, 02/25/2023	4
8		Series G95-1, Class C, 8.80%, 01/25/2025	9
		FNMA REMIC Trust,
101		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	109
21		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	24
11		Series 2007-W7, Class 1A4, HB, IF, 31.21%, 07/25/2037 (z)	15
		FNMA STRIPS,
–	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
1		Series 218, Class 2, IO, 7.50%, 04/25/2023	—	(h)
33		Series 300, Class 1, PO, 09/25/2024	32
7		Series 329, Class 1, PO, 01/25/2033	6
		FNMA Trust,
42		Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	48
130		Series 2005-W3, Class 2AF, 1.55%, 03/25/2045 (z)	127
		GNMA,
87		Series 1994-7, Class PQ, 6.50%, 10/16/2024	87
13		Series 1999-30, Class S, IF, IO, 7.34%, 08/16/2029 (z)	—	(h)
7		Series 2000-9, Class Z, 8.00%, 06/20/2030	9
134		Series 2000-9, Class ZJ, 8.50%, 02/16/2030	154
21		Series 2002-31, Class S, IF, IO, 7.44%, 01/16/2031 (z)	4
56		Series 2002-47, Class PG, 6.50%, 07/16/2032	64
66		Series 2002-47, Class PY, 6.00%, 07/20/2032	74
68		Series 2002-47, Class ZA, 6.50%, 07/20/2032	79
11		Series 2003-24, Class PO, PO, 03/16/2033	10
241		Series 2003-40, Class TJ, 6.50%, 03/20/2033	270
58		Series 2003-52, Class AP, PO, 06/16/2033	50
17		Series 2004-28, Class S, IF, 16.19%, 04/16/2034 (z)	22
32		Series 2004-71, Class SB, HB, IF, 23.17%, 09/20/2034 (z)	48
20		Series 2004-73, Class AE, IF, 12.25%, 08/17/2034 (z)	23

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
179	Series 2004-90, Class SI, IF, IO, 4.82%, 10/20/2034 (z)	27
45	Series 2005-68, Class DP, IF, 13.39%, 06/17/2035 (z)	54
331	Series 2005-68, Class KI, IF, IO, 5.02%, 09/20/2035 (z)	48
527	Series 2006-38, Class ZK, 6.50%, 08/20/2036	592
33	Series 2006-59, Class SD, IF, IO, 5.42%, 10/20/2036 (z)	5
139	Series 2007-17, Class JI, IF, IO, 5.55%, 04/16/2037 (z)	24
164	Series 2007-27, Class SA, IF, IO, 4.92%, 05/20/2037 (z)	24
243	Series 2007-40, Class SB, IF, IO, 5.47%, 07/20/2037 (z)	40
146	Series 2007-45, Class QA, IF, IO, 5.36%, 07/20/2037 (z)	22
128	Series 2007-50, Class AI, IF, IO, 5.49%, 08/20/2037 (z)	21
34	Series 2007-53, Class ES, IF, IO, 5.27%, 09/20/2037 (z)	5
32	Series 2007-53, Class SW, IF, 16.36%, 09/20/2037 (z)	42
5	Series 2007-71, Class SB, IF, IO, 5.42%, 07/20/2036 (z)	—	(h)
73	Series 2007-72, Class US, IF, IO, 5.27%, 11/20/2037 (z)	11
74	Series 2007-76, Class SA, IF, IO, 5.25%, 11/20/2037 (z)	12
47	Series 2008-33, Class XS, IF, IO, 6.44%, 04/16/2038 (z)	9
148	Series 2008-40, Class SA, IF, IO, 5.14%, 05/16/2038 (z)	24
188	Series 2008-50, Class KB, 6.00%, 06/20/2038	211
93	Series 2008-55, Class SA, IF, IO, 4.92%, 06/20/2038 (z)	12
99	Series 2008-93, Class AS, IF, IO, 4.42%, 12/20/2038 (z)	12
30	Series 2009-6, Class SA, IF, IO, 4.84%, 02/16/2039 (z)	4
46	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	12
140	Series 2009-22, Class SA, IF, IO, 4.99%, 04/20/2039 (z)	18
118	Series 2009-31, Class TS, IF, IO, 5.02%, 03/20/2039 (z)	11
130	Series 2009-79, Class OK, PO, 11/16/2037	117
822	Series 2009-92, Class ZC, 5.00%, 10/20/2039	913
253	Series 2009-106, Class ST, IF, IO, 4.72%, 02/20/2038 (z)	39
45	Series 2010-14, Class AO, PO, 12/20/2032	43
1,000	Series 2010-105, Class B, 5.00%, 08/20/2040	1,096
86	Series 2010-130, Class CP, 7.00%, 10/16/2040	99
302	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	335
174	Series 2012-H21, Class DF, 1.88%, 05/20/2061 (z)	174
12	Series 2012-H24, Class FA, 1.68%, 03/20/2060 (z)	12
183	Series 2012-H26, Class MA, 1.78%, 07/20/2062 (z)	184
655	Series 2012-H29, Class FA, 1.75%, 10/20/2062 (z)	655
563	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	586
18	Series 2013-H03, Class FA, 1.53%, 08/20/2060 (z)	18
724	Series 2014-H15, Class FA, 1.73%, 07/20/2064 (z)	723
643	Series 2014-H17, Class FC, 1.73%, 07/20/2064 (z)	643
647	Series 2015-H15, Class FJ, 1.67%, 06/20/2065 (z)	644
574	Series 2015-H18, Class FA, 1.68%, 06/20/2065 (z)	573
602	Series 2015-H20, Class FA, 1.70%, 08/20/2065 (z)	601
725	Series 2015-H26, Class FG, 1.75%, 10/20/2065 (z)	724
101	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	97
41	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/2033 (bb)	28
	JP Morgan Mortgage Trust,
337	Series 2003-A1, Class 1A1, 3.09%, 10/25/2033 (z)	341
30	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	30
96	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	98
	MASTR Adjustable Rate Mortgages Trust,
30	Series 2004-3, Class 4A2, 3.06%, 04/25/2034 (z)	28

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
83	Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	85
	MASTR Alternative Loan Trust,
115	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	119
181	Series 2004-4, Class 10A1, 5.00%, 05/25/2024	188
14	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	11
5	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	5
49	Series 2005-6, Class 3A1, 5.50%, 11/25/2020	48
1	MASTR Asset Securitization Trust, Series 2004-8, Class PO, PO, 08/25/2019 (bb)	1
15	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	12
	Merrill Lynch Mortgage Investors Trust,
158	Series 2003-E, Class A1, 1.95%, 10/25/2028 (z)	154
56	Series 2004-A, Class A1, 1.79%, 04/25/2029 (z)	55
46	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	46
42	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	42
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
26	Series 2003-A1, Class A1, 5.50%, 05/25/2033	27
19	Series 2003-A1, Class A2, 6.00%, 05/25/2033	19
7	Series 2003-A1, Class A5, 7.00%, 04/25/2033	7
	RALI Trust,
1	Series 2003-QS3, Class A2, IF, 13.58%, 02/25/2018 (z)	1
8	Series 2003-QS9, Class A3, IF, IO, 6.22%, 05/25/2018 (z) (bb)	—	(h)
25	Series 2004-QS3, Class CB, 5.00%, 03/25/2019	25
68	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	60
2	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/2019	2
61	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	62
	Vendee Mortgage Trust,
240	Series 1993-1, Class ZB, 7.25%, 02/15/2023	261
136	Series 1994-1, Class 1, 5.35%, 02/15/2024 (z)	143
202	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	224
67	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	74
273	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	308
65	Series 1998-1, Class 2E, 7.00%, 03/15/2028	74
	WaMu Mortgage Pass-Through Certificates Trust,
3	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	3
73	Series 2003-AR5, Class A7, 3.06%, 06/25/2033 (z)	74
39	Series 2004-AR3, Class A2, 3.16%, 06/25/2034 (z)	39
161	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	154
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
12	Series 2003-MS2, Class 1A1, 5.75%, 02/25/2033	12
2	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	2
	Wells Fargo Mortgage-Backed Securities Trust,
27	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	27
43	Series 2004-EE, Class 3A1, 3.76%, 12/25/2034 (z)	45
129	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	132
209	Series 2005-AR3, Class 1A1, 3.45%, 03/25/2035 (z)	214

	Total Collateralized Mortgage Obligations (Cost $31,421)	32,414

Commercial Mortgage-Backed Securities — 3.7%
396	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.75%, 12/11/2049 (e) (z)	1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Commercial Mortgage Trust,
132	Series 2014-PAT, Class A, 2.04%, 08/13/2027 (e) (z)	132
400	Series 2014-TWC, Class A, 2.09%, 02/13/2032 (e) (z)	400
281	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	294
	FHLMC Multifamily Structured Pass-Through Certificates,
416	Series KF12, Class A, 2.03%, 09/25/2022 (z)	416
500	Series KSMC, Class A2, 2.62%, 01/25/2023	502
	FNMA ACES,
394	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	408
91	Series 2012-M11, Class FA, 1.74%, 08/25/2019 (z)	91
444	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	466
636	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	649
820	Series 2015-M7, Class A2, 2.59%, 12/25/2024	815
547	Series 2015-M17, Class FA, 2.17%, 11/25/2022 (z)	547
	PFP Ltd., (Cayman Islands),
144	Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	145
100	Series 2015-2, Class C, 4.50%, 07/14/2034 (e) (z) (bb)	100
100	Series 2015-2, Class D, 5.25%, 07/14/2034 (e) (z) (bb)	100
250	RAIT Trust, Series 2015-FL5, Class B, 5.15%, 01/15/2031 (e) (z) (bb)	250
	Resource Capital Corp. Ltd., (Cayman Islands),
42	Series 2015-CRE4, Class A, 2.65%, 08/15/2032 (e) (z)	42
153	Series 2015-CRE4, Class B, 4.25%, 08/15/2032 (e) (z) (bb)	151
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	118
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/2063	108
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	517

	Total Commercial Mortgage-Backed Securities (Cost $6,210)	6,252

Corporate Bonds — 26.3%
	Consumer Discretionary — 2.3%
	Automobiles — 0.6%
150	Daimler Finance North America LLC, (Germany), 2.20%, 05/05/2020 (e)	149
600	General Motors Co., 4.20%, 10/01/2027	610
200	Nissan Motor Acceptance Corp., 2.60%, 09/28/2022 (e)	198

		957

	Hotels, Restaurants & Leisure — 0.0% (g)
50	Darden Restaurants, Inc., 3.85%, 05/01/2027	51

	Household Durables — 0.1%
150	DR Horton, Inc., 2.55%, 12/01/2020	150

	Internet & Direct Marketing Retail — 0.1%
100	Amazon.com, Inc., 3.80%, 12/05/2024	105

	Media — 1.1%
100	21st Century Fox America, Inc., 7.70%, 10/30/2025	128
208	CBS Corp., 4.00%, 01/15/2026	212
160	Charter Communications Operating LLC, 4.91%, 07/23/2025	169
80	Comcast Corp., 3.38%, 08/15/2025	82
154	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	151
78	Discovery Communications LLC, 4.38%, 06/15/2021	81
100	Historic TW, Inc., 7.57%, 02/01/2024	123
200	NBCUniversal Media LLC, 2.88%, 01/15/2023	202
35	Time Warner Cable LLC, 8.75%, 02/14/2019	38
150	Time Warner, Inc., 3.60%, 07/15/2025	150
	Viacom, Inc.,
11	3.25%, 03/15/2023	11
180	3.88%, 04/01/2024	178
250	Walt Disney Co. (The), 2.95%, 06/15/2027	248

		1,773

	Multiline Retail — 0.0% (g)
21	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	22
35	Nordstrom, Inc., 4.00%, 10/15/2021	36

		58

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 0.4%
200	Advance Auto Parts, Inc., 4.50%, 12/01/2023	210
150	Home Depot, Inc. (The), 2.80%, 09/14/2027	147
200	Lowe’s Cos., Inc., 3.38%, 09/15/2025	205
	O’Reilly Automotive, Inc.,
100	3.55%, 03/15/2026	100
62	3.60%, 09/01/2027	62

		724

	Total Consumer Discretionary	3,818

	Consumer Staples — 1.5%
	Beverages — 0.4%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
300	3.30%, 02/01/2023	308
74	3.65%, 02/01/2026	76
76	3.70%, 02/01/2024	79
200	Coca-Cola Co. (The), 2.90%, 05/25/2027	199
70	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	74

		736

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
90	4.00%, 02/01/2024	93
30	6.15%, 01/15/2020	32
100	Sysco Corp., 3.75%, 10/01/2025	104
200	Wal-Mart Stores, Inc., 2.35%, 12/15/2022	199

		428

	Food Products — 0.6%
95	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	94
100	Cargill, Inc., 3.30%, 03/01/2022 (e)	102
200	General Mills, Inc., 2.60%, 10/12/2022	199
200	Kellogg Co., 3.40%, 11/15/2027	198
	Kraft Heinz Foods Co.,
15	3.50%, 06/06/2022	15
15	3.95%, 07/15/2025	16
66	5.00%, 07/15/2035	72
22	5.38%, 02/10/2020	23
45	McCormick & Co., Inc., 3.15%, 08/15/2024	45
92	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	98
73	Tyson Foods, Inc., 3.95%, 08/15/2024	77

		939

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.40%, 03/01/2022	20
37	Procter & Gamble—ESOP, Series A, 9.36%, 01/01/2021	42

		62

	Tobacco — 0.3%
200	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	199
250	Philip Morris International, Inc., 3.13%, 08/17/2027	249

		448

	Total Consumer Staples	2,613

	Energy — 2.5%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.50%, 08/01/2023	110
	Nabors Industries, Inc.,
30	4.63%, 09/15/2021	29
30	5.00%, 09/15/2020	30
15	National Oilwell Varco, Inc., 1.35%, 12/01/2017	15
47	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	48

		232

	Oil, Gas & Consumable Fuels — 2.4%
27	Andeavor Logistics LP, 4.25%, 12/01/2027	27
	Apache Corp.,
42	3.25%, 04/15/2022	42
25	6.90%, 09/15/2018	26
29	Boardwalk Pipelines LP, 4.95%, 12/15/2024	31
	BP Capital Markets plc, (United Kingdom),
200	3.22%, 04/14/2024	203
60	3.51%, 03/17/2025	62
166	3.81%, 02/10/2024	175
	Buckeye Partners LP,
30	4.35%, 10/15/2024	31
40	4.88%, 02/01/2021	42
25	5.85%, 11/15/2043	27
25	Canadian Natural Resources Ltd., (Canada), 3.90%, 02/01/2025	26
15	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	14

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
21	Cenovus Energy, Inc., (Canada), 3.00%, 08/15/2022	21
40	Chevron Corp., 2.36%, 12/05/2022	40
200	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	212
58	Ecopetrol SA, (Colombia), 4.13%, 01/16/2025	58
	Energy Transfer LP,
28	3.60%, 02/01/2023	28
91	4.05%, 03/15/2025	91
61	4.90%, 02/01/2024	65
200	Eni SpA, (Italy), 4.15%, 10/01/2020 (e)	208
174	EnLink Midstream Partners LP, 4.15%, 06/01/2025	175
	Enterprise Products Operating LLC,
37	3.75%, 02/15/2025	38
49	3.90%, 02/15/2024	51
	EOG Resources, Inc.,
23	2.63%, 03/15/2023	23
100	4.10%, 02/01/2021	104
50	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	52
50	Magellan Midstream Partners LP, 6.55%, 07/15/2019	53
67	Marathon Petroleum Corp., 3.63%, 09/15/2024	68
	Noble Energy, Inc.,
100	3.85%, 01/15/2028	99
36	5.63%, 05/01/2021	37
91	Occidental Petroleum Corp., 3.50%, 06/15/2025	93
	ONEOK Partners LP,
40	3.20%, 09/15/2018	40
12	3.38%, 10/01/2022	12
200	4.90%, 03/15/2025	214
28	5.00%, 09/15/2023	30
	Petroleos Mexicanos, (Mexico),
69	4.88%, 01/18/2024	72
149	6.38%, 02/04/2021	163
51	6.88%, 08/04/2026	58
100	Plains All American Pipeline LP, 3.60%, 11/01/2024	97
200	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	213
150	Spectra Energy Capital LLC, 5.65%, 03/01/2020	159
	Oil, Gas & Consumable Fuels — continued
63	Spectra Energy Partners LP, 3.50%, 03/15/2025	63
180	Sunoco Logistics Partners Operations LP, 4.65%, 02/15/2022	189
42	TC PipeLines LP, 3.90%, 05/25/2027	42
	TransCanada PipeLines Ltd., (Canada),
172	3.75%, 10/16/2023	180
100	6.50%, 08/15/2018	103
30	7.13%, 01/15/2019	32
86	Williams Partners LP, 3.90%, 01/15/2025	88

		3,977

	Total Energy	4,209

	Financials — 9.6%
	Banks — 3.9%
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.60%, 09/23/2019 (e)	201
	Bank of America Corp.,
100	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	100
150	3.30%, 01/11/2023	153
485	3.88%, 08/01/2025	508
42	4.13%, 01/22/2024	45
154	Series L, 3.95%, 04/21/2025	158
200	Bank of Montreal, (Canada), 2.35%, 09/11/2022	197
300	Bank of Nova Scotia (The), (Canada), 2.15%, 07/14/2020	299
317	Barclays plc, (United Kingdom), 3.20%, 08/10/2021	320
	Citigroup, Inc.,
82	2.15%, 07/30/2018	82
450	4.13%, 07/25/2028	461
115	5.50%, 09/13/2025	130
16	Comerica, Inc., 3.80%, 07/22/2026	16
201	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	210
118	Cooperatieve Rabobank UA, (Netherlands), 3.88%, 02/08/2022	124
250	Discover Bank, 3.10%, 06/04/2020	253
200	HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	201
250	Huntington National Bank (The), 2.88%, 08/20/2020	253
50	KeyCorp, 5.10%, 03/24/2021	54
250	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	254

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
225	Mitsubishi UFJ Financial Group, Inc., (Japan), 3.29%, 07/25/2027	222
200	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	201
36	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	36
	PNC Financial Services Group, Inc. (The),
100	3.90%, 04/29/2024	105
133	4.38%, 08/11/2020	140
107	Regions Financial Corp., 3.20%, 02/08/2021	109
200	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	214
200	Toronto-Dominion Bank (The), (Canada), 1.85%, 09/11/2020	198
	Wells Fargo & Co.,
450	2.63%, 07/22/2022	447
99	3.00%, 02/19/2025	98
400	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	404
21	4.10%, 06/03/2026	22
30	4.30%, 07/22/2027	32
300	Westpac Banking Corp., (Australia), 2.50%, 06/28/2022	299

		6,546

	Capital Markets — 2.5%
	Bank of New York Mellon Corp. (The),
150	3.25%, 09/11/2024	152
75	4.60%, 01/15/2020	79
150	Blackstone Holdings Finance Co. LLC, 5.88%, 03/15/2021 (e)	165
40	Charles Schwab Corp. (The), 3.23%, 09/01/2022	41
	Deutsche Bank AG, (Germany),
319	1.88%, 02/13/2018	319
38	3.13%, 01/13/2021	38
62	3.38%, 05/12/2021	63
	Goldman Sachs Group, Inc. (The),
564	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	559
349	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	352
257	3.75%, 05/22/2025	264
80	5.75%, 01/24/2022	89
	Intercontinental Exchange, Inc.,
47	2.50%, 10/15/2018	47
	Capital Markets — continued
88	4.00%, 10/15/2023	94
	Invesco Finance plc,
125	3.75%, 01/15/2026	130
71	4.00%, 01/30/2024	75
125	Jefferies Group LLC, 6.88%, 04/15/2021	140
	Macquarie Bank Ltd., (Australia),
100	2.85%, 07/29/2020 (e)	100
100	4.00%, 07/29/2025 (e)	105
40	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	44
	Morgan Stanley,
300	2.75%, 05/19/2022	299
83	3.70%, 10/23/2024	86
155	5.00%, 11/24/2025	169
166	5.50%, 07/24/2020	178
100	5.50%, 07/28/2021	110
100	5.75%, 01/25/2021	110
100	6.63%, 04/01/2018	102
84	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	91
17	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	17
36	State Street Corp., 3.10%, 05/15/2023	36
34	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	34
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	200

		4,288

	Consumer Finance — 1.1%
250	AerCap Ireland Capital DAC, (Netherlands), 3.50%, 01/15/2025	248
200	American Honda Finance Corp., 1.95%, 07/20/2020	198
235	Capital One Financial Corp., 3.20%, 02/05/2025	233
	Caterpillar Financial Services Corp.,
200	1.85%, 09/04/2020	198
58	2.85%, 06/01/2022	59
	Ford Motor Credit Co. LLC,
250	2.98%, 08/03/2022	248
250	3.16%, 08/04/2020	254
100	General Motors Financial Co., Inc., 4.35%, 01/17/2027	103
	John Deere Capital Corp.,
100	2.65%, 06/24/2024	99

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
33	3.15%, 10/15/2021	34
50	Series 14, 2.45%, 09/11/2020	50
100	Synchrony Financial, 4.25%, 08/15/2024	104

		1,828

	Diversified Financial Services — 1.2%
150	AIG Global Funding, 2.15%, 07/02/2020 (e)	149
349	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	348
174	GTP Acquisition Partners I LLC, 2.35%, 06/15/2020 (e)	173
200	National Rural Utilities Cooperative Finance Corp., 2.30%, 09/15/2022	198
81	ORIX Corp., (Japan), 2.90%, 07/18/2022	81
	Private Export Funding Corp.,
500	Series EE, 2.80%, 05/15/2022	510
200	Series KK, 3.55%, 01/15/2024	214
200	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	197
100	Shell International Finance BV, (Netherlands), 3.25%, 05/11/2025	102

		1,972

	Insurance — 0.9%
61	Allstate Corp. (The), 3.15%, 06/15/2023	62
100	Alterra Finance LLC, 6.25%, 09/30/2020	109
161	American International Group, Inc., 3.75%, 07/10/2025	165
143	Aon plc, 3.88%, 12/15/2025	149
130	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	131
	CNA Financial Corp.,
52	3.95%, 05/15/2024	54
38	4.50%, 03/01/2026	41
125	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	124
35	Lincoln National Corp., 4.20%, 03/15/2022	37
100	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	106
50	Marsh & McLennan Cos., Inc., 3.30%, 03/14/2023	51
250	Metropolitan Life Global Funding I, 3.00%, 09/19/2027 (e)	245
150	Principal Financial Group, Inc., 3.10%, 11/15/2026	148
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	196

		1,618

	Total Financials	16,252

	Health Care — 2.1%
	Biotechnology — 0.6%
	AbbVie, Inc.,
214	2.85%, 05/14/2023	214
35	3.20%, 11/06/2022	35
	Amgen, Inc.,
44	3.63%, 05/15/2022	45
40	5.70%, 02/01/2019	42
75	Baxalta, Inc., 3.60%, 06/23/2022	77
184	Biogen, Inc., 3.63%, 09/15/2022	190
98	Celgene Corp., 3.25%, 08/15/2022	100
	Gilead Sciences, Inc.,
150	1.85%, 09/20/2019	149
13	2.50%, 09/01/2023	13
25	3.50%, 02/01/2025	26
57	3.65%, 03/01/2026	59
21	3.70%, 04/01/2024	22

		972

	Health Care Equipment & Supplies — 0.4%
300	Abbott Laboratories, 3.25%, 04/15/2023	304
152	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	158
200	Medtronic, Inc., 3.50%, 03/15/2025	207

		669

	Health Care Providers & Services — 0.7%
200	Aetna, Inc., 2.80%, 06/15/2023	196
	Anthem, Inc.,
115	3.13%, 05/15/2022	116
106	3.50%, 08/15/2024	107
	Cardinal Health, Inc.,
45	2.40%, 11/15/2019	45
49	3.75%, 09/15/2025	50
	Express Scripts Holding Co.,
200	3.05%, 11/30/2022	200
72	3.50%, 06/15/2024	72
214	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	218
112	UnitedHealth Group, Inc., 3.38%, 11/15/2021	116

		1,120

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
57	3.15%, 01/15/2023	58
100	3.20%, 08/15/2027	98
34	4.15%, 02/01/2024	36

		192

	Pharmaceuticals — 0.3%
300	Actavis Funding SCS, 3.80%, 03/15/2025	302
69	Allergan Funding SCS, 3.45%, 03/15/2022	70
118	Johnson & Johnson, 2.63%, 01/15/2025	117
30	Merck & Co., Inc., 3.70%, 02/10/2045	31

		520

	Total Health Care	3,473

	Industrials — 1.6%
	Aerospace & Defense — 0.3%
43	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	43
68	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	71
174	Lockheed Martin Corp., 3.10%, 01/15/2023	177
150	Northrop Grumman Corp., 2.93%, 01/15/2025	149

		440

	Building Products — 0.1%
	Johnson Controls International plc,
99	3.75%, 12/01/2021	103
32	3.90%, 02/14/2026	33

		136

	Commercial Services & Supplies — 0.1%
50	Pitney Bowes, Inc., 5.60%, 03/15/2018	50
200	Republic Services, Inc., 3.38%, 11/15/2027	201

		251

	Construction & Engineering — 0.1%
41	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	41
70	Fluor Corp., 3.38%, 09/15/2021	72

		113

	Electrical Equipment — 0.1%
	Eaton Corp.,
140	3.10%, 09/15/2027	137
50	5.60%, 05/15/2018	51

		188

	Industrial Conglomerates — 0.0% (g)
34	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	36
49	Pentair Finance Sarl, (United Kingdom), 2.90%, 09/15/2018	50

		86

	Machinery — 0.2%
31	Caterpillar, Inc., 2.60%, 06/26/2022	31
89	Deere & Co., 2.60%, 06/08/2022	89
175	Illinois Tool Works, Inc., 3.50%, 03/01/2024	183
25	Parker-Hannifin Corp., 5.50%, 05/15/2018	25

		328

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.05%, 03/15/2022	44
32	3.45%, 09/15/2021	33
19	3.60%, 09/01/2020	20
55	Canadian Pacific Railway Co., (Canada), 4.50%, 01/15/2022	59
162	CSX Corp., 3.25%, 06/01/2027	161
	ERAC USA Finance LLC,
27	4.50%, 08/16/2021 (e)	29
48	5.25%, 10/01/2020 (e)	51
	Penske Truck Leasing Co. LP,
53	2.88%, 07/17/2018 (e)	53
200	3.38%, 02/01/2022 (e)	204
	Ryder System, Inc.,
25	2.50%, 03/01/2018	25
28	2.50%, 05/11/2020	28
86	2.88%, 09/01/2020	87
	Union Pacific Corp.,
21	2.95%, 01/15/2023	21
61	3.60%, 09/15/2037	62
75	3.65%, 02/15/2024	79

		956

	Trading Companies & Distributors — 0.1%
200	Air Lease Corp., 3.63%, 12/01/2027	199
55	WW Grainger, Inc., 4.60%, 06/15/2045	59

		258

	Total Industrials	2,756

	Information Technology — 1.2%
	Communications Equipment — 0.2%
44	Cisco Systems, Inc., 2.95%, 02/28/2026	44
200	Harris Corp., 4.85%, 04/27/2035	221

		265

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.00%, 03/01/2018	32
100	3.88%, 01/12/2028	100
16	4.50%, 03/01/2023	17

		149

	IT Services — 0.1%
200	Western Union Co. (The), 3.60%, 03/15/2022	203

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.70%, 07/29/2025	137
94	QUALCOMM, Inc., 3.25%, 05/20/2027	90

		227

	Software — 0.3%
34	Microsoft Corp., 2.38%, 05/01/2023	34
400	Oracle Corp., 2.95%, 11/15/2024	401

		435

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
200	2.75%, 01/13/2025	198
400	2.90%, 09/12/2027	395
	HP, Inc.,
118	4.38%, 09/15/2021	125
45	4.65%, 12/09/2021	48

		766

	Total Information Technology	2,045

	Materials — 0.7%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
45	3.38%, 03/15/2025	45
100	4.13%, 03/15/2035	102
	Dow Chemical Co. (The),
60	4.13%, 11/15/2021	63
20	8.55%, 05/15/2019	22
	Ecolab, Inc.,
88	3.25%, 01/14/2023	90
43	3.25%, 12/01/2027 (e)	43
246	Mosaic Co. (The), 4.25%, 11/15/2023	254
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.25%, 12/01/2017	25
41	Praxair, Inc., 2.65%, 02/05/2025	41
	Sherwin-Williams Co. (The),
110	3.30%, 02/01/2025	109
51	3.45%, 06/01/2027	52
150	Union Carbide Corp., 7.50%, 06/01/2025	187

		1,033

	Construction Materials — 0.0% (g)
78	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	77

	Containers & Packaging — 0.1%
80	WestRock Co., 3.00%, 09/15/2024 (e)	79

	Metals & Mining — 0.0% (g)
27	Nucor Corp., 4.00%, 08/01/2023	28

	Total Materials	1,217

	Real Estate — 1.6%
	Equity Real Estate Investment Trusts (REITs) — 1.5%
	American Tower Corp.,
80	3.50%, 01/31/2023	82
38	5.00%, 02/15/2024	42
45	American Tower Trust #1, 1.55%, 03/15/2018 (e)	45
100	AvalonBay Communities, Inc., 3.20%, 01/15/2028	99
152	Boston Properties LP, 3.20%, 01/15/2025	151
100	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	100
121	DDR Corp., 3.90%, 08/15/2024	121
62	EPR Properties, 4.50%, 06/01/2027	62
125	Equity Commonwealth, 5.88%, 09/15/2020	133
255	ERP Operating LP, 4.63%, 12/15/2021	274
52	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	51
	HCP, Inc.,
38	3.40%, 02/01/2025	38
205	3.88%, 08/15/2024	210
17	4.20%, 03/01/2024	18
53	Prologis LP, 4.25%, 08/15/2023	57
	Realty Income Corp.,
150	3.65%, 01/15/2028	150
50	3.88%, 07/15/2024	51
150	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	150

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
62	3.38%, 10/01/2024	63
38	3.75%, 02/01/2024	40
81	4.13%, 12/01/2021	85
75	Tanger Properties LP, 3.75%, 12/01/2024	75
	Ventas Realty LP,
27	3.50%, 02/01/2025	27
44	3.75%, 05/01/2024	45
62	4.13%, 01/15/2026	65
	VEREIT Operating Partnership LP,
100	3.95%, 08/15/2027	99
100	4.60%, 02/06/2024	104
73	Welltower, Inc., 4.50%, 01/15/2024	78

		2,515

	Real Estate Management & Development — 0.1%
200	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.13%, 03/20/2022 (e)	202

	Total Real Estate	2,717

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
227	3.60%, 02/17/2023	232
52	3.95%, 01/15/2025	53
34	4.45%, 04/01/2024	36
150	4.60%, 02/15/2021	158
350	Bellsouth Capital Funding Corp., 7.88%, 02/15/2030	451
148	Qwest Corp., 6.75%, 12/01/2021	158
31	Telefonica Emisiones SAU, (Spain), 5.13%, 04/27/2020	33
	Verizon Communications, Inc.,
300	2.95%, 03/15/2022	302
156	4.15%, 03/15/2024	164
208	4.50%, 08/10/2033	215
148	4.81%, 03/15/2039	152

		1,954

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.10%, 10/01/2023	169

	Total Telecommunication Services	2,123

	Utilities — 1.9%
	Electric Utilities — 1.3%
27	American Electric Power Co., Inc., Series E, 1.65%, 12/15/2017	27
27	Arizona Public Service Co., 2.20%, 01/15/2020	27
43	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	43
200	Commonwealth Edison Co., Series 122, 2.95%, 08/15/2027	197
30	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	30
20	DTE Electric Co., 2.65%, 06/15/2022	20
60	Duke Energy Indiana LLC, 3.75%, 07/15/2020	62
40	Duke Energy Progress LLC, 2.80%, 05/15/2022	41
60	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	60
200	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	197
186	Entergy Mississippi, Inc., 2.85%, 06/01/2028	180
	Jersey Central Power & Light Co.,
200	4.30%, 01/15/2026 (e)	209
25	7.35%, 02/01/2019	26
47	Kansas City Power & Light Co., 3.15%, 03/15/2023	48
60	Nevada Power Co., 7.13%, 03/15/2019	64
	NextEra Energy Capital Holdings, Inc.,
27	2.40%, 09/15/2019	27
89	3.55%, 05/01/2027	91
	Niagara Mohawk Power Corp.,
28	3.51%, 10/01/2024 (e)	29
40	4.88%, 08/15/2019 (e)	42
25	Ohio Power Co., 6.05%, 05/01/2018	25
50	Oncor Electric Delivery Co. LLC, 6.80%, 09/01/2018	52
	Pacific Gas & Electric Co.,
68	2.45%, 08/15/2022	67
50	3.25%, 06/15/2023	50
132	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	130
51	Public Service Co. of Colorado, 3.20%, 11/15/2020	52
74	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	78

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Electric Utilities — continued
37		Southern California Edison Co., 1.85%, 02/01/2022	37
		Virginia Electric & Power Co.,
21		3.45%, 02/15/2024	21
40		Series A, 6.00%, 05/15/2037	52
191		Series C, 2.75%, 03/15/2023	191

			2,175

		Gas Utilities — 0.0% (g)
30		Atmos Energy Corp., 8.50%, 03/15/2019	33

		Independent Power and Renewable Electricity Producers — 0.3%
		Exelon Generation Co. LLC,
45		2.95%, 01/15/2020	45
35		3.40%, 03/15/2022	36
37		4.25%, 06/15/2022	39
317		Southern Power Co., 4.15%, 12/01/2025	335

			455

		Multi-Utilities — 0.3%
50		Consumers Energy Co., 5.65%, 04/15/2020	54
79		DTE Energy Co., Series B, 3.30%, 06/15/2022	80
200		NiSource Finance Corp., 3.85%, 02/15/2023	208
48		Sempra Energy, 4.05%, 12/01/2023	50
94		Southern Co. Gas Capital Corp., 3.50%, 09/15/2021	97
87		WEC Energy Group, Inc., 3.55%, 06/15/2025	89

			578

		Total Utilities	3,241

		Total Corporate Bonds (Cost $43,761)	44,464

Foreign Government Securities — 0.4%
150		Republic of Colombia, (Colombia), 7.38%, 09/18/2037	200
		Republic of Poland, (Poland),
125		3.25%, 04/06/2026	128
92		4.00%, 01/22/2024	98
244		United Mexican States, (Mexico), 3.63%, 03/15/2022	254

		Total Foreign Government Securities (Cost $656)	680

Mortgage-Backed Securities — 10.1%
		FHLMC,
18		ARM, 2.87%, 01/01/2027 (z)	19
121		ARM, 3.11%, 08/01/2036 (z)	126
10		ARM, 3.13%, 07/01/2026 (z)	10
39		ARM, 3.17%, 01/01/2037 (z)	41
81		ARM, 3.32%, 03/01/2037 (z)	85
116		ARM, 3.48%, 12/01/2034 (z)	124
45		ARM, 3.50%, 11/01/2036 (z)	48
52		ARM, 3.53%, 09/01/2036 (z)	55
72		ARM, 3.61%, 09/01/2036 (z)	75
137		ARM, 3.68%, 06/01/2036 (z)	145
71		ARM, 3.77%, 04/01/2038 (z)	75
51		ARM, 3.96%, 02/01/2037 (z)	54
		FHLMC Gold Pools, 15 Year, Single Family,
13		4.00%, 06/01/2019	13
1		4.50%, 10/01/2018	1
–	(h)	6.00%, 04/01/2018	1
17		6.50%, 02/01/2019 - 03/01/2022	17
		FHLMC Gold Pools, 20 Year, Single Family,
3		6.00%, 12/01/2022	4
14		6.50%, 08/01/2026	15
		FHLMC Gold Pools, 30 Year, Single Family,
38		6.00%, 01/01/2034	44
32		7.00%, 04/01/2026 - 02/01/2037	37
3		7.50%, 08/01/2025	4
3		8.00%, 07/01/2020 - 11/01/2024	4
10		8.50%, 07/01/2028	11
59		FHLMC Gold Pools, FHA/VA, 10.00%, 10/01/2030	63
		FHLMC Gold Pools, Other,
1,806		3.50%, 05/01/2033 - 05/01/2043	1,864
312		4.00%, 06/01/2042	329
43		6.00%, 02/01/2033	47
		FNMA,
977		ARM, 2.02%, 12/01/2025 (z)	976
4		ARM, 2.43%, 09/01/2027 (z)	4
–	(h)	ARM, 2.60%, 03/01/2019 (z)	—	(h)
–	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
32		ARM, 2.88%, 02/01/2037 (z)	33
65		ARM, 2.92%, 01/01/2035 (z)	67
85		ARM, 2.96%, 02/01/2035 (z)	88
106		ARM, 3.02%, 01/01/2035 (z)	113
105		ARM, 3.03%, 09/01/2035 (z)	108

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
70	ARM, 3.08%, 04/01/2033 (z)	74
35	ARM, 3.13%, 08/01/2035 (z)	36
80	ARM, 3.14%, 08/01/2034 (z)	84
60	ARM, 3.17%, 04/01/2035 (z)	64
59	ARM, 3.21%, 02/01/2035 (z)	62
60	ARM, 3.23%, 11/01/2033 (z)	63
93	ARM, 3.30%, 09/01/2035 (z)	97
52	ARM, 3.33%, 09/01/2036 (z)	54
106	ARM, 3.34%, 09/01/2034 (z)	112
99	ARM, 3.40%, 02/01/2037 (z)	105
76	ARM, 3.49%, 10/01/2034 (z)	81
28	ARM, 3.53%, 08/01/2036 (z)	30
86	ARM, 3.56%, 09/01/2033 (z)	91
75	ARM, 3.63%, 07/01/2046 (z)	80
3	ARM, 3.96%, 03/01/2029 (z)	3
83	ARM, 3.97%, 02/01/2036 (z)	88
	FNMA, 15 Year, Single Family,
6	4.00%, 05/01/2019	6
27	4.50%, 05/01/2018 - 05/01/2019	28
40	5.00%, 06/01/2018 - 04/01/2019	41
12	5.50%, 01/01/2020 - 06/01/2020	12
88	6.00%, 03/01/2021 - 01/01/2024	93
4	6.50%, 08/01/2020	4
38	FNMA, 20 Year, Single Family, 6.50%, 05/01/2022	42
	FNMA, 30 Year, FHA/VA,
11	6.00%, 09/01/2033	12
15	6.50%, 03/01/2029	17
1	9.50%, 12/01/2018	1
	FNMA, 30 Year, Single Family,
35	4.50%, 08/01/2033	37
501	5.00%, 07/01/2033 - 08/01/2040	548
59	5.50%, 12/01/2033	67
248	6.00%, 12/01/2032 - 09/01/2037	281
21	6.50%, 08/01/2031	25
3	7.00%, 09/01/2027 - 08/01/2032	4
6	7.50%, 11/01/2022 - 10/01/2024	6
224	8.00%, 03/01/2021 - 11/01/2032	261
3	8.50%, 07/01/2024 - 05/01/2025	4
1	10.00%, 02/01/2024	1
	FNMA, Other,
473	2.24%, 12/01/2022	469
626	2.40%, 01/01/2022	625
1,000	2.79%, 05/01/2027	995
1,000	3.03%, 04/01/2027	1,013
1,000	3.24%, 12/01/2026	1,028
1,000	3.29%, 08/01/2026	1,032
500	3.34%, 02/01/2027	525
479	3.76%, 10/01/2023	507
558	4.00%, 07/01/2042	588
327	4.26%, 06/01/2021	345
748	4.30%, 04/01/2021	793
472	4.39%, 05/01/2021	500
25	5.50%, 04/01/2038	26
43	6.00%, 03/01/2037	46
	GNMA I, 30 Year, Single Family,
184	6.00%, 11/15/2028 - 12/15/2038	207
155	6.50%, 01/15/2024 - 12/15/2035	175
159	7.00%, 08/15/2023 - 06/15/2035	178
11	7.50%, 11/15/2022 - 09/15/2028	12
2	8.00%, 08/15/2028	2
2	9.00%, 02/15/2020 - 11/15/2024	2
21	9.50%, 09/15/2018 - 12/15/2025	22
	GNMA II, 30 Year, Single Family,
132	6.00%, 03/20/2028 - 09/20/2038	149
7	7.50%, 02/20/2028 - 09/20/2028	7
19	8.00%, 12/20/2025 - 08/20/2028	20
10	8.50%, 03/20/2025 - 05/20/2025	12
497	GNMA II, Other, 3.50%, 11/20/2033	519

	Total Mortgage-Backed Securities (Cost $16,761)	17,111

U.S. Government Agency Securities — 1.6%
1,440	Financing Corp. STRIPS, Series 1P, 1.61%, 05/11/2018 (n)	1,428
85	FNMA, 1.82%, 10/09/2019 (n)	82
	Resolution Funding Corp. STRIPS,
330	1.22%, 01/15/2021 (n)	310
165	1.60%, 10/15/2019 (n)	159
250	1.71%, 07/15/2020 (n)	237
80	2.70%, 10/15/2027 (n)	61
90	2.87%, 01/15/2026 (n)	72
333	Tennessee Valley Authority STRIPS, 4.60%, 05/01/2019 (n)	323

	Total U.S. Government Agency Securities (Cost $2,679)	2,672

U.S. Treasury Obligations — 25.7%
516	U.S. Treasury Bonds, 6.00%, 02/15/2026	656
	U.S. Treasury Notes,
4,000	1.38%, 01/31/2021	3,929
4,000	1.50%, 02/28/2019	3,988

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
10,000	1.63%, 02/15/2026	9,435
1,000	1.88%, 01/31/2022	992
10,000	1.88%, 04/30/2022	9,899
	U.S. Treasury STRIPS Bonds,
3,825	2.10%, 08/15/2023 (n)	3,355
200	2.17%, 05/15/2024 (n)	172
2,150	2.26%, 11/15/2023 (n)	1,873
200	2.29%, 05/15/2026 (n)	162
3,000	2.37%, 02/15/2024 (n)	2,594
10	2.41%, 05/15/2028 (n)	8
300	2.58%, 02/15/2027 (n)	238
750	2.60%, 05/15/2023 (n)	662
2,400	2.67%, 02/15/2022 (n)	2,196
1,300	2.74%, 11/15/2022 (n)	1,165
200	2.83%, 05/15/2025 (n)	167
53	2.93%, 02/15/2028 (n)	41
200	3.08%, 08/15/2028 (n)	152
47	3.33%, 08/15/2026 (n)	38
300	3.52%, 11/15/2026 (n)	240
100	3.69%, 08/15/2027 (n)	78
140	3.78%, 11/15/2027 (n)	109
1,525	3.84%, 11/15/2021 (n)	1,406

	Total U.S. Treasury Obligations (Cost $43,679)	43,555

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
3,776	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $3,776)	3,777

	Total Investments — 99.8% (Cost $166,880)	169,035
	Other Assets in Excess of Liabilities — 0.2%	271

	NET ASSETS — 100.0%	$169,306

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
VA	—	Veterans Administration
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$13,211	$4,899	$18,110
Collateralized Mortgage Obligations	—	32,103	311	32,414
Commercial Mortgage-Backed Securities	—	5,651	601	6,252
Corporate Bonds
Consumer Discretionary	—	3,818	—	3,818
Consumer Staples	—	2,613	—	2,613
Energy	—	4,195	14	4,209
Financials	—	16,252	—	16,252
Health Care	—	3,473	—	3,473
Industrials	—	2,756	—	2,756
Information Technology	—	2,045	—	2,045
Materials	—	1,217	—	1,217
Real Estate	—	2,717	—	2,717
Telecommunication Services	—	2,123	—	2,123
Utilities	—	3,241	—	3,241

Total Corporate Bonds	—	44,450	14	44,464

Foreign Government Securities	—	680	—	680
Mortgage-Backed Securities	—	17,111	—	17,111
U.S. Government Agency Securities	—	2,672	—	2,672
U.S. Treasury Obligations	—	43,555	—	43,555
Short-Term Investment
Investment Company	3,777	—	—	3,777

Total Investments in Securities	$3,777	$159,433	$5,825	$169,035

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Intermediate Bond Trust	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$7,994	$(36)	$84		$—	(a)	$—	$(3,143)	$—	$—		$4,899
Collateralized Mortgage Obligations	764	2	13		1		—	(469)	—	—		311
Commercial Mortgage-Backed Securities	594	—	7		—		—	—	—	—	(a)	601
Corporate Bond — Energy	—	—	—	(a)	—	(a)	16	(2)	—	—		14

	$9,352	$(34)	$104		$1		$16	$(3,614)	$—	$—		$5,825

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $500.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $59,000.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,521	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.23%)
			Constant Default Rate	0.00% - 30.00% (0.73%)
			Yield (Discount Rate of Cash Flows)	2.67% - 8.14% (3.41%)

Asset-Backed Securities	2,521

	301	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (16.36%)
			Constant Default Rate	0.00% - 6.50% (2.05%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 199.00% (4.73%)

Collateralized Mortgage Obligations	301

	200	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.57% - 5.30% (4.94%)

Commercial Mortgage-Backed Securities	200

	14	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% (3.24%)

Corporate Bonds	14

Total	$3,036

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $2,789,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018